Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.0%)
Brazil (3.4%)
	Vale SA	49,004,899	785,159
	Petroleo Brasileiro SA - Petrobras	50,774,228	389,677
	B3 SA - Brasil Bolsa Balcao	71,444,057	219,243
	WEG SA	20,360,541	200,094
	Banco BTG Pactual SA	16,763,191	190,956
	Ambev SA	59,669,414	168,370
	Axia Energia	15,562,463	160,777
	Embraer SA	8,368,261	154,159
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,264,085	141,256
	Banco do Brasil SA	23,442,184	112,339
	Localiza Rent a Car SA	11,900,272	109,421
[1]	Rede D'Or Sao Luiz SA	13,323,294	107,315
*	PRIO SA	11,064,031	107,198
	Equatorial SA	13,760,272	106,992
	Itau Unibanco Holding SA ADR	11,052,589	94,942
	Suzano SA	9,219,671	86,420
	Vibra Energia SA	15,479,525	84,593
	Telefonica Brasil SA	10,404,495	73,901
	Banco Bradesco SA	20,123,913	70,053
	BB Seguridade Participacoes SA	8,740,442	61,965
	Itau Unibanco Holding SA	6,926,788	55,201
	Motiva Infraestrutura de Mobilidade SA	16,392,181	52,203
*	Eneva SA	12,693,437	50,940
	Ultrapar Participacoes SA	9,776,710	47,149
	TIM SA	9,984,250	46,518
	Rumo SA	16,578,975	46,498
	TOTVS SA	5,326,636	45,111
	Cia Paranaense de Energia - Copel	18,002,486	45,085
	Raia Drogasil SA	9,308,816	43,336
	Energisa SA	4,038,274	39,142
	MBRF Global Foods Co. SA	10,939,187	38,808
	Lojas Renner SA	13,487,055	38,262
	Klabin SA	10,142,160	36,924
*	Cia De Sanena Do Parana	4,118,521	36,531
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	1,200,814	32,254
	Engie Brasil Energia SA	4,910,563	30,577
	Smartfit Escola de Ginastica e Danca SA (BVMF)	7,206,111	30,316
	Kinea Rendimentos Imobiliarios FII	1,386,260	28,171
	Sendas Distribuidora SA	16,968,446	27,632
	Caixa Seguridade Participacoes SA	8,250,600	27,137
	Alupar Investimento SA	4,152,905	26,790
*	Multiplan Empreendimentos Imobiliarios SA	4,252,196	26,615
	CPFL Energia SA	2,566,347	25,094
	Cia de Saneamento de Minas Gerais Copasa MG	2,558,070	24,863
	Banco Bradesco SA ADR	6,095,836	24,688
	Transmissora Alianca de Energia Eletrica SA	2,987,641	23,633
	Cogna Educacao SA	27,191,103	23,509
	Allos SA	3,996,229	23,464
	Porto Seguro SA	2,455,890	23,445
[1]	GPS Participacoes e Empreendimentos SA	6,118,138	21,786
	Banco Santander Brasil SA ADR	3,101,965	21,466
	Embraer SA ADR	283,789	20,847
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,612,396	20,524
*	Brava Energia	5,700,491	20,472
*	Natura Cosmeticos SA	12,049,300	20,079
	Cia Paranaense de Energia - Copel ADR	1,907,642	19,343
*	Hypera SA	4,037,303	19,340
	Kinea Indice de Precos FII	1,080,687	18,853
*	Cosan SA	16,395,702	18,381
	Banco Santander Brasil SA	2,479,917	17,115
	XP MALLS FDO INV IMOB FII	792,588	16,679
	Neoenergia SA	2,659,059	16,370

		Shares	Market Value ($000)
	Iguatemi SA	2,646,800	14,334
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	469,490	14,051
	Direcional Engenharia SA	5,281,312	13,999
	FII BTLG	683,410	13,325
	Petroleo Brasileiro SA - Petrobras ADR	915,919	13,153
	Kinea Renda Imobiliaria FII	394,731	12,421
	Cury Construtora e Incorporadora SA	1,780,086	11,686
*	Cia Siderurgica Nacional SA	6,075,844	11,626
	Fleury SA	3,413,590	10,780
	Maxi Renda FII	5,894,499	10,775
*,1	Hapvida Participacoes e Investimentos SA	4,294,854	10,609
	EcoRodovias Infraestrutura e Logistica SA	4,594,471	10,319
*	Orizon Valorizacao de Residuos SA	712,903	10,084
	Magazine Luiza SA	5,053,394	9,401
	Cia Energetica de Minas Gerais ADR	4,339,107	9,329
	Auren Energia SA	4,302,486	9,205
	Vivara Participacoes SA	1,686,560	9,031
	YDUQS Participacoes SA	3,187,250	8,884
	Azzas 2154 SA	1,728,722	8,784
	XP Log FII	439,487	8,684
	Vinci Shopping Centers FII	411,056	8,537
	Trx Real Estate FII	462,094	8,376
*	IRB-Brasil Resseguros SA	743,377	8,171
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	329,186	8,072
	SLC Agricola SA	2,610,974	7,963
*	MRV Engenharia e Participacoes SA	5,181,663	7,946
	Kinea High Yield CRI - FII	411,323	7,823
	Odontoprev SA	3,528,238	7,535
	Capitania Securities II FII	4,847,029	7,525
	JHSF Participacoes SA	3,933,800	7,138
	Minerva SA	6,043,362	7,108
	Hedge Brasil Shopping FII	1,857,613	7,059
	M Dias Branco SA	1,444,045	6,813
	Construtora Tenda SA	1,264,194	6,630
	CSN Mineracao SA	5,748,514	6,434
	Dexco SA	5,790,644	6,305
*	Hidrovias do Brasil SA	8,165,621	6,268
	Grupo Mateus SA	6,826,808	6,239
	Iridium Fundo De Investimento Imobiliario	475,193	6,204
	Fundo De Investimento Imobiliario VBI Prime Properties	371,371	5,891
	Fras-Le SA	1,268,172	5,856
	Fii UBS Br Receb Imob	348,718	5,498
	Sao Martinho SA	1,893,495	5,494
*	Cia Brasileira de Aluminio	2,830,101	5,474
	Vulcabras SA	1,596,664	5,467
	TIM SA ADR	220,513	5,138
	Fundo De Investimento Imobiliario Tg Ativo Real	343,436	5,106
	SIMPAR SA	3,879,800	4,932
	Tres Tentos Agroindustrial SA	1,559,003	4,929
	Ez Tec Empreendimentos e Participacoes SA	1,704,493	4,904
	Mahle Metal Leve SA	705,673	4,607
	C&A Modas SA	1,891,600	4,288
	Mills Locacao Servicos e Logistica SA	1,447,259	4,262
*,2	Cia Siderurgica Nacional SA ADR	2,211,796	4,225
*	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,419,750	4,109
	LOG Commercial Properties e Participacoes SA	758,644	4,010
[1]	LWSA SA	4,218,744	3,920
	Iochpe Maxion SA	1,789,849	3,748
*	CVC Brasil Operadora e Agencia de Viagens SA	7,392,062	3,680
	Petroreconcavo SA	1,712,244	3,676
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	900,386	3,649
	Grupo SBF SA	1,292,568	3,537
	Grendene SA	3,608,897	3,401
	Axia Energia ADR	328,208	3,387
*	Tupy SA	1,289,257	3,060
*	Oncoclinicas do Brasil Servicos Medicos SA	6,682,220	3,022
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	1,215,500	2,850
	Sendas Distribuidora SA ADR	321,137	2,662
*	Log-in Logistica Intermodal SA	430,400	2,658
*	Cia Brasileira de Distribuicao	3,339,291	2,437

		Shares	Market Value ($000)
*	Uniao Pet Participacoes SA	3,244,195	2,170
	Cia Energetica de Minas Gerais	709,440	2,034
*,2	Braskem SA Class A ADR	272,413	967
*	Smartfit Escola de Ginastica e Danca SA	182,193	778
	Ambev SA ADR	101,325	282
	Suzano SA ADR	28,372	266
	Gerdau SA ADR	262	1
*	Azul SA	717,487,605	1
			5,190,983
Chile (0.7%)
	Banco de Chile	612,100,424	134,836
	Latam Airlines Group SA	3,430,268,766	111,305
	Falabella SA	11,561,010	89,731
	Banco de Credito e Inversiones SA	1,064,811	79,134
	Cencosud SA	17,525,470	58,645
	Banco Santander Chile	651,574,968	57,311
	Plaza SA	10,787,441	46,920
	Empresas Copec SA	5,417,463	46,182
	Parque Arauco SA	9,077,804	38,584
	Enel Chile SA	338,131,631	28,667
	Enel Americas SA	260,320,550	24,576
	Empresas CMPC SA	15,043,118	22,553
	Banco Itau Chile SA	812,725	22,122
	Cencosud Shopping SA	6,612,132	21,190
	Quinenco SA	3,881,246	20,096
*	Sociedad Quimica y Minera de Chile SA ADR	230,165	17,686
	Banco Santander Chile ADR	474,037	16,696
	Colbun SA	99,817,117	16,531
	Aguas Andinas SA Class A	35,035,265	15,435
	Cia Cervecerias Unidas SA	1,712,784	12,596
	Inversiones La Construccion SA	431,540	10,764
	Engie Energia Chile SA	5,831,511	10,336
	Empresa Nacional de Telecomunicaciones SA	1,897,271	10,186
	Cia Sud Americana de Vapores SA	176,268,801	9,685
	Salfacorp SA	5,830,990	9,602
	Latam Airlines Group SA ADR	143,144	9,420
	SMU SA	48,170,204	9,026
*	CAP SA	793,472	7,492
	Vina Concha y Toro SA	6,258,608	7,134
	Inversiones Aguas Metropolitanas SA	5,305,184	6,733
	Ripley Corp. SA	12,625,617	6,347
	SONDA SA	4,756,716	1,823
	Enel Chile SA ADR	72,748	316
			979,660
China (31.6%)
	Tencent Holdings Ltd.	84,562,544	6,499,630
	Alibaba Group Holding Ltd.	244,367,260	5,198,568
	China Construction Bank Corp. Class H	1,194,164,103	1,205,784
*,1	Xiaomi Corp. Class B	235,558,200	1,066,271
*	PDD Holdings Inc. ADR	10,382,688	1,049,171
*,1	Meituan Class B	72,731,686	899,144
	Industrial & Commercial Bank of China Ltd. Class H	1,082,379,614	897,831
	Ping An Insurance Group Co. of China Ltd. Class H	88,802,313	823,673
	NetEase Inc.	24,870,411	644,892
	BYD Co. Ltd. Class H	50,359,847	627,829
*	Baidu Inc. Class A	29,330,215	562,189
	Bank of China Ltd. Class H	931,426,735	556,232
	Trip.com Group Ltd.	8,136,403	499,377
	JD.com Inc. Class A	34,588,043	493,248
	China Life Insurance Co. Ltd. Class H	101,810,734	453,082
	Zijin Mining Group Co. Ltd. Class H	81,043,097	422,561
[1]	Kuaishou Technology	38,027,500	388,531
	PetroChina Co. Ltd. Class H	284,732,227	338,250
	China Merchants Bank Co. Ltd. Class H	51,272,795	313,256
	Agricultural Bank of China Ltd. Class H	422,159,343	295,139
*	BeOne Medicines Ltd. Class H	10,738,600	283,208
[1]	Pop Mart International Group Ltd.	9,120,600	260,727
	China Shenhua Energy Co. Ltd. Class H	46,268,360	254,574
	Kweichow Moutai Co. Ltd. Class A	1,151,404	232,113

		Shares	Market Value ($000)
*,1	Innovent Biologics Inc.	21,732,320	225,583
*,1	Wuxi Biologics Cayman Inc.	47,354,566	224,099
	China Petroleum & Chemical Corp. Class H	314,052,822	216,133
	Yum China Holdings Inc.	4,198,100	208,741
	Contemporary Amperex Technology Co. Ltd. Class A	4,033,523	203,520
	China Hongqiao Group Ltd.	43,001,000	196,672
	PICC Property & Casualty Co. Ltd. Class H	94,502,207	195,638
*	XPeng Inc. Class A	19,952,465	179,604
	China Pacific Insurance Group Co. Ltd. Class H	34,956,192	176,069
	Geely Automobile Holdings Ltd. Class A	85,438,743	175,875
	ANTA Sports Products Ltd.	17,032,205	170,151
	KE Holdings Inc. ADR	8,498,154	159,085
	China Resources Land Ltd.	39,458,325	154,526
[1]	Nongfu Spring Co. Ltd. Class H	24,486,800	150,162
*,1,2	Hua Hong Semiconductor Ltd. Class H	9,636,606	142,609
	CMOC Group Ltd. Class H	50,468,171	141,844
*,2	Li Auto Inc. Class A	16,488,123	137,791
*	Bilibili Inc.	3,920,521	134,316
*,1,2	Akeso Inc.	9,504,000	134,147
	CSPC Pharmaceutical Group Ltd.	108,926,529	133,624
	ZTO Express Cayman Inc.	6,016,000	132,834
	New Oriental Education & Technology Group Inc.	20,961,950	127,808
	H World Group Ltd.	26,607,330	127,788
*,2	Horizon Robotics	117,143,400	123,013
*,1,2	SenseTime Group Inc. Class B	379,042,000	119,597
*,2	NIO Inc. Class A	23,914,678	114,011
*,1	JD Health International Inc.	14,127,990	113,669
	Tencent Music Entertainment Group ADR	6,773,681	113,662
	China CITIC Bank Corp. Ltd. Class H	121,968,476	113,600
	Sino Biopharmaceutical Ltd.	132,542,444	112,463
	Zijin Mining Group Co. Ltd. Class A	19,513,444	109,191
	CITIC Ltd.	67,609,026	108,051
	Full Truck Alliance Co. Ltd. ADR	10,903,104	107,941
	New China Life Insurance Co. Ltd. Class H	13,250,612	107,746
	China Merchants Bank Co. Ltd. Class A	19,369,149	107,733
	Haier Smart Home Co. Ltd. Class H	31,705,255	104,523
*,2	J&T Global Express Ltd.	79,991,800	104,083
	People's Insurance Co. Group of China Ltd. Class H	118,143,422	102,729
	Zhaojin Mining Industry Co. Ltd. Class H	22,506,167	98,986
	Zhongji Innolight Co. Ltd. Class A	1,011,692	93,950
	Ping An Insurance Group Co. of China Ltd. Class A	9,784,800	93,923
[1]	China Tower Corp. Ltd. Class H	63,758,993	91,735
	Midea Group Co. Ltd. Class H	8,356,417	91,590
	China Overseas Land & Investment Ltd.	50,686,841	90,842
	Weichai Power Co. Ltd. Class H	26,766,294	90,728
	Yangzijiang Shipbuilding Holdings Ltd.	34,253,198	89,960
	Aluminum Corp. of China Ltd. Class H	50,747,237	88,608
	Foxconn Industrial Internet Co. Ltd. Class A	10,589,920	87,487
	ENN Energy Holdings Ltd.	10,057,255	86,580
	Bank of Communications Co. Ltd. Class H	99,487,609	85,469
	Jiangxi Copper Co. Ltd. Class H	14,293,722	85,393
	China Mengniu Dairy Co. Ltd.	40,699,920	84,997
	China Yangtze Power Co. Ltd. Class A	22,407,200	84,983
[1]	Postal Savings Bank of China Co. Ltd. Class H	130,226,010	84,908
[1]	WuXi AppTec Co. Ltd. Class H	5,964,119	84,870
	Li Ning Co. Ltd.	31,644,574	82,750
	CITIC Securities Co. Ltd. Class H	22,082,938	82,641
[2]	China Gold International Resources Corp. Ltd.	3,263,200	82,627
[1]	Guotai Haitong Securities Co. Ltd. Class H	38,327,227	81,578
	Hygon Information Technology Co. Ltd. Class A	2,123,887	80,420
	Industrial & Commercial Bank of China Ltd. Class A	75,028,576	78,254
[1,2]	Hansoh Pharmaceutical Group Co. Ltd.	15,779,000	77,762
	Kanzhun Ltd. ADR	4,166,329	77,160
	Agricultural Bank of China Ltd. Class A	78,351,895	75,758
	Sunny Optical Technology Group Co. Ltd.	9,218,575	73,874
[1]	3SBio Inc.	24,284,586	72,412
	China Resources Beer Holdings Co. Ltd.	21,365,124	71,475
[2]	Laopu Gold Co. Ltd. Class H	721,800	71,336
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	8,271,200	70,897
*	TAL Education Group ADR	5,579,326	70,857

		Shares	Market Value ($000)
*	Cambricon Technologies Corp. Ltd. Class A	386,132	69,879
[1,2]	Shandong Gold Mining Co. Ltd. Class H	12,874,950	69,190
	China Galaxy Securities Co. Ltd. Class H	49,965,875	67,189
[2]	Contemporary Amperex Technology Co. Ltd. Class H	1,070,700	66,809
*	Alibaba Health Information Technology Ltd.	79,824,112	66,205
*,2	UBTech Robotics Corp. Ltd. Class H	3,683,500	65,751
*	Kingdee International Software Group Co. Ltd.	38,884,284	64,226
*,2	GDS Holdings Ltd. Class A	11,532,244	64,213
	BYD Co. Ltd. Class A	4,908,339	64,196
[1]	China International Capital Corp. Ltd. Class H	23,360,740	63,312
*,2	XtalPi Holdings Ltd.	40,617,000	62,740
	China Taiping Insurance Holdings Co. Ltd.	19,082,200	62,529
[2]	COSCO SHIPPING Holdings Co. Ltd. Class H	35,140,605	61,741
	China Resources Power Holdings Co. Ltd.	27,067,149	61,654
[2]	Yankuang Energy Group Co. Ltd. Class H	42,221,944	61,514
[1]	CGN Power Co. Ltd. Class H	145,865,514	60,822
	Eoptolink Technology Inc. Ltd. Class A	906,104	54,519
	CMOC Group Ltd. Class A	15,708,623	54,172
	Wuliangye Yibin Co. Ltd. Class A	3,533,937	53,349
	Great Wall Motor Co. Ltd. Class H	31,306,375	53,337
	Kunlun Energy Co. Ltd.	52,054,541	53,334
*,1	Zhejiang Leapmotor Technology Co. Ltd. Class H	9,807,300	53,254
[1]	China Resources Mixc Lifestyle Services Ltd.	8,896,600	52,614
	Kingsoft Corp. Ltd.	13,668,478	52,438
	Vipshop Holdings Ltd. ADR	3,052,217	52,223
	Industrial Bank Co. Ltd. Class A	19,334,026	52,019
	Tsingtao Brewery Co. Ltd. Class H	8,173,786	51,728
	Anhui Conch Cement Co. Ltd. Class H	16,185,635	51,330
	Tongcheng Travel Holdings Ltd.	17,196,400	51,151
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	4,654,659	49,442
	Luxshare Precision Industry Co. Ltd. Class A	6,653,842	49,342
*,2	GCL Technology Holdings Ltd.	354,352,000	49,025
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	5,860,179	49,015
	Sinopharm Group Co. Ltd. Class H	18,273,025	48,757
	China Coal Energy Co. Ltd. Class H	32,093,653	46,971
	China Minsheng Banking Corp. Ltd. Class H	94,379,094	46,960
	Bank of Communications Co. Ltd. Class A	48,713,739	46,387
	Minth Group Ltd.	9,722,006	45,771
[1]	Meitu Inc.	46,198,436	45,635
[1,2]	Ganfeng Lithium Group Co. Ltd. Class H	5,938,840	45,337
	NAURA Technology Group Co. Ltd. Class A	657,567	44,899
	BYD Electronic International Co. Ltd.	10,492,529	44,801
	CITIC Securities Co. Ltd. Class A	11,063,106	44,670
[1,2]	Haidilao International Holding Ltd.	21,625,000	44,090
	Shanghai Pudong Development Bank Co. Ltd. Class A	30,401,429	43,907
	China Pacific Insurance Group Co. Ltd. Class A	6,498,524	42,572
*	WuXi XDC Cayman Inc.	5,277,000	42,396
	Sinotruk Hong Kong Ltd.	9,119,467	41,878
	CRRC Corp. Ltd. Class H	56,335,000	41,849
	China Longyuan Power Group Corp. Ltd. Class H	45,726,493	41,539
	Huaneng Power International Inc. Class H	56,904,822	41,490
	XD Inc.	3,777,200	41,481
*,2	China Ruyi Holdings Ltd.	149,186,709	41,260
[1]	Huatai Securities Co. Ltd. Class H	17,123,808	40,828
	Atour Lifestyle Holdings Ltd. ADR	1,131,370	40,435
	PetroChina Co. Ltd. Class A	25,364,469	40,281
*,2	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H	736,100	39,188
	Tingyi Cayman Islands Holding Corp.	25,514,000	38,670
	Guotai Haitong Securities Co. Ltd.	13,427,004	38,284
[2]	ZTE Corp. Class H	10,501,239	37,991
[1,2]	Longfor Group Holdings Ltd.	28,474,101	37,446
	Bosideng International Holdings Ltd.	61,029,764	37,246
	China Shenhua Energy Co. Ltd. Class A	6,112,736	36,881
*,1	JD Logistics Inc.	25,748,346	36,798
	China Gas Holdings Ltd.	37,077,093	36,727
	Bank of China Ltd. Class A	46,999,597	36,303
	Wanhua Chemical Group Co. Ltd. Class A	2,866,261	36,294
[1]	Smoore International Holdings Ltd.	25,024,000	36,136
[2]	China Nonferrous Mining Corp. Ltd.	17,865,000	35,410
	Guangdong Investment Ltd.	37,412,021	35,371

		Shares	Market Value ($000)
	China National Building Material Co. Ltd. Class H	48,474,512	34,868
	Far East Horizon Ltd.	34,456,130	34,467
	East Money Information Co. Ltd. Class A	10,497,758	34,278
*	Dongfeng Motor Group Co. Ltd. Class H	29,551,430	34,163
	GF Securities Co. Ltd. Class H	14,383,000	33,564
	China Resources Gas Group Ltd.	12,185,105	33,523
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	18,514,261	33,351
	Muyuan Foods Co. Ltd. Class A	4,985,145	33,037
	Kingboard Holdings Ltd.	8,146,608	33,013
	China Railway Group Ltd. Class H	57,121,604	32,963
	China CSSC Holdings Ltd. Class A	6,821,759	32,927
	China Merchants Port Holdings Co. Ltd.	16,156,671	32,517
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	5,924,479	32,394
*	Hesai Group ADR	1,351,218	32,254
	Dongyue Group Ltd.	20,050,339	31,432
	WuXi AppTec Co. Ltd. Class A	2,280,162	31,250
	Hengan International Group Co. Ltd.	8,616,026	31,145
	China Everbright Environment Group Ltd.	47,905,203	30,823
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,122,624	30,556
*,2	Kingsoft Cloud Holdings Ltd.	33,810,265	30,037
	Victory Giant Technology Huizhou Co. Ltd. Class A	788,100	29,736
	China Medical System Holdings Ltd.	16,454,584	29,516
*,1	China CITIC Financial Asset Management Co. Ltd. Class H	261,293,000	29,424
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	13,746,093	29,300
	Beijing Enterprises Holdings Ltd.	6,436,767	29,158
[2]	MINISO Group Holding Ltd.	6,194,912	28,767
	Yum China Holdings Inc. (XHKG)	579,219	28,625
	China Oilfield Services Ltd. Class H	25,950,880	28,521
	Advanced Micro-Fabrication Equipment Inc. China Class A	569,036	28,369
	Shaanxi Coal Industry Co. Ltd. Class A	8,844,105	28,328
[1,2]	Giant Biogene Holding Co. Ltd.	6,609,400	28,125
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	40,111,379	28,101
[2]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	4,221,000	27,976
*,1	NetEase Cloud Music Inc.	1,209,450	27,909
	Ping An Bank Co. Ltd. Class A	17,877,646	27,862
	China State Construction Engineering Corp. Ltd. Class A	37,914,642	27,496
[2]	China Cinda Asset Management Co. Ltd. Class H	161,408,276	27,465
	China Petroleum & Chemical Corp. Class A	29,268,301	27,437
	GigaDevice Semiconductor Inc. Class A	607,079	27,377
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,111,340	27,311
	Montage Technology Co. Ltd. Class A	1,039,456	27,132
*	Genscript Biotech Corp.	16,428,320	26,967
	Bank of Ningbo Co. Ltd. Class A	6,019,181	26,809
[2]	Xinyi Solar Holdings Ltd.	61,990,000	26,795
	Haitian International Holdings Ltd.	8,647,180	26,750
[1]	China Feihe Ltd.	53,470,000	26,560
*,1	Remegen Co. Ltd. Class H	2,461,500	26,520
	NARI Technology Co. Ltd. Class A	7,277,989	26,325
	Shenzhen Inovance Technology Co. Ltd. Class A	2,445,328	26,296
	China Conch Venture Holdings Ltd.	19,213,018	26,252
[2]	China State Construction International Holdings Ltd.	21,734,728	26,108
*,1	China Literature Ltd.	5,623,364	25,739
	Aluminum Corp. of China Ltd. Class A	12,688,819	25,497
	Shandong Gold Mining Co. Ltd. Class A	3,404,280	25,379
	Wanguo Gold Group Ltd.	16,687,000	25,353
	Suzhou TFC Optical Communication Co. Ltd. Class A	709,149	25,245
*,1	Mobvista Inc.	13,199,000	25,175
	C&D International Investment Group Ltd.	12,077,966	24,880
	Sungrow Power Supply Co. Ltd. Class A	1,143,828	24,849
	Hithink RoyalFlush Information Network Co. Ltd. Class A	491,187	24,667
*,2	Phancy Group Co. Ltd. Class H	3,840,500	24,616
	China Construction Bank Corp. Class A	19,616,410	24,604
	Bank of Jiangsu Co. Ltd. Class A	16,770,197	24,440
	Sany Heavy Industry Co. Ltd. Class A	7,678,490	24,224
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,284,040	24,155
	SF Holding Co. Ltd. Class A	4,448,422	24,005
	Country Garden Services Holdings Co. Ltd.	28,995,827	23,976
	JOYY Inc. ADR	371,095	23,880
*,1	InnoCare Pharma Ltd. Class H	15,888,000	23,836
	Sany Heavy Equipment International Holdings Co. Ltd.	15,355,954	23,591

		Shares	Market Value ($000)
	New China Life Insurance Co. Ltd. Class A	1,969,625	23,575
	Harbin Electric Co. Ltd. Class H	9,255,875	23,511
	Inner Mongolia Yitai Coal Co. Ltd. Class B	11,752,175	23,501
	Lens Technology Co. Ltd. Class A	4,494,654	23,452
*,2	Zai Lab Ltd.	14,099,220	23,440
	China National Nuclear Power Co. Ltd. Class A	18,803,539	23,288
	Luzhou Laojiao Co. Ltd. Class A	1,332,360	23,139
	Chongqing Rural Commercial Bank Co. Ltd. Class H	30,927,539	23,089
*,1,2	Ping An Healthcare & Technology Co. Ltd.	12,487,395	23,012
[2]	Jiangsu Expressway Co. Ltd. Class H	17,264,976	22,778
	Ningxia Baofeng Energy Group Co. Ltd. Class A	6,660,100	22,769
	COSCO SHIPPING Holdings Co. Ltd. Class A	10,961,638	22,706
*	Qinghai Salt Lake Industry Co. Ltd. Class A	4,792,167	22,610
	China Tourism Group Duty Free Corp. Ltd. Class A	1,757,710	22,590
	Huatai Securities Co. Ltd. Class A	6,789,601	22,414
	Seres Group Co. Ltd. Class A	1,492,548	22,390
[1]	Yadea Group Holdings Ltd.	15,842,000	22,383
*,1	Ascentage Pharma Group International	3,628,100	22,324
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,859,618	22,217
	Zhongjin Gold Corp. Ltd. Class A	4,386,683	22,182
*,2	Microport Scientific Corp.	14,698,943	22,143
*	Nine Dragons Paper Holdings Ltd.	20,959,910	22,082
	Shengyi Technology Co. Ltd. Class A	2,219,756	21,938
	Qfin Holdings Inc. Class A ADR	1,409,388	21,916
	China Power International Development Ltd.	52,522,063	21,909
	Shenzhen International Holdings Ltd.	18,900,478	21,776
[2]	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	19,322,132	21,677
	TCL Electronics Holdings Ltd.	14,001,329	21,524
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,226,415	21,446
[2]	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	33,108,244	21,198
	China United Network Communications Ltd. Class A	28,820,214	21,193
*	Air China Ltd. Class H	23,675,808	21,132
	RLX Technology Inc. ADR	9,133,494	21,098
	Baoshan Iron & Steel Co. Ltd. Class A	19,974,078	20,905
[2]	Zhejiang Expressway Co. Ltd. Class H	22,121,877	20,876
	Weichai Power Co. Ltd. Class A	6,093,611	20,814
*,2	Damai Entertainment Holdings Ltd.	164,529,250	20,768
	Brilliance China Automotive Holdings Ltd.	40,012,000	20,688
	China Everbright Bank Co. Ltd. Class A	43,292,894	20,677
	CRRC Corp. Ltd. Class A	22,762,789	20,666
	BOE Technology Group Co. Ltd. Class A	32,823,654	20,647
	China Reinsurance Group Corp. Class H	91,354,940	20,588
	Kingboard Laminates Holdings Ltd.	10,954,799	20,568
*,1	Keymed Biosciences Inc.	2,887,500	20,542
	Haier Smart Home Co. Ltd. Class A	5,679,507	20,523
	Beijing Kingsoft Office Software Inc. Class A	422,921	20,471
*,2	RoboSense Technology Co. Ltd.	4,694,300	20,415
	Shennan Circuits Co. Ltd. Class A	609,462	20,365
	Gree Electric Appliances Inc. of Zhuhai Class A	3,635,420	20,256
	China Jinmao Holdings Group Ltd.	91,399,771	20,244
[2]	China Communications Services Corp. Ltd. Class H	33,282,821	20,213
[2]	Greentown China Holdings Ltd.	14,039,719	20,095
*,1,2	East Buy Holding Ltd.	5,827,000	19,910
	ZTE Corp. Class A	3,576,345	19,768
[2]	AviChina Industry & Technology Co. Ltd. Class H	37,225,476	19,746
[2]	Goldwind Science & Technology Co. Ltd. Class H	10,389,690	19,400
	OmniVision Integrated Circuits Group Inc.	1,105,220	19,291
*,2	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H	2,200,000	19,286
*	Shanghai Electric Group Co. Ltd. Class H	35,885,315	19,278
	Chinasoft International Ltd.	29,887,155	19,235
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	1,650,700	19,152
	Postal Savings Bank of China Co. Ltd. Class A	26,300,307	19,147
[2]	Shanghai Conant Optical Co. Ltd. Class H	2,362,300	18,935
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,215,139	18,908
[2]	Beijing Enterprises Water Group Ltd.	54,832,691	18,877
	Sinopec Engineering Group Co. Ltd. Class H	19,812,564	18,829
	Fufeng Group Ltd.	17,399,495	18,828
	Wasion Holdings Ltd.	6,138,000	18,745
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,674,100	18,673
[2]	Dongfang Electric Corp. Ltd. Class H	5,682,413	18,520

		Shares	Market Value ($000)
	China Minsheng Banking Corp. Ltd. Class A	33,971,090	18,333
[2]	Sunshine Insurance Group Co. Ltd. Class H	33,664,500	18,295
[1,2]	CSC Financial Co. Ltd. Class H	11,341,000	18,280
	TBEA Co. Ltd. Class A	4,673,375	18,190
*,2	Shanghai MicroPort MedBot Group Co. Ltd. Class H	5,028,500	18,151
*,2	XXF Group Holdings Ltd.	12,457,500	18,132
	Iflytek Co. Ltd. Class A	2,102,949	18,011
	Rongsheng Petrochemical Co. Ltd. Class A	8,480,548	17,997
*	China Southern Airlines Co. Ltd. Class H	24,121,638	17,910
	Autohome Inc. ADR	806,027	17,765
	GF Securities Co. Ltd. Class A	5,489,541	17,748
	Zangge Mining Co. Ltd. Class A	1,419,800	17,622
	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,715,893	17,617
[2]	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class H	3,925,800	17,607
*	LONGi Green Energy Technology Co. Ltd. Class A	6,834,562	17,586
[2]	TravelSky Technology Ltd. Class H	12,929,867	17,585
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,754,904	17,553
*,2	China Eastern Airlines Corp. Ltd. Class H	25,193,558	17,461
[2]	China Everbright Bank Co. Ltd. Class H	41,807,956	17,426
	China Merchants Securities Co. Ltd. Class A	7,061,160	17,378
	Jiangxi Copper Co. Ltd. Class A	1,916,407	17,207
	Avary Holding Shenzhen Co. Ltd. Class A	2,085,861	17,116
	Bank of Shanghai Co. Ltd. Class A	12,853,494	17,088
	Eve Energy Co. Ltd. Class A	1,860,692	17,071
	Anhui Gujing Distillery Co. Ltd. Class B	1,632,610	17,017
	Bank of Nanjing Co. Ltd. Class A	11,212,238	16,987
	SAIC Motor Corp. Ltd. Class A	8,344,378	16,966
	Eastroc Beverage Group Co. Ltd. Class A	469,802	16,895
*,2	Sunac China Holdings Ltd.	109,010,000	16,877
[1]	Simcere Pharmaceutical Group Ltd.	11,192,000	16,756
	XCMG Construction Machinery Co. Ltd. Class A	10,692,131	16,525
	Fuyao Glass Industry Group Co. Ltd. Class A	1,853,129	16,460
	Ningbo Tuopu Group Co. Ltd. Class A	1,582,236	16,419
	Uni-President China Holdings Ltd.	16,129,000	16,354
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	6,218,609	16,249
[2]	Fosun International Ltd.	30,249,125	16,093
	AECC Aviation Power Co. Ltd. Class A	2,397,963	15,987
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2,177,214	15,964
	Range Intelligent Computing Technology Group Co. Ltd. Class A	1,356,100	15,934
	Shenwan Hongyuan Group Co. Ltd. Class A	21,596,762	15,755
	China Railway Group Ltd. Class A	19,108,853	15,667
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	1,991,229	15,665
	Ganfeng Lithium Group Co. Ltd. Class A	1,598,280	15,659
	Hengli Petrochemical Co. Ltd. Class A	4,163,150	15,629
	Sinotrans Ltd. Class H	23,472,836	15,574
*,1,2	CALB Group Co. Ltd. Class H	4,935,600	15,565
	China Three Gorges Renewables Group Co. Ltd. Class A	25,946,736	15,350
*	Shenzhen Longsys Electronics Co. Ltd. Class A	320,000	15,345
	Bank of Hangzhou Co. Ltd. Class A	6,534,339	15,199
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	477,669	15,170
*,2	China Vanke Co. Ltd. Class H	31,216,000	15,168
	China Tungsten & Hightech Materials Co. Ltd. Class A	2,185,158	15,155
	Yunnan Aluminium Co. Ltd. Class A	3,131,452	14,983
	Consun Pharmaceutical Group Ltd.	6,438,000	14,885
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	41,251,465	14,779
[1]	China Resources Pharmaceutical Group Ltd.	25,084,626	14,604
	Bank of Beijing Co. Ltd. Class A	19,136,035	14,592
*	Daqo New Energy Corp. ADR	586,794	14,506
[2]	SF Holding Co. Ltd. Class H	3,184,800	14,500
[2]	China Everbright Ltd.	11,502,100	14,426
*	Shanghai Electric Group Co. Ltd. Class A	11,503,330	14,397
[2]	Zhongsheng Group Holdings Ltd.	9,619,406	14,331
*,1,2	Weimob Inc.	46,207,000	14,284
	Tongling Nonferrous Metals Group Co. Ltd. Class A	12,197,400	14,259
	China Galaxy Securities Co. Ltd. Class A	6,574,995	14,205
	CSC Financial Co. Ltd. Class A	4,101,945	14,187
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	1,681,472	14,174
	Zhejiang Juhua Co. Ltd. Class A	2,502,502	14,165
[2]	Guangzhou Automobile Group Co. Ltd. Class H	30,162,820	14,162
	Shenzhen Envicool Technology Co. Ltd. Class A	919,448	14,156

		Shares	Market Value ($000)
[2]	Grand Pharmaceutical Group Ltd.	14,034,710	14,044
[3]	ANE Cayman Inc.	8,948,000	13,977
	Lingyi iTech Guangdong Co. Class A	6,612,900	13,926
*	iQIYI Inc. ADR	6,650,461	13,833
	China International Capital Corp. Ltd. Class A	2,773,900	13,784
	Shanghai United Imaging Healthcare Co. Ltd. Class A	738,120	13,728
*	Air China Ltd. Class A	11,468,975	13,692
[2]	Yihai International Holding Ltd.	7,240,648	13,643
[2]	Mao Geping Cosmetics Co. Ltd. Class H	1,227,000	13,608
	Focus Media Information Technology Co. Ltd. Class A	13,097,248	13,572
	Wens Foodstuff Group Co. Ltd. Class A	6,038,142	13,552
	People's Insurance Co. Group of China Ltd. Class A	10,202,599	13,516
	Aier Eye Hospital Group Co. Ltd. Class A	8,465,618	13,490
*	Kuang-Chi Technologies Co. Ltd. Class A	1,973,404	13,480
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	8,751,126	13,336
	TCL Technology Group Corp. Class A	19,062,494	13,327
	Xtep International Holdings Ltd.	20,242,291	13,304
[2]	Hisense Home Appliances Group Co. Ltd. Class H	4,507,000	13,241
	Daqin Railway Co. Ltd. Class A	18,254,280	13,187
	Yunnan Baiyao Group Co. Ltd. Class A	1,625,857	13,013
	Power Construction Corp. of China Ltd. Class A	15,875,610	12,933
[2]	Shoucheng Holdings Ltd.	49,423,211	12,882
	Piotech Inc. Class A	253,982	12,870
	Anhui Conch Cement Co. Ltd. Class A	3,639,864	12,845
[2]	Datang International Power Generation Co. Ltd. Class H	42,664,046	12,821
	Chifeng Jilong Gold Mining Co. Ltd. Class H	2,690,800	12,820
	Baiyin Nonferrous Group Co. Ltd. Class A	6,730,400	12,756
	China Tobacco International HK Co. Ltd.	2,582,000	12,736
	Weibo Corp. Class A	1,189,046	12,697
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	548,971	12,669
*,1	Tuhu Car Inc. Class A	6,308,800	12,575
	SDIC Power Holdings Co. Ltd. Class A	6,855,255	12,575
*	Tianqi Lithium Corp. Class A	1,615,940	12,555
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	8,240,960	12,531
[1,2]	Yixin Group Ltd.	34,415,000	12,488
*	China Eastern Airlines Corp. Ltd. Class A	15,891,726	12,425
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,725,008	12,313
	China Zheshang Bank Co. Ltd. Class H	38,241,000	12,249
[2]	West China Cement Ltd.	25,406,438	12,207
	Huaxia Bank Co. Ltd. Class A	13,365,131	12,195
[1]	China Railway Signal & Communication Corp. Ltd. Class H	26,008,798	12,189
*	China Southern Airlines Co. Ltd. Class A	11,733,411	12,159
	Shanjin International Gold Co. Ltd. Class A	2,522,133	12,156
	Yankuang Energy Group Co. Ltd. Class A	5,773,717	12,141
	China Merchants Energy Shipping Co. Ltd. Class A	7,437,303	12,127
[2]	China Traditional Chinese Medicine Holdings Co. Ltd.	45,968,802	12,122
[1]	Topsports International Holdings Ltd.	33,415,000	12,115
	Goldwind Science & Technology Co. Ltd. Class A	3,214,226	12,065
	China CITIC Bank Corp. Ltd. Class A	11,629,861	12,027
[2]	CIMC Enric Holdings Ltd.	8,445,019	11,978
*	Biwin Storage Technology Co. Ltd. Class A	447,980	11,961
	Chongqing Changan Automobile Co. Ltd. Class A	7,465,202	11,942
	Lens Technology Co. Ltd. Class H	3,181,600	11,934
	Shandong Nanshan Aluminum Co. Ltd. Class A	11,358,713	11,912
	GoerTek Inc. Class A	3,180,832	11,909
	IEIT Systems Co. Ltd. Class A	1,320,150	11,898
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	928,924	11,804
	China Suntien Green Energy Corp. Ltd. Class H	22,740,823	11,671
[2]	Huadian Power International Corp. Ltd. Class H	22,047,909	11,660
	Zhejiang China Commodities City Group Co. Ltd. Class A	5,033,731	11,639
[1,2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	1,645,300	11,625
	COSCO SHIPPING Ports Ltd.	14,653,359	11,611
	Henan Shuanghui Investment & Development Co. Ltd. Class A	3,132,776	11,576
	JCET Group Co. Ltd. Class A	1,617,595	11,504
*,2	Lifetech Scientific Corp.	49,115,059	11,503
	Xiamen Tungsten Co. Ltd. Class A	1,428,759	11,480
[2]	Yuexiu Property Co. Ltd.	19,668,431	11,458
[1,2]	China Merchants Securities Co. Ltd. Class H	6,118,856	11,429
	Shougang Fushan Resources Group Ltd.	27,101,800	11,421
	Suzhou Maxwell Technologies Co. Ltd. Class A	255,485	11,420

		Shares	Market Value ($000)
*	Newborn Town Inc.	7,751,729	11,399
	Hengtong Optic-electric Co. Ltd. Class A	2,265,065	11,395
	Tianshan Aluminum Group Co. Ltd. Class A	4,241,170	11,374
	Zhejiang NHU Co. Ltd. Class A	2,808,686	11,270
*	Jiangsu Eastern Shenghong Co. Ltd. Class A	5,908,077	11,240
	Giant Network Group Co. Ltd. Class A	1,755,600	11,098
	Sihuan Pharmaceutical Holdings Group Ltd.	54,869,595	11,088
	Guangdong Haid Group Co. Ltd. Class A	1,494,226	11,083
*	Seazen Group Ltd.	32,966,101	11,005
	China Jushi Co. Ltd. Class A	3,577,658	10,997
	360 Security Technology Inc. Class A	6,290,395	10,982
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	3,273,386	10,977
	China International Marine Containers Group Co. Ltd. Class H	9,647,766	10,970
	Western Mining Co. Ltd. Class A	2,175,300	10,958
*	Lufax Holding Ltd. ADR	4,109,315	10,931
	Lonking Holdings Ltd.	26,546,868	10,889
	China Water Affairs Group Ltd.	15,738,149	10,863
	Greentown Service Group Co. Ltd.	18,671,032	10,856
*,1	Evergrande Property Services Group Ltd.	70,030,000	10,844
	Shanghai Rural Commercial Bank Co. Ltd. Class A	8,762,100	10,828
	Jiangsu Yanghe Distillery Co. Ltd. Class A	1,355,570	10,795
	GD Power Development Co. Ltd. Class A	16,180,031	10,779
*	Guangdong HEC Technology Holding Co. Ltd. Class A	2,738,951	10,730
	Hello Group Inc. Class A ADR	1,572,496	10,724
	China Energy Engineering Corp. Ltd. Class A	30,663,856	10,722
	Shanghai Industrial Holdings Ltd.	5,586,289	10,708
	JinkoSolar Holding Co. Ltd. ADR	417,304	10,696
	Satellite Chemical Co. Ltd. Class A	3,046,562	10,672
[1,2]	Orient Securities Co. Ltd. Class H	12,245,200	10,664
*	Tongwei Co. Ltd. Class A	4,041,585	10,580
	Sharetronic Data Technology Co. Ltd. Class A	323,720	10,574
	China Resources Microelectronics Ltd. Class A	1,150,736	10,556
	Poly Developments & Holdings Group Co. Ltd. Class A	10,769,522	10,553
	Shanghai Baosight Software Co. Ltd. Class B	9,821,907	10,551
	Rockchip Electronics Co. Ltd. Class A	383,900	10,544
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	574,075	10,525
[1,2]	Shenwan Hongyuan Group Co. Ltd. Class H	26,281,600	10,521
	Guosen Securities Co. Ltd. Class A	5,820,762	10,498
	Shannon Semiconductor Technology Co. Ltd. Class A	436,513	10,491
	Sanan Optoelectronics Co. Ltd. Class A	4,504,042	10,471
	TongFu Microelectronics Co. Ltd. Class A	1,388,579	10,442
	Orient Securities Co. Ltd. Class A	7,067,671	10,405
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,912,562	10,325
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,754,878	10,273
*,2	Tianqi Lithium Corp. Class H	1,635,400	10,213
	Hgtech Co. Ltd. Class A	916,600	10,209
[1,2]	Pharmaron Beijing Co. Ltd. Class H	3,851,223	10,204
	Anhui Expressway Co. Ltd. Class H	5,722,097	10,159
	Shenzhen Sunway Communication Co. Ltd. Class A	879,749	10,106
	China Overseas Property Holdings Ltd.	18,067,311	10,059
*,1,2	Luye Pharma Group Ltd.	28,180,956	10,011
	Ningbo Deye Technology Co. Ltd. Class A	826,836	9,989
	Shanghai International Airport Co. Ltd. Class A	2,252,768	9,980
*	Hua Hong Semiconductor Ltd. Class A	448,323	9,976
	Jiangsu Zhongtian Technology Co. Ltd. Class A	3,106,627	9,957
	China Lesso Group Holdings Ltd.	12,947,317	9,946
[2]	Weilong Delicious Global Holdings Ltd.	6,256,400	9,882
	Dongfang Electric Corp. Ltd. Class A	2,755,211	9,853
*	Beijing Compass Technology Development Co. Ltd. Class A	550,875	9,823
*,1,2	Jinxin Fertility Group Ltd.	31,433,500	9,818
*	Abbisko Cayman Ltd.	6,103,000	9,769
	CNPC Capital Co. Ltd. Class A	7,540,391	9,764
	Huaqin Technology Co. Ltd. Class A	787,360	9,761
	Chongqing Changan Automobile Co. Ltd. Class B	18,818,331	9,731
	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,663,288	9,717
[1]	Genertec Universal Medical Group Co. Ltd.	12,345,668	9,702
	Yuanjie Semiconductor Technology Co. Ltd. Class A	82,343	9,686
	China XD Electric Co. Ltd. Class A	4,647,407	9,676
[1,2]	ZJLD Group Inc.	8,349,600	9,659
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,064,200	9,631

		Shares	Market Value ($000)
	Poly Property Services Co. Ltd. Class H	2,206,600	9,581
	Huizhou Desay Sv Automotive Co. Ltd. Class A	541,900	9,539
	Metallurgical Corp. of China Ltd. Class H	40,274,885	9,528
	Shenzhen Megmeet Electrical Co. Ltd. Class A	523,675	9,507
	Nexchip Semiconductor Corp. Class A	1,805,491	9,486
*	Hainan Airlines Holding Co. Ltd. Class A	38,864,800	9,453
*	FIH Mobile Ltd.	3,697,600	9,452
	Unisplendour Corp. Ltd. Class A	2,620,623	9,428
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	46,154,131	9,401
	Sinoma Science & Technology Co. Ltd. Class A	1,521,739	9,398
*	Wuhan Guide Infrared Co. Ltd. Class A	3,910,544	9,342
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	769,471	9,271
	China Datang Corp. Renewable Power Co. Ltd. Class H	34,307,000	9,178
*,2	DPC Dash Ltd.	1,082,800	9,171
	Yunnan Yuntianhua Co. Ltd. Class A	1,666,530	9,160
	Sichuan Chuantou Energy Co. Ltd. Class A	4,571,876	9,159
	Ingenic Semiconductor Co. Ltd. Class A	442,316	9,124
	Lao Feng Xiang Co. Ltd. Class B	2,638,645	9,122
	Wolong Electric Group Co. Ltd. Class A	1,437,939	9,092
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	421,360	9,016
*	Kunlun Tech Co. Ltd. Class A	1,119,187	8,964
	Gotion High-tech Co. Ltd. Class A	1,633,369	8,929
*	EHang Holdings Ltd. ADR	693,205	8,852
*	QuantumCTek Co. Ltd. Class A	98,880	8,842
*	Beijing Capital International Airport Co. Ltd. Class H	26,000,447	8,841
*	Skyverse Technology Co. Ltd. Class A	331,555	8,838
	Yutong Bus Co. Ltd. Class A	1,983,214	8,825
	Bank of Chengdu Co. Ltd. Class A	3,796,135	8,807
	Hwatsing Technology Co. Ltd. Class A	321,864	8,757
*	Loongson Technology Corp. Ltd. Class A	364,802	8,754
	Sinofert Holdings Ltd.	40,194,032	8,745
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	728,457	8,742
	Sichuan Road & Bridge Group Co. Ltd. Class A	6,253,591	8,736
	China Coal Energy Co. Ltd. Class A	4,444,162	8,725
*	Vnet Group Inc. ADR	828,378	8,723
[2]	JF SmartInvest Holdings Ltd.	1,967,100	8,708
[2]	Shanghai Chicmax Cosmetic Co. Ltd. Class H	1,005,000	8,707
	Sangfor Technologies Inc. Class A	377,279	8,691
	Everbright Securities Co. Ltd. Class A	3,577,220	8,627
	Shenzhen Transsion Holdings Co. Ltd. Class A	1,030,714	8,592
	SUPCON Technology Co. Ltd. Class A	712,610	8,584
	China Energy Engineering Corp. Ltd. Class H	58,316,211	8,578
	Great Wall Motor Co. Ltd. Class A	2,880,900	8,575
[1]	Qingdao Port International Co. Ltd. Class H	8,881,915	8,537
	Huaneng Power International Inc. Class A	8,384,591	8,514
[2]	Huaxin Building Materials Group Co. Ltd. Class H	3,563,200	8,489
	RoboTechnik Intelligent Technology Co. Ltd. Class A	154,900	8,482
	Yunnan Tin Co. Ltd. Class A	1,502,499	8,435
	Founder Securities Co. Ltd. Class A	7,445,703	8,421
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	2,024,002	8,359
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	208,877	8,347
	Bank of Chongqing Co. Ltd. Class H	8,288,566	8,339
[2]	Tianneng Power International Ltd.	8,908,156	8,336
*	United Nova Technology Co. Ltd. Class A	7,619,591	8,318
*,3	New Horizon Health Ltd.	4,595,000	8,317
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,387,496	8,288
	Yangzijiang Financial Holding Ltd.	29,748,598	8,285
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	214,080	8,282
*	CICT Mobile Communication Technology Co. Ltd. Class A	3,109,246	8,258
[2]	Onewo Inc. Class H	3,293,300	8,254
	Zhejiang Dahua Technology Co. Ltd. Class A	3,025,713	8,248
	Huadong Medicine Co. Ltd. Class A	1,587,847	8,243
	Huafon Chemical Co. Ltd. Class A	4,441,466	8,229
	Leo Group Co. Ltd. Class A	6,149,911	8,219
	China Zheshang Bank Co. Ltd. Class A	19,627,610	8,219
	Shenzhen Kinwong Electronic Co. Ltd. Class A	890,756	8,215
	Zhejiang Chint Electrics Co. Ltd. Class A	1,944,446	8,178
*,2	COFCO Joycome Foods Ltd.	37,873,000	8,131
*	Jinko Solar Co. Ltd. Class A	8,894,378	8,099
*,1	Legend Holdings Corp. Class H	7,337,514	8,097

		Shares	Market Value ($000)
[2]	Poly Property Group Co. Ltd.	26,888,038	8,096
*	Dosilicon Co. Ltd. Class A	418,017	8,026
*	National Silicon Industry Group Co. Ltd. Class A	2,482,561	8,003
	Huayu Automotive Systems Co. Ltd. Class A	2,887,793	7,993
*	Sunshine Lake Pharma Co. Ltd. Class H	1,454,878	7,954
	CGN Power Co. Ltd. Class A	14,276,300	7,907
	Geovis Technology Co. Ltd. Class A	776,683	7,902
*,2	Flat Glass Group Co. Ltd. Class H	5,642,000	7,885
	Sinomine Resource Group Co. Ltd. Class A	646,572	7,858
	Shanghai Electric Power Co. Ltd. Class A	2,551,123	7,810
	Jinduicheng Molybdenum Co. Ltd. Class A	2,660,540	7,788
	Hundsun Technologies Inc. Class A	1,743,439	7,783
	Shengyi Electronics Co. Ltd. Class A	610,169	7,734
	China Overseas Grand Oceans Group Ltd.	22,842,142	7,729
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,113,422	7,716
	Industrial Securities Co. Ltd. Class A	7,788,751	7,706
	Accelink Technologies Co. Ltd. Class A	741,948	7,705
	YTO Express Group Co. Ltd. Class A	3,160,306	7,674
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,007,867	7,655
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,176,592	7,550
	Beijing Enlight Media Co. Ltd. Class A	2,684,603	7,549
	China BlueChemical Ltd. Class H	21,696,568	7,543
*	China Rare Earth Resources & Technology Co. Ltd. Class A	974,500	7,533
	Shanghai Putailai New Energy Technology Group Co. Ltd.	1,897,644	7,515
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,956,588	7,505
*,1,2	Hygeia Healthcare Holdings Co. Ltd.	4,529,884	7,440
*,1	Alphamab Oncology	6,522,000	7,434
[2]	Tiangong International Co. Ltd.	17,007,224	7,430
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	2,713,597	7,423
	Wanxiang Qianchao Co. Ltd. Class A	2,978,979	7,367
	Empyrean Technology Co. Ltd. Class A	494,200	7,339
	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,531,970	7,337
	Hunan Gold Corp. Ltd. Class A	1,423,292	7,336
	CSI Solar Co. Ltd. Class A	3,317,915	7,313
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	1,490,490	7,252
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,667,663	7,229
	COSCO SHIPPING Development Co. Ltd. Class H	50,775,927	7,220
	Western Superconducting Technologies Co. Ltd. Class A	592,494	7,218
	Spring Airlines Co. Ltd. Class A	889,236	7,191
	Chongqing Rural Commercial Bank Co. Ltd. Class A	7,709,300	7,190
*	Shanghai Stonehill Technology Co. Ltd. Class A	5,101,254	7,178
[2]	Gushengtang Holdings Ltd.	1,897,500	7,164
*,2	Skyworth Group Ltd.	7,857,212	7,155
	Metallurgical Corp. of China Ltd. Class A	15,873,243	7,146
*	Huadian New Energy Group Co. Ltd. Class A	8,260,400	7,126
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	876,850	7,073
	Livzon Pharmaceutical Group Inc. Class H	1,878,053	7,067
	Lee & Man Paper Manufacturing Ltd.	15,416,000	7,047
[2]	China Resources Beverage Holdings Co. Ltd.	5,468,600	7,046
	Anhui Gujing Distillery Co. Ltd. Class A	368,781	7,007
	LB Group Co. Ltd. Class A	2,194,367	6,998
	Q Technology Group Co. Ltd.	5,856,424	6,986
	Kingnet Network Co. Ltd. Class A	1,947,732	6,974
	China National Chemical Engineering Co. Ltd. Class A	5,441,422	6,968
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	3,065,100	6,952
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	501,224	6,935
*,1,2	Yidu Tech Inc.	9,354,600	6,934
	Tongkun Group Co. Ltd. Class A	2,202,499	6,928
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	1,246,712	6,928
	Tsingtao Brewery Co. Ltd. Class A	799,413	6,911
	Raytron Technology Co. Ltd. Class A	423,045	6,873
	ENN Natural Gas Co. Ltd. Class A	2,438,200	6,843
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	5,060,612	6,832
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,009,953	6,818
	Ming Yang Smart Energy Group Ltd. Class A	2,033,106	6,787
	Yunnan Copper Co. Ltd. Class A	1,806,500	6,774
	Anker Innovations Technology Co. Ltd. Class A	472,160	6,767
	Zhongtai Securities Co. Ltd. Class A	7,324,170	6,735
	Hainan Airport Infrastructure Co. Ltd. Class A	10,436,700	6,728
	Sailun Group Co. Ltd. Class A	2,949,675	6,724

		Shares	Market Value ($000)
	CNGR Advanced Material Co. Ltd. Class A	847,740	6,683
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,176,538	6,674
*	Yonyou Network Technology Co. Ltd. Class A	3,052,526	6,653
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	833,100	6,642
	Zhejiang Longsheng Group Co. Ltd. Class A	3,028,972	6,635
	Kingfa Sci & Tech Co. Ltd. Class A	2,401,423	6,593
	Hangzhou Tigermed Consulting Co. Ltd. Class A	726,449	6,587
[2]	JNBY Design Ltd.	2,657,500	6,570
*	Founder Technology Group Corp. Class A	4,041,300	6,555
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	4,680,962	6,542
*	China Greatwall Technology Group Co. Ltd. Class A	2,864,588	6,540
	Shanghai International Port Group Co. Ltd. Class A	9,085,334	6,523
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,463,412	6,519
	Shanghai Baosight Software Co. Ltd. Class A	1,978,306	6,499
	Han's Laser Technology Industry Group Co. Ltd. Class A	935,823	6,493
	SDIC Capital Co. Ltd. Class A	5,851,128	6,474
	China Resources Building Materials Technology Holdings Ltd.	29,617,076	6,473
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,383,300	6,459
	Shenzhen Expressway Corp. Ltd. Class H	6,719,170	6,454
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	2,653,825	6,442
[2]	Towngas Smart Energy Co. Ltd.	13,688,000	6,425
[2]	China Modern Dairy Holdings Ltd.	32,335,299	6,424
*	Yunnan Energy New Material Group Co. Ltd. Class A	875,435	6,423
	Huadian Power International Corp. Ltd. Class A	9,107,240	6,420
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	7,546,800	6,414
	Neway Valve Suzhou Co. Ltd. Class A	735,909	6,408
	Beijing Jingneng Clean Energy Co. Ltd. Class H	21,407,531	6,388
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	776,432	6,384
	Changjiang Securities Co. Ltd. Class A	5,113,710	6,371
	JCHX Mining Management Co. Ltd. Class A	562,369	6,330
	EverProX Technologies Co. Ltd. Class A	272,600	6,319
	Zheshang Securities Co. Ltd. Class A	4,098,769	6,310
*	Wingtech Technology Co. Ltd. Class A	1,114,731	6,309
	Tianshui Huatian Technology Co. Ltd. Class A	2,888,819	6,288
*	Sensteed Hi-tech Group Class A	9,386,800	6,283
[2]	First Tractor Co. Ltd. Class H	5,331,706	6,265
[1]	Angelalign Technology Inc.	713,393	6,263
	Citic Pacific Special Steel Group Co. Ltd. Class A	2,650,899	6,254
*,1,2	Hangzhou SF Intra-City Industrial Co. Ltd. Class H	3,299,000	6,235
*	Chongqing Afari Technology Co. Ltd. Class A	4,091,300	6,235
	Shenzhen SC New Energy Technology Corp. Class A	314,270	6,230
	Olympic Circuit Technology Co. Ltd. Class A	695,200	6,224
	Haohua Chemical Science & Technology Co. Ltd. Class A	1,161,470	6,212
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	160,148	6,212
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	1,107,674	6,209
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	14,634,315	6,204
	Pharmaron Beijing Co. Ltd. Class A	1,447,508	6,181
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	495,547	6,176
	Mango Excellent Media Co. Ltd. Class A	1,683,529	6,168
	Yealink Network Technology Corp. Ltd. Class A	1,115,346	6,157
	Shenghe Resources Holding Co. Ltd. Class A	1,601,530	6,148
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	679,100	6,147
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,463,897	6,133
	SooChow Securities Co. Ltd. Class A	4,437,019	6,112
	Sinopec Kantons Holdings Ltd.	10,952,075	6,079
	SG Micro Corp. Class A	558,951	6,071
	Isoftstone Information Technology Group Co. Ltd. Class A	879,000	6,066
*,2	Maanshan Iron & Steel Co. Ltd. Class H	17,524,000	6,060
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	484,000	6,048
*	Hopson Development Holdings Ltd.	13,568,793	6,044
*	Addsino Co. Ltd. Class A	1,473,000	6,031
	Shandong Sun Paper Industry JSC Ltd. Class A	2,490,100	6,022
	GEM Co. Ltd. Class A	4,666,040	6,019
	XTC New Energy Materials Xiamen Co. Ltd. Class A	484,389	6,013
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,486,164	6,012
	Beijing New Building Materials plc Class A	1,496,197	6,007
	Guangzhou Haige Communications Group Inc. Co. Class A	2,383,247	5,994
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	15,696,393	5,990
	Huaneng Lancang River Hydropower Inc. Class A	4,579,900	5,985
*	Sichuan Hongda Co. Ltd. Class A	2,573,900	5,975

		Shares	Market Value ($000)
*	Sichuan Huafeng Technology Co. Ltd. Class A	441,360	5,959
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	5,143,912	5,959
[1,2]	Blue Moon Group Holdings Ltd.	16,567,500	5,957
	Yuexiu Transport Infrastructure Ltd.	9,824,501	5,947
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	1,500,040	5,942
[1,2]	AsiaInfo Technologies Ltd.	5,412,800	5,934
	Sichuan Expressway Co. Ltd. Class H	8,301,276	5,930
	Haisco Pharmaceutical Group Co. Ltd. Class A	813,164	5,929
	Henan Shijia Photons Technology Co. Ltd. Class A	446,141	5,911
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,011,350	5,905
	Dongxing Securities Co. Ltd. Class A	2,936,214	5,871
	Jiangsu Yoke Technology Co. Ltd. Class A	422,100	5,850
	Sichuan Changhong Electric Co. Ltd. Class A	4,169,838	5,847
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	584,493	5,818
	PAX Global Technology Ltd.	9,217,436	5,817
	Leader Harmonious Drive Systems Co. Ltd. Class A	176,402	5,814
*	China Vanke Co. Ltd. Class A	8,204,767	5,764
	Kingsemi Co. Ltd. Class A	192,861	5,760
	Caitong Securities Co. Ltd. Class A	4,299,965	5,760
[2]	Fu Shou Yuan International Group Ltd.	17,419,913	5,759
*	CCOOP Group Co. Ltd. Class A	16,424,900	5,744
	Hainan Jinpan Smart Technology Co. Ltd. Class A	436,926	5,729
	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	262,814	5,726
	Hengyi Petrochemical Co. Ltd. Class A	3,291,000	5,720
	JL Mag Rare-Earth Co. Ltd. Class A	1,057,072	5,714
[2]	SSY Group Ltd.	15,073,775	5,709
	Sunwoda Electronic Co. Ltd. Class A	1,691,280	5,704
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	8,008,343	5,702
	Guobo Electronics Co. Ltd. Class A	313,044	5,695
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,563,129	5,679
	Hangzhou First Applied Material Co. Ltd. Class A	2,313,626	5,664
[2]	Tianli International Holdings Ltd.	15,709,741	5,654
	Hubei Dinglong Co. Ltd. Class A	881,508	5,651
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	398,341	5,649
	Guangdong Provincial Expressway Development Co. Ltd. Class B	5,049,436	5,632
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	489,561	5,631
*,1	BAIC Motor Corp. Ltd. Class H	23,749,593	5,621
*,1	CanSino Biologics Inc. Class H	1,242,000	5,603
	Imeik Technology Development Co. Ltd. Class A	278,284	5,595
	Hunan Valin Steel Co. Ltd. Class A	6,205,800	5,584
	Shenzhen MTC Co. Ltd. Class A	4,004,555	5,583
*	Suzhou Centec Communications Co. Ltd. Class A	249,992	5,573
	Maxscend Microelectronics Co. Ltd. Class A	495,057	5,572
	Health & Happiness H&H International Holdings Ltd.	2,844,451	5,569
[1,2]	AK Medical Holdings Ltd.	7,449,000	5,563
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	3,968,000	5,558
	Guangshen Railway Co. Ltd. Class H	19,695,093	5,555
*	Tianfeng Securities Co. Ltd. Class A	9,345,260	5,551
*	China National Software & Service Co. Ltd. Class A	853,758	5,546
*	Remegen Co. Ltd. Class A	375,720	5,523
	Advanced Fiber Resources Zhuhai Ltd. Class A	238,655	5,520
	ACM Research Shanghai Inc. Class A	203,724	5,519
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	127,132	5,510
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	5,235,065	5,504
	Shengda Resources Co. Ltd. Class A	655,700	5,498
[2]	China Risun Group Ltd.	15,609,000	5,493
	China Education Group Holdings Ltd.	14,072,724	5,482
*	Xinjiang Daqo New Energy Co. Ltd. Class A	1,566,492	5,466
	CGN New Energy Holdings Co. Ltd.	16,158,000	5,442
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,128,577	5,439
	BOE Technology Group Co. Ltd. Class B	13,317,741	5,432
	New Hope Liuhe Co. Ltd. Class A	4,173,245	5,431
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,601,600	5,418
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	698,741	5,418
	Shenzhen Kedali Industry Co. Ltd. Class A	243,700	5,417
	China Foods Ltd.	9,777,153	5,416
	Shanghai RAAS Blood Products Co. Ltd. Class A	5,970,999	5,413
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	555,300	5,406
	Dajin Heavy Industry Co. Ltd. Class A	610,500	5,403
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,748,002	5,397

		Shares	Market Value ($000)
[1,2]	Maoyan Entertainment	5,747,200	5,392
*,1,2	Bairong Inc. Class B	3,788,500	5,385
	Intsig Information Co. Ltd. Class A	134,031	5,379
	Skshu Paint Co. Ltd. Class A	656,693	5,372
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,463,957	5,370
	Beijing Tong Ren Tang Co. Ltd. Class A	1,227,694	5,358
*	Chongqing Zhifei Biological Products Co. Ltd. Class A	2,141,976	5,355
	Ecovacs Robotics Co. Ltd. Class A	518,287	5,348
*	Trina Solar Co. Ltd. Class A	1,979,220	5,345
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	930,515	5,344
	Hangzhou GreatStar Industrial Co. Ltd.	1,075,600	5,329
[1]	China East Education Holdings Ltd.	7,284,500	5,322
	Dazhong Mining Co. Ltd. Class A	1,304,357	5,316
	GalaxyCore Inc. Class A	2,293,378	5,315
	Guangzhou Automobile Group Co. Ltd. Class A	4,664,900	5,314
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	668,176	5,312
	Delton Technology Guangzhou Inc. Class A	351,900	5,308
*	Yonghui Superstores Co. Ltd. Class A	8,364,735	5,301
	Shenergy Co. Ltd. Class A	4,420,059	5,299
[2]	Chervon Holdings Ltd.	1,711,000	5,291
	Zhejiang Rongtai Electric Material Co. Ltd. Class A	349,100	5,278
*	Orbbec Inc. Class A	384,756	5,275
	Cathay Biotech Inc. Class A	628,996	5,263
	Goneo Group Co. Ltd. Class A	872,290	5,246
*	Henan Zhongfu Industry Co. Ltd. Class A	3,819,400	5,243
	Fujian Wanchen Food Group Co. Ltd. Class A	179,600	5,232
	Jiangsu Etern Co. Ltd. Class A	1,382,370	5,229
	Jiangsu Hoperun Software Co. Ltd. Class A	727,246	5,220
	Guangdong Hongda Holdings Group Co. Ltd. Class A	740,258	5,220
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	3,543,370	5,214
*	Sai Micro Electronics Inc. Class A	693,440	5,199
	Ningbo Joyson Electronic Corp. Class A	1,291,666	5,199
*	Talkweb Information System Co. Ltd. Class A	1,143,656	5,197
	Wangsu Science & Technology Co. Ltd. Class A	2,184,257	5,194
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	259,818	5,159
	Changchun High-Tech Industry Group Co. Ltd. Class A	372,868	5,145
	Zhejiang Cfmoto Power Co. Ltd. Class A	142,000	5,143
*	Wuhan Jingce Electronic Group Co. Ltd. Class A	269,353	5,134
*	Seazen Holdings Co. Ltd. Class A	2,011,373	5,118
	China Great Wall Securities Co. Ltd. Class A	3,586,400	5,079
	Hoshine Silicon Industry Co. Ltd. Class A	709,720	5,071
	North Copper Co. Ltd. Class A	1,841,200	5,069
	Sun Art Retail Group Ltd.	25,598,500	5,047
	Qingdao TGOOD Electric Co. Ltd. Class A	1,300,916	5,035
	Smartsens Technology Shanghai Co. Ltd. Class A	361,432	5,025
	Bank of Changsha Co. Ltd. Class A	3,568,288	5,011
	All Winner Technology Co. Ltd. Class A	757,259	5,000
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	6,799,000	4,997
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	2,200,414	4,983
*,2	Xinte Energy Co. Ltd. Class H	5,108,000	4,977
	Nanjing Securities Co. Ltd. Class A	4,348,510	4,975
	Canmax Technologies Co. Ltd. Class A	750,875	4,972
	Hangcha Group Co. Ltd. Class A	1,243,812	4,962
	Oriental Pearl Group Co. Ltd. Class A	3,025,689	4,941
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	1,085,396	4,936
	China Railway Signal & Communication Corp. Ltd. Class A	6,216,972	4,922
	Qilu Bank Co. Ltd. Class A	5,873,172	4,917
	Shenzhen Goodix Technology Co. Ltd. Class A	422,604	4,911
*	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	3,626,900	4,909
*	BeOne Medicines Ltd. Class A	122,888	4,904
	Ningbo Orient Wires & Cables Co. Ltd. Class A	615,399	4,897
*	JA Solar Technology Co. Ltd. Class A	3,010,420	4,897
	ZCZL Industrial Technology Group Co. Ltd.	1,375,325	4,897
	BOC International China Co. Ltd. Class A	2,502,027	4,894
	Beijing Roborock Technology Co. Ltd. Class A	238,395	4,891
	Shenzhen Capchem Technology Co. Ltd. Class A	669,420	4,883
	Guoyuan Securities Co. Ltd. Class A	4,065,099	4,882
	Bestechnic Shanghai Co. Ltd. Class A	153,591	4,875
*	ASR Microelectronics Co. Ltd. Class A	382,105	4,870
*	SICC Co. Ltd. Class A	389,276	4,870

		Shares	Market Value ($000)
	Huaxin Building Materials Group Co. Ltd. Class A	1,354,664	4,870
*	Angang Steel Co. Ltd. Class H	18,718,652	4,851
	Bank of Suzhou Co. Ltd. Class A	4,084,070	4,838
*	Wintime Energy Group Co. Ltd. Class A	19,876,200	4,836
	Jiangsu Financial Leasing Co. Ltd. Class A	5,254,790	4,816
	Glarun Technology Co. Ltd. Class A	1,151,207	4,806
*	China First Heavy Industries Co. Ltd. Class A	6,516,775	4,803
*,2	Fenbi Ltd.	17,298,500	4,802
	Datang International Power Generation Co. Ltd. Class A	8,830,421	4,801
	Nanjing Iron & Steel Co. Ltd. Class A	5,732,200	4,800
	COFCO Sugar Holding Co. Ltd. Class A	1,880,549	4,798
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	791,064	4,786
[1,2]	Linklogis Inc. Class B	16,697,500	4,779
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	884,542	4,777
	Guanghui Energy Co. Ltd. Class A	5,898,015	4,766
	Luxi Chemical Group Co. Ltd. Class A	1,678,308	4,722
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	243,397	4,717
[2]	Ming Yuan Cloud Group Holdings Ltd.	11,779,000	4,713
*	Amlogic Shanghai Co. Ltd. Class A	372,740	4,707
	Red Avenue New Materials Group Co. Ltd. Class A	570,700	4,680
[2]	China Resources Medical Holdings Co. Ltd.	11,274,789	4,676
[1,2]	Everbright Securities Co. Ltd. Class H	4,101,200	4,663
	Thunder Software Technology Co. Ltd. Class A	430,627	4,663
	Angel Yeast Co. Ltd. Class A	771,781	4,646
	Anhui Yingliu Electromechanical Co. Ltd. Class A	624,580	4,629
	Perfect World Co. Ltd. Class A	1,708,810	4,628
	Qingdao East Steel Tower Stock Co. Ltd. Class A	1,165,800	4,627
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,769,417	4,625
*	Shandong Hongqiao Aluminum Industry Holding Co. Ltd. Class A	1,070,500	4,623
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	6,349,390	4,603
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	948,950	4,588
	Easy Click Worldwide Network Technology Co. Ltd. Class A	443,600	4,564
	Castech Inc. Class A	449,540	4,553
*	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	569,400	4,549
	Western Securities Co. Ltd. Class A	3,940,319	4,538
	Sunresin New Materials Co. Ltd. Class A	468,748	4,533
	Weihai Guangwei Composites Co. Ltd. Class A	787,677	4,527
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,238,900	4,523
	Guolian Minsheng Securities Co. Ltd. Class A	3,236,000	4,522
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	3,318,562	4,520
*	Sinopec Oilfield Service Corp. Class A	9,164,300	4,500
	Oppein Home Group Inc. Class A	508,488	4,488
	Sinolink Securities Co. Ltd. Class A	3,343,200	4,485
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,312,036	4,465
	Offshore Oil Engineering Co. Ltd. Class A	4,637,670	4,455
	China Shineway Pharmaceutical Group Ltd.	3,675,885	4,454
	Huaan Securities Co. Ltd. Class A	4,328,441	4,453
	Ginlong Technologies Co. Ltd. Class A	372,898	4,451
	Do-Fluoride New Materials Co. Ltd. Class A	1,068,070	4,451
	Zhejiang Yinlun Machinery Co. Ltd. Class A	840,200	4,449
	Kehua Data Co. Ltd. Class A	495,700	4,446
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	336,794	4,443
	Western Region Gold Co. Ltd. Class A	735,600	4,442
	CITIC Heavy Industries Co. Ltd. Class A	4,062,679	4,438
	Cinda Securities Co. Ltd. Class A	1,749,900	4,428
*	OFILM Group Co. Ltd. Class A	3,150,625	4,423
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	290,142	4,406
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,284,292	4,404
	Zhejiang Hailiang Co. Ltd. Class A	2,101,916	4,404
	Wuhan Dameng Database Co. Ltd. Class A	108,130	4,403
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,700,192	4,376
[2]	Xinyi Energy Holdings Ltd.	28,236,600	4,372
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,124,624	4,366
	Loncin Motor Co. Ltd. Class A	1,978,850	4,366
	Jiangxi Jovo Energy Co. Ltd. Class A	670,400	4,359
	G-bits Network Technology Xiamen Co. Ltd. Class A	66,600	4,354
	Youngor Fashion Co. Ltd. Class A	4,107,180	4,346
	Beijing Yanjing Brewery Co. Ltd. Class A	2,491,180	4,343
	China Hainan Rubber Industry Group Co. Ltd. Class A	4,107,000	4,342
*	Flat Glass Group Co. Ltd. Class A	1,871,400	4,339

		Shares	Market Value ($000)
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,810,721	4,338
	China Film Group Co. Ltd. Class A	1,696,205	4,337
*,1,2	Ocumension Therapeutics	4,583,215	4,335
	Shenzhen Sunlord Electronics Co. Ltd. Class A	764,078	4,327
	Huaibei Mining Holdings Co. Ltd. Class A	2,393,100	4,320
	LexinFintech Holdings Ltd. ADR	1,514,914	4,318
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	534,404	4,314
	Juneyao Airlines Co. Ltd. Class A	1,988,669	4,299
[1,2]	Joinn Laboratories China Co. Ltd. Class H	1,379,463	4,293
	Shanxi Securities Co. Ltd. Class A	4,929,320	4,293
	Tong Ren Tang Technologies Co. Ltd. Class H	7,784,132	4,285
	Beijing Sifang Automation Co. Ltd. Class A	796,339	4,277
	AECC Aero-Engine Control Co. Ltd. Class A	1,216,500	4,276
	Keda Industrial Group Co. Ltd. Class A	1,677,400	4,274
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	4,257
	Shui On Land Ltd.	48,162,500	4,255
	APT Medical Inc. Class A	127,379	4,252
*	Guosheng Securities Inc. Class A	1,795,092	4,229
*	Xiangcai Co. Ltd. Class A	2,668,300	4,216
	Asymchem Laboratories Tianjin Co. Ltd. Class A	295,605	4,213
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,447,700	4,208
	Inner Mongolia Berun Chemical Co. Ltd. Class A	3,448,132	4,193
	Xinfengming Group Co. Ltd. Class A	1,395,351	4,189
	Xiamen Amoytop Biotech Co. Ltd. Class A	382,659	4,187
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,893,766	4,186
[2]	Central China Securities Co. Ltd. Class H	14,767,000	4,181
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	15,380,677	4,178
	Hisense Visual Technology Co. Ltd. Class A	1,168,562	4,178
*	Chengxin Lithium Group Co. Ltd. Class A	818,074	4,172
	Jiangsu Yangnong Chemical Co. Ltd. Class A	359,100	4,156
	Dong-E-E-Jiao Co. Ltd. Class A	568,767	4,144
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,441,275	4,143
	Xuji Electric Co. Ltd. Class A	962,100	4,134
	Beijing Easpring Material Technology Co. Ltd. Class A	500,700	4,128
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	2,080,063	4,127
	Xi'an Bright Laser Technologies Co. Ltd. Class A	257,194	4,124
*	Sohu.com Ltd. ADR	243,440	4,121
[3]	Konfoong Materials International Co. Ltd. Class A	255,276	4,117
	Shanghai Huace Navigation Technology Ltd. Class A	737,156	4,115
	Wuchan Zhongda Group Co. Ltd. Class A	4,872,515	4,099
*	Hangzhou Iron & Steel Co. Class A	3,149,486	4,090
*	Quzhou Xin'an Development Co. Ltd. Class A	7,659,354	4,080
	Beijing Jingneng Power Co. Ltd. Class A	5,358,303	4,078
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	5,807,795	4,071
	Bethel Automotive Safety Systems Co. Ltd. Class A	547,288	4,065
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	805,741	4,061
	Henan Pinggao Electric Co. Ltd. Class A	1,332,614	4,050
*,2	Qunabox Group Ltd.	1,229,654	4,048
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	900,850	4,040
	Fulin Precision Co. Ltd. Class A	1,656,960	4,039
	DHC Software Co. Ltd. Class A	2,893,900	4,035
	CIG Shanghai Co. Ltd. Class A	248,100	4,034
	NetDragon Websoft Holdings Ltd.	3,132,138	4,028
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	8,472,300	4,023
*,1	China Bohai Bank Co. Ltd. Class H	34,462,490	4,015
	Southwest Securities Co. Ltd. Class A	6,090,787	4,015
	Goke Microelectronics Co. Ltd. Class A	196,649	4,010
	Meihua Holdings Group Co. Ltd. Class A	2,528,400	4,007
*	DingDong Cayman Ltd. ADR	1,400,483	4,005
*	Tsinghua Tongfang Co. Ltd. Class A	2,976,608	3,988
	Sichuan EM Technology Co. Ltd. Class A	972,722	3,978
	Linktel Technologies Co. Ltd. Class A	124,380	3,973
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	438,076	3,966
	Humanwell Healthcare Group Co. Ltd. Class A	1,495,407	3,954
	Heilongjiang Agriculture Co. Ltd. Class A	1,569,405	3,951
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,254,700	3,947
	Wuxi Autowell Technology Co. Ltd. Class A	287,973	3,943
	Sinoma International Engineering Co. Class A	2,393,972	3,931
	Giantec Semiconductor Corp. Class A	147,879	3,926
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	233,100	3,923

		Shares	Market Value ($000)
	FinVolution Group ADR	760,745	3,903
*	Gaotu Techedu Inc. ADR	1,726,078	3,901
	First Capital Securities Co. Ltd. Class A	3,911,820	3,900
	Inner Mongolia ERDOS Resources Co. Ltd. Class B	3,385,306	3,894
	Ningbo Zhoushan Port Co. Ltd. Class A	6,919,763	3,893
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,562,650	3,890
	Shanghai Moons' Electric Co. Ltd. Class A	387,100	3,880
	Shanghai Lingang Holdings Corp. Ltd. Class A	2,288,421	3,865
*,2	Hainan Meilan International Airport Co. Ltd. Class H	2,912,000	3,861
*	Maanshan Iron & Steel Co. Ltd. Class A	6,406,292	3,856
	HLA Group Corp. Ltd. Class A	4,369,110	3,854
	Digital China Group Co. Ltd. Class A	704,901	3,849
*	Bohai Leasing Co. Ltd. Class A	6,012,900	3,848
*	Siasun Robot & Automation Co. Ltd. Class A	1,538,051	3,840
*	Ninestar Corp. Class A	1,256,227	3,825
	Jason Furniture Hangzhou Co. Ltd. Class A	750,513	3,824
	Tibet Huayu Mining Co. Ltd. Class A	796,300	3,823
	Hualan Biological Engineering Inc. Class A	1,696,823	3,816
	China Zhenhua Group Science & Technology Co. Ltd. Class A	486,242	3,812
*	Yanlord Land Group Ltd.	6,670,760	3,806
*	J-Yuan Trust Co. Ltd. Class A	9,212,800	3,803
	AVICOPTER plc Class A	721,102	3,797
	SPIC Industry-Finance Holdings Co. Ltd. Class A	4,040,144	3,788
	Sichuan New Energy Power Co. Ltd. Class A	2,118,878	3,787
	CNOOC Energy Technology & Services Ltd. Class A	5,845,100	3,787
*	Ningbo Shanshan Co. Ltd. Class A	2,043,858	3,783
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,932,134	3,780
	Liaoning Port Co. Ltd. Class A	15,634,408	3,779
	T&S Communications Co. Ltd. Class A	210,400	3,776
	Ningbo Huaxiang Electronic Co. Ltd. Class A	793,800	3,773
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	1,159,800	3,765
	Espressif Systems Shanghai Co. Ltd. Class A	155,509	3,763
*	Pacific Securities Co. Ltd. Class A	6,208,755	3,752
	Anhui XDLK Microsystem Corp. Ltd. Class A	386,070	3,748
	Eastern Air Logistics Co. Ltd. Class A	1,399,391	3,743
	Yuexiu REIT	34,409,544	3,742
*	Far East Smarter Energy Co. Ltd. Class A	2,137,960	3,713
	Guangzhou Guanggang Gases & Energy Co. Ltd. Class A	1,277,986	3,701
	Beijing Shiji Information Technology Co. Ltd. Class A	2,012,572	3,697
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,462,669	3,697
	Ningbo Zhenyu Technology Co. Ltd. Class A	161,612	3,695
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	263,987	3,694
	Capital Securities Co. Ltd. Class A	1,432,600	3,687
*,1,2	Haichang Ocean Park Holdings Ltd.	55,342,000	3,684
	Zhejiang Dingli Machinery Co. Ltd. Class A	453,548	3,674
	Intco Medical Technology Co. Ltd. Class A	609,870	3,673
	Xiamen C & D Inc. Class A	2,672,900	3,669
	Beijing Sinnet Technology Co. Ltd. Class A	1,664,946	3,668
*	Transwarp Technology Shanghai Co. Ltd. Class A	121,238	3,660
	China Oilfield Services Ltd. Class A	1,535,400	3,660
	Sichuan Yahua Industrial Group Co. Ltd. Class A	1,028,500	3,654
*	3peak Inc. Class A	125,466	3,650
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,628,500	3,648
	Sealand Securities Co. Ltd. Class A	5,945,595	3,645
	Joinn Laboratories China Co. Ltd. Class A	665,900	3,641
	Yifeng Pharmacy Chain Co. Ltd. Class A	1,058,248	3,638
*	MGI Tech Co. Ltd. Class A	387,662	3,634
	China Railway Construction Heavy Industry Corp. Ltd. Class A	4,786,583	3,616
	Anhui Yingjia Distillery Co. Ltd. Class A	618,043	3,613
	Ruijie Networks Co. Ltd. Class A	311,440	3,613
	Huali Industrial Group Co. Ltd. Class A	520,948	3,609
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,198,565	3,603
*	Youdao Inc. ADR	345,764	3,596
	Newland Digital Technology Co. Ltd. Class A	916,173	3,594
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	631,984	3,593
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,703,900	3,591
*	Jushri Technologies Inc. Class A	602,800	3,588
[1,2]	Sunac Services Holdings Ltd.	19,450,903	3,582
	Shanghai Huafon Aluminium Corp. Class A	947,500	3,578
	China Southern Power Grid Energy Storage Co. Ltd. Class A	1,835,827	3,578

		Shares	Market Value ($000)
	Nantong Jianghai Capacitor Co. Ltd. Class A	814,808	3,575
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	2,433,392	3,574
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	823,700	3,574
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	844,850	3,568
	Shanghai Construction Group Co. Ltd. Class A	8,322,373	3,567
*	Hangzhou Lion Microelectronics Co. Ltd. Class A	583,725	3,566
	Hand Enterprise Solutions Co. Ltd. Class A	934,100	3,556
*	Shanghai DZH Ltd. Class A	1,945,300	3,550
*	AVIC Chengdu UAS Co. Ltd. Class A	507,816	3,548
[2]	Zhongyu Energy Holdings Ltd.	9,717,000	3,546
	Shenzhen Energy Group Co. Ltd. Class A	3,624,670	3,546
	Weifu High-Technology Group Co. Ltd. Class B	1,901,655	3,537
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,751,501	3,531
*	China Rare Earth Nonferrous Metals Co. Ltd. Class A	312,920	3,528
	StarPower Semiconductor Ltd. Class A	221,600	3,528
	Shanghai AtHub Co. Ltd. Class A	655,214	3,527
*	Shenzhen Infogem Technologies Co. Ltd. Class A	634,480	3,524
	COSCO SHIPPING Development Co. Ltd. Class A	9,198,776	3,520
*	CETC Chips Technology Inc. Class A	1,121,700	3,519
	Anjoy Foods Group Co. Ltd. Class A	272,798	3,503
*	North Industries Group Red Arrow Co. Ltd. Class A	1,289,843	3,501
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	424,928	3,483
	Hesteel Co. Ltd. Class A	9,642,483	3,472
	YongXing Special Materials Technology Co. Ltd. Class A	483,578	3,468
	Shenzhen Huaqiang Industry Co. Ltd. Class A	921,536	3,466
*	Shanghai Junshi Biosciences Co. Ltd. Class A	670,708	3,462
	Hongta Securities Co. Ltd. Class A	2,934,580	3,452
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	302,622	3,451
	Minmetals Capital Co. Ltd. Class A	4,164,860	3,451
	People.cn Co. Ltd. Class A	980,094	3,447
	Advanced Technology & Materials Co. Ltd. Class A	1,005,800	3,437
	Henan Yuguang Gold & Lead Co. Ltd. Class A	1,102,100	3,428
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	1,558,935	3,416
[1,2]	Medlive Technology Co. Ltd.	2,603,500	3,414
	Chongqing Brewery Co. Ltd. Class A	455,451	3,414
	Jointown Pharmaceutical Group Co. Ltd. Class A	4,454,220	3,410
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	128,090	3,405
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	302,933	3,399
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	813,799	3,384
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	913,900	3,380
[2]	BBMG Corp. Class H	32,179,781	3,378
*	Kangmei Pharmaceutical Co. Ltd. Class A	12,350,700	3,376
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	525,229	3,367
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	2,208,600	3,366
	CITIC Metal Co. Ltd. Class A	1,578,600	3,365
	FAW Jiefang Group Co. Ltd. Class A	3,371,344	3,357
	Jilin Electric Power Co. Ltd. Class A	3,438,980	3,355
	Wuhan DR Laser Technology Corp. Ltd. Class A	264,901	3,353
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	250,300	3,352
	Beibuwan Port Co. Ltd. Class A	2,380,700	3,349
*,2	Shenzhen Investment Ltd.	30,022,949	3,347
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	2,302,907	3,343
	Tongyu Communication Inc. Class A	499,087	3,343
	Guizhou Chanhen Chemical Corp. Class A	552,400	3,338
	Quectel Wireless Solutions Co. Ltd. Class A	251,530	3,336
	TangShan Port Group Co. Ltd. Class A	5,409,383	3,332
	Zhefu Holding Group Co. Ltd. Class A	4,762,490	3,330
*	Wanda Film Holding Co. Ltd. Class A	1,952,950	3,326
	Tian Di Science & Technology Co. Ltd. Class A	3,826,639	3,322
*	Beijing BDStar Navigation Co. Ltd. Class A	527,751	3,316
	Huada Automotive Technology Corp. Ltd. Class A	448,000	3,314
	China Baoan Group Co. Ltd. Class A	2,396,736	3,309
	Beijing Shougang Co. Ltd. Class A	4,078,761	3,309
	Grandblue Environment Co. Ltd. Class A	774,060	3,292
*	Geo-Jade Petroleum Corp. Class A	4,187,200	3,289
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	1,118,200	3,289
*	NavInfo Co. Ltd. Class A	2,159,087	3,284
*	JoulWatt Technology Co. Ltd. Class A	437,357	3,272
	Shanghai M&G Stationery Inc. Class A	820,775	3,270
	Beijing Ultrapower Software Co. Ltd. Class A	1,853,768	3,263

		Shares	Market Value ($000)
	Guangdong Aofei Data Technology Co. Ltd. Class A	953,508	3,262
	Sichuan Development Lomon Co. Ltd. Class A	1,839,900	3,260
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	831,524	3,259
	Fujian Longking Co. Ltd. Class A	1,236,100	3,259
	State Grid Yingda Co. Ltd. Class A	3,391,247	3,257
	Sinotrans Ltd. Class A	3,770,165	3,245
	Qingdao Port International Co. Ltd. Class A	2,365,600	3,244
	Zhejiang Changsheng Sliding Bearings Co. Ltd. Class A	281,200	3,241
	CSG Holding Co. Ltd. Class B	14,862,849	3,237
	Fujian Funeng Co. Ltd. Class A	2,467,473	3,237
	COFCO Capital Holdings Co. Ltd. Class A	1,986,357	3,236
	Huaxi Securities Co. Ltd. Class A	2,433,100	3,227
	Xiamen Faratronic Co. Ltd. Class A	206,363	3,227
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,096,771	3,226
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	947,996	3,224
	Shaanxi Energy Investment Co. Ltd. Class A	2,226,167	3,211
	China Railway Materials Co. Ltd. Class A	7,658,300	3,207
[2]	BOE Varitronix Ltd.	5,158,813	3,206
*	Arashi Vision Inc. Class A	99,355	3,206
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	3,048,439	3,202
	China Yongda Automobiles Services Holdings Ltd.	16,003,652	3,201
	Shenzhen SED Industry Co. Ltd. Class A	1,070,400	3,201
	Shenzhen Topband Co. Ltd. Class A	1,733,100	3,199
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,412,947	3,198
	Beijing Teamsun Technology Co. Ltd. Class A	1,060,406	3,191
	Sigmastar Technology Ltd. Class A	318,700	3,190
	Wuxi Taiji Industry Ltd. Co. Class A	1,974,951	3,187
	State Grid Information & Communication Co. Ltd. Class A	1,141,900	3,185
*	Suzhou Everbright Photonics Co. Ltd. Class A	171,509	3,183
*	Qi An Xin Technology Group Inc. Class A	594,720	3,182
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	250,552	3,176
	Servyou Software Group Co. Ltd. Class A	302,012	3,174
	Xiamen Xiangyu Co. Ltd. Class A	2,585,319	3,163
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	605,400	3,161
	POCO Holding Co. Ltd. Class A	275,580	3,137
	Shanghai Belling Co. Ltd. Class A	663,044	3,137
*	Vantone Neo Development Group Co. Ltd. Class A	1,751,010	3,134
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	626,595	3,133
	Guangdong Dowstone Technology Co. Ltd. Class A	742,000	3,133
	iRay Group Class A	183,480	3,126
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,085,058	3,125
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,087,201	3,124
	Hisense Home Appliances Group Co. Ltd. Class A	906,151	3,114
*,1,2	JS Global Lifestyle Co. Ltd.	13,535,000	3,105
*	Tianma Microelectronics Co. Ltd. Class A	2,223,305	3,104
	Shandong Hi-speed Co. Ltd. Class A	2,150,754	3,102
	Jiangsu Leili Motor Co. Ltd. Class A	410,600	3,098
[1,2]	A-Living Smart City Services Co. Ltd. Class H	10,323,413	3,097
	Autel Intelligent Technology Corp. Ltd. Class A	614,851	3,094
*	COL Group Co. Ltd. Class A	675,600	3,085
*	Risen Energy Co. Ltd. Class A	1,072,600	3,078
	Winning Health Technology Group Co. Ltd. Class A	1,933,768	3,076
	INESA Intelligent Tech Inc. Class A	1,006,390	3,068
*	IRICO Display Devices Co. Ltd. Class A	3,166,801	3,065
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	211,390	3,063
	Zhejiang Orient Holdings Group Co. Ltd. Class A	3,289,844	3,060
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	814,621	3,055
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,039,995	3,054
*	Pengxin International Mining Co. Ltd. Class A	2,119,100	3,052
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	750,050	3,043
	Tasly Pharmaceutical Group Co. Ltd. Class A	1,398,256	3,039
*	Venustech Group Inc. Class A	1,484,300	3,026
*	Guocheng Mining Co. Ltd. Class A	795,900	3,026
*,2	Sinopec Oilfield Service Corp. Class H	24,258,608	3,023
*	Zhejiang Yongtai Technology Co. Ltd. Class A	818,613	3,018
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	464,949	3,017
	Fibocom Wireless Inc. Class A	725,346	3,013
	Caida Securities Co. Ltd. Class A	3,058,200	3,010
	Shandong Linglong Tyre Co. Ltd. Class A	1,388,391	3,010
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	8,261,303	3,009

		Shares	Market Value ($000)
	Hainan Strait Shipping Co. Ltd. Class A	1,968,755	3,005
	Livzon Pharmaceutical Group Inc. Class A	596,681	3,001
*	BAIC Foton Motor Co. Ltd. Class A	7,061,885	2,997
*	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,578,613	2,996
	Guangxi Liugong Machinery Co. Ltd. Class A	1,829,261	2,993
[1,2]	Jiumaojiu International Holdings Ltd.	10,925,000	2,988
	Shandong Humon Smelting Co. Ltd. Class A	1,043,300	2,987
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	2,656,401	2,986
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	387,400	2,982
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	763,150	2,975
	Infore Environment Technology Group Co. Ltd. Class A	2,942,026	2,971
	Zhuhai CosMX Battery Co. Ltd. Class A	1,067,056	2,970
	Guangdong Provincial Expressway Development Co. Ltd. Class A	1,692,800	2,970
	Xi'an Triangle Defense Co. Ltd. Class A	541,039	2,967
	Changshu Tianyin Electromechanical Co. Ltd. Class A	412,893	2,957
	Chengdu Xingrong Environment Co. Ltd. Class A	2,804,500	2,954
	China Wafer Level CSP Co. Ltd. Class A	648,639	2,950
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	4,690,850	2,942
	AIMA Technology Group Co. Ltd. Class A	690,603	2,937
	Guangzhou Baiyun International Airport Co. Ltd. Class A	2,131,813	2,932
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	244,232	2,919
*	Shanxi Meijin Energy Co. Ltd. Class A	4,006,823	2,913
	Guangdong Advertising Group Co. Ltd. Class A	1,672,622	2,912
	Dalian Bio-Chem Co. Ltd. Class A	645,300	2,911
	Sinotruk Jinan Truck Co. Ltd. Class A	1,070,339	2,910
	Jack Technology Co. Ltd. Class A	453,675	2,903
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,348,835	2,902
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,122,932	2,895
	Yonfer Agricultural Technology Co. Ltd. Class A	1,147,956	2,891
	Shuanglin Co. Ltd. Class A	557,260	2,889
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	1,404,053	2,889
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	6,128,740	2,877
	CETC Potevio Science & Technology Co. Ltd. Class A	638,200	2,876
*,1	AInnovation Technology Group Co. Ltd. Class H	3,904,000	2,876
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,221	2,875
	Fangda Carbon New Material Co. Ltd. Class A	3,486,309	2,875
	Northeast Securities Co. Ltd. Class A	2,199,858	2,874
	Arcsoft Corp. Ltd. Class A	390,648	2,868
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,935,680	2,867
	Bank of Guiyang Co. Ltd. Class A	3,421,927	2,860
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	992,895	2,858
	Shanghai Longcheer Technology Co. Ltd.	438,000	2,852
	China National Medicines Corp. Ltd. Class A	680,938	2,849
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	6,421,975	2,847
	Baimtec Material Co. Ltd. Class A	296,925	2,846
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,310,629	2,844
*	Antong Holdings Co. Ltd. Class A	3,909,331	2,842
	Shanghai Zhonggu Logistics Co. Ltd. Class A	1,922,856	2,829
	Sany Renewable Energy Co. Ltd. Class A	755,880	2,828
	Qingdao Sentury Tire Co. Ltd. Class A	959,200	2,826
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,677,465	2,817
*	Sichuan Hexie Shuangma Co. Ltd. Class A	725,012	2,817
	Songcheng Performance Development Co. Ltd. Class A	2,293,451	2,815
*	Zhewen Interactive Group Co. Ltd. Class A	1,497,800	2,813
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,731,500	2,807
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	268,104	2,806
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	639,165	2,802
*	Estun Automation Co. Ltd. Class A	825,074	2,795
	Anhui Guangxin Agrochemical Co. Ltd. Class A	1,212,736	2,793
	DBG Technology Co. Ltd. Class A	782,880	2,792
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	1,638,900	2,790
	Andon Health Co. Ltd. Class A	465,756	2,788
	BrightGene Bio-Medical Technology Co. Ltd. Class A	414,069	2,785
	Shenzhen FRD Science & Technology Co. Ltd. Class A	553,619	2,776
	Chengzhi Co. Ltd. Class A	2,103,728	2,771
	Mloptic Corp. Class A	49,240	2,768
	Beijing Originwater Technology Co. Ltd. Class A	4,759,499	2,760
[2]	Concord New Energy Group Ltd.	67,444,071	2,758
	Henan Mingtai Al Industrial Co. Ltd. Class A	1,149,676	2,758
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,791,100	2,756

		Shares	Market Value ($000)
	China Petroleum Engineering Corp. Class A	4,574,800	2,752
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,416,339	2,748
	Jiangsu Pacific Quartz Co. Ltd. Class A	480,465	2,746
*,2	HealthyWay Inc.	4,468,000	2,743
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	907,731	2,742
	INESA Intelligent Tech Inc. Class B	3,912,119	2,737
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	6,921,221	2,730
	By-health Co. Ltd. Class A	1,553,906	2,725
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	692,300	2,723
	Lakala Payment Co. Ltd. Class A	718,400	2,720
	CECEP Wind-Power Corp. Class A	6,106,510	2,716
*,2	Yeahka Ltd.	2,648,000	2,713
	CECEP Solar Energy Co. Ltd. Class A	3,509,030	2,712
*	Shenyang Machine Tool Co. Ltd. Class A	2,483,500	2,709
	CETC Digital Technology Co. Ltd. Class A	676,668	2,708
	IKD Co. Ltd. Class A	981,600	2,705
*	GoodWe Technologies Co. Ltd. Class A	223,008	2,704
	Winner Medical Co. Ltd. Class A	530,105	2,702
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	247,300	2,701
	Walvax Biotechnology Co. Ltd. Class A	1,484,157	2,698
	Tinergy Chemical Co. Ltd. Class A	3,585,755	2,698
	YUNDA Holding Group Co. Ltd. Class A	2,725,269	2,690
	Wuxi NCE Power Co. Ltd. Class A	405,481	2,686
	China International Marine Containers Group Co. Ltd. Class A	1,933,680	2,686
*	Greenland Holdings Corp. Ltd. Class A	11,359,176	2,681
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	372,926	2,677
	Autobio Diagnostics Co. Ltd. Class A	507,112	2,676
	Fujian Sunner Development Co. Ltd. Class A	1,079,014	2,676
*	Forehope Electronic Ningbo Co. Ltd. Class A	398,257	2,675
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,773,786	2,674
	Hexing Electrical Co. Ltd. Class A	474,089	2,674
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	910,024	2,673
	Bloomage Biotechnology Corp. Ltd. Class A	414,001	2,671
	China Coal Xinji Energy Co. Ltd. Class A	2,532,700	2,670
	Jiayou International Logistics Co. Ltd. Class A	1,345,916	2,670
	Anhui Heli Co. Ltd. Class A	851,215	2,670
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	1,253,400	2,669
	Grinm Advanced Materials Co. Ltd. Class A	834,800	2,669
	Guangzhou Development Group Inc. Class A	2,593,271	2,667
	Keli Sensing Technology Ningbo Co. Ltd. Class A	277,100	2,664
*	Hytera Communications Corp. Ltd. Class A	1,706,265	2,664
	Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	788,700	2,661
	STO Express Co. Ltd. Class A	1,436,275	2,655
	Fortior Technology Shenzhen Co. Ltd. Class A	90,933	2,654
*	BGI Genomics Co. Ltd. Class A	363,649	2,647
	Sichuan Swellfun Co. Ltd. Class A	441,808	2,647
	Zhejiang Supor Co. Ltd. Class A	425,319	2,643
	Baowu Magnesium Technology Co. Ltd. Class A	987,807	2,643
	Shenzhen CECport Technologies Co. Ltd. Class A	691,500	2,631
	Ferrotec Anhui Technology Development Co. Ltd. Class A	444,900	2,627
	Levima Advanced Materials Corp. Class A	854,100	2,622
*	GCL System Integration Technology Co. Ltd. Class A	5,533,825	2,619
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	1,464,180	2,616
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,956,687	2,610
*	Jianshe Industry Group Yunnan Co. Ltd. Class A	749,800	2,607
	China Automotive Engineering Research Institute Co. Ltd. Class A	954,941	2,604
	Shanghai Pret Composites Co. Ltd. Class A	1,003,062	2,603
*	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	420,661	2,603
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	470,113	2,600
	Sinofibers Technology Co. Ltd. Class A	406,691	2,597
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	409,530	2,593
	Hubei Yihua Chemical Industry Co. Ltd. Class A	1,085,600	2,592
*	Wondershare Technology Group Co. Ltd. Class A	193,097	2,589
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,891,700	2,587
*	TRS Information Technology Corp. Ltd. Class A	786,100	2,586
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	205,760	2,583
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	3,502,145	2,576
	Jizhong Energy Resources Co. Ltd. Class A	3,202,707	2,576
	China TransInfo Technology Co. Ltd. Class A	1,450,200	2,574
	Jiangsu Azure Corp. Class A	1,053,150	2,573

		Shares	Market Value ($000)
	Ningbo Xusheng Group Co. Ltd. Class A	997,163	2,568
	Tongyu Heavy Industry Co. Ltd. Class A	5,966,157	2,565
	Shanghai Beite Technology Group Co. Ltd. Class A	321,200	2,562
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	1,238,529	2,561
	Changzhou Fusion New Material Co. Ltd. Class A	243,539	2,560
*	Nanjing Tanker Corp. Class A	4,814,880	2,555
*	Hwa Create Co. Ltd. Class A	655,000	2,554
	Topchoice Medical Corp. Class A	385,591	2,552
	Yankershop Food Co. Ltd. Class A	260,110	2,549
	Zhuzhou Kibing Group Co. Ltd. Class A	2,524,014	2,547
	Xinxiang Richful Lube Additive Co. Ltd. Class A	292,564	2,547
	BBMG Corp. Class A	9,116,093	2,546
	Innovation New Material Technology Co. Ltd. Class A	3,748,400	2,543
	Shede Spirits Co. Ltd. Class A	313,952	2,543
	Hangzhou Robam Appliances Co. Ltd. Class A	842,104	2,543
[3]	Hainan Mining Co. Ltd. Class A	1,415,400	2,542
	Shanghai Awinic Technology Co. Ltd. Class A	214,860	2,539
	Keboda Technology Co. Ltd. Class A	253,381	2,537
	Bank of Chongqing Co. Ltd. Class A	1,679,017	2,534
	China South Publishing & Media Group Co. Ltd. Class A	1,595,249	2,533
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,408,329	2,524
	Chengdu Wintrue Holding Co. Ltd. Class A	1,200,470	2,522
	Sino-Platinum Metals Co. Ltd. Class A	761,720	2,514
*	Minmetals New Energy Materials Hunan Co. Ltd.	1,750,305	2,512
	Shenzhen Agricultural Power Group Co. Ltd. Class A	1,800,429	2,512
	BTG Hotels Group Co. Ltd. Class A	1,013,826	2,510
	Xiamen Bank Co. Ltd. Class A	2,489,200	2,508
	Beijing United Information Technology Co. Ltd. Class A	644,229	2,507
	Shaanxi International Trust Co. Ltd. Class A	4,854,307	2,500
	Suntak Technology Co. Ltd. Class A	1,170,000	2,500
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	784,100	2,489
	Shanghai Shunho New Materials Technology Co. Ltd. Class A	1,023,800	2,486
*	TianShan Material Co. Ltd. Class A	3,051,120	2,483
	Changzheng Engineering Technology Co. Ltd. Class A	503,350	2,483
	Hangzhou Zhongheng Electric Co. Ltd. Class A	551,267	2,481
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	199,986	2,480
	Electric Connector Technology Co. Ltd. Class A	403,805	2,479
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,244,928	2,479
	Betta Pharmaceuticals Co. Ltd. Class A	365,500	2,479
	Zhende Medical Co. Ltd. Class A	250,200	2,477
	Jinyu Bio-Technology Co. Ltd. Class A	950,750	2,470
	Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	174,880	2,462
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A	1,924,165	2,460
	Sineng Electric Co. Ltd. Class A	460,227	2,455
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	1,103,087	2,449
	Leyard Optoelectronic Co. Ltd. Class A	2,422,939	2,448
	Shenzhen Yinghe Technology Co. Ltd. Class A	620,560	2,445
	Shantui Construction Machinery Co. Ltd. Class A	1,369,935	2,441
	Goldenmax International Group Ltd. Class A	661,900	2,437
*	Hongyuan Green Energy Co. Ltd. Class A	609,198	2,434
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	376,982	2,431
	An Hui Wenergy Co. Ltd. Class A	2,080,734	2,430
	Longshine Technology Group Co. Ltd. Class A	975,625	2,427
*	AECC Aero Science & Technology Co. Ltd. Class A	324,800	2,427
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	898,693	2,426
	Jiaze Renewables Co. Ltd.	2,911,700	2,418
*	Inner Mongolia Furui Medical Science Co. Ltd. Class A	248,900	2,417
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,855,769	2,417
	Hanwei Electronics Group Corp. Class A	303,102	2,416
	Chinalin Securities Co. Ltd. Class A	924,427	2,414
	Bank of Qingdao Co. Ltd. Class A	3,211,700	2,413
	Gambol Pet Group Co. Ltd. Class A	251,300	2,402
	Shanghai Huayi Group Co. Ltd. Class A	1,658,876	2,401
	Jingjin Equipment Inc. Class A	830,826	2,398
*	Beijing E-Town Semiconductor Technology Co. Ltd. Class A	641,856	2,398
	Yili Chuanning Biotechnology Co. Ltd. Class A	1,536,200	2,397
	China Kings Resources Group Co. Ltd. Class A	842,107	2,397
	Shanghai Chinafortune Co. Ltd. Class A	999,561	2,393
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,345,136	2,392
*	Angang Steel Co. Ltd. Class A	6,295,002	2,388

		Shares	Market Value ($000)
	Hydsoft Technology Co. Ltd. Class A	372,600	2,380
	Sunshine Guojian Pharmaceutical Shanghai Co. Ltd. Class A	274,822	2,379
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	433,634	2,378
	MotoMotion China Corp. Class A	184,600	2,376
	Eastern Communications Co. Ltd. Class A	891,962	2,374
	Hubei Energy Group Co. Ltd. Class A	3,576,745	2,372
	Zhejiang HangKe Technology Inc. Co. Class A	545,830	2,371
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	1,052,960	2,368
	Chengdu Hi-tech Development Co. Ltd. Class A	324,800	2,364
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	3,210,741	2,363
	Xi'An Shaangu Power Co. Ltd. Class A	1,534,771	2,355
	China Oriental Group Co. Ltd.	13,211,736	2,352
*	Farasis Energy Gan Zhou Co. Ltd. Class A	1,122,122	2,351
	Qingdao Rural Commercial Bank Corp. Class A	5,194,100	2,347
	Liaoning Cheng Da Co. Ltd. Class A	1,304,020	2,347
	Jiangsu Lihua Foods Group Co. Ltd.	810,200	2,345
*	Merit Interactive Co. Ltd. Class A	384,848	2,345
	Huaming Power Equipment Co. Ltd. Class A	546,643	2,342
	Shenzhen Bluetrum Technology Co. Ltd. Class A	115,801	2,341
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,260,650	2,340
	Jiangsu Expressway Co. Ltd. Class A	1,352,598	2,340
	Luxin Venture Capital Group Co. Ltd. Class A	698,508	2,336
*	Shandong Iron & Steel Co. Ltd. Class A	9,822,108	2,335
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	1,128,619	2,326
	Visual China Group Co. Ltd. Class A	615,131	2,325
	Air China Cargo Co. Ltd. Class A	2,717,300	2,320
	China Railway Hi-tech Industry Co. Ltd. Class A	1,925,565	2,317
	Focus Technology Co. Ltd. Class A	310,120	2,316
	Hefei Meiya Optoelectronic Technology Inc. Class A	785,470	2,314
*	Roshow Technology Co. Ltd. Class A	1,866,400	2,311
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	228,578	2,309
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	461,900	2,309
*	Easyhome New Retail Group Co. Ltd. Class A	5,160,500	2,306
	PhiChem Corp. Class A	576,700	2,304
	Aisino Corp. Class A	1,593,519	2,301
	Transfar Zhilian Co. Ltd. Class A	2,395,026	2,299
	JiuGui Liquor Co. Ltd. Class A	281,400	2,296
	Kaishan Group Co. Ltd. Class A	934,508	2,294
	Guangdong Electric Power Development Co. Ltd. Class A	3,251,100	2,287
	CSSC Science & Technology Co. Ltd. Class A	1,384,100	2,286
	Shenzhen Forms Syntron Information Co. Ltd. Class A	496,800	2,283
*	Grandjoy Holdings Group Co. Ltd. Class A	4,053,700	2,283
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	519,058	2,282
*	Greatoo Intelligent Equipment Inc. Class A	2,052,300	2,281
	Fujian Star-net Communication Co. Ltd. Class A	553,481	2,279
[1,2]	Zhou Hei Ya International Holdings Co. Ltd.	10,833,904	2,275
*	Beijing Jingwei Hirain Technologies Co. Inc. Class A	108,181	2,272
	Dongfang Electronics Co. Ltd. Class A	1,198,400	2,272
	Baoji Titanium Industry Co. Ltd. Class A	413,800	2,269
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,700,924	2,267
	Shenzhen Invt Electric Co. Ltd. Class A	1,758,652	2,267
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	3,627,900	2,266
	Yusys Technologies Co. Ltd. Class A	699,280	2,265
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	925,322	2,265
	Wuhu Token Science Co. Ltd. Class A	2,479,883	2,264
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	762,367	2,263
	GCL Energy Technology Co. Ltd. Class A	1,499,000	2,263
	Weifu High-Technology Group Co. Ltd. Class A	735,300	2,262
*	Ourpalm Co. Ltd. Class A	2,598,261	2,261
	Anhui Kouzi Distillery Co. Ltd. Class A	534,227	2,260
	Shanghai Vital Microtech Co. Ltd.	828,796	2,259
	Chengdu CORPRO Technology Co. Ltd. Class A	519,000	2,256
	Wangfujing Group Co. Ltd. Class A	1,081,293	2,255
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	895,173	2,254
	Primarius Technologies Co. Ltd. Class A	400,608	2,250
	Guangshen Railway Co. Ltd. Class A	4,992,434	2,249
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,553,449	2,248
	China Southern Power Grid Technology Co. Ltd. Class A	299,953	2,244
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	3,399,094	2,239
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	1,294,737	2,238

		Shares	Market Value ($000)
	Bank of Xi'an Co. Ltd. Class A	4,140,600	2,235
	Gaona Aero Material Co. Ltd. Class A	761,440	2,226
	Huangshan Tourism Development Co. Ltd. Class B	3,104,316	2,219
	Jiangsu Cnano Technology Co. Ltd. Class A	335,051	2,214
	Hangzhou Shunwang Technology Co. Ltd. Class A	590,700	2,207
	Wasu Media Holding Co. Ltd. Class A	1,757,500	2,201
*	Beijing Relpow Technology Co. Ltd. Class A	532,447	2,201
	Foryou Corp. Class A	480,114	2,200
	Weaver Network Technology Co. Ltd. Class A	231,500	2,199
	Shenzhen Aisidi Co. Ltd. Class A	1,193,020	2,196
	Nanjing Gaoke Co. Ltd. Class A	1,689,379	2,195
*	RongFa Nuclear Equipment Co. Ltd. Class A	2,041,000	2,192
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,201,250	2,190
	Windey Energy Technology Group Co. Ltd. Class A	781,628	2,189
	Citic Offshore Helicopter Co. Ltd. Class A	768,100	2,188
*	Hybio Pharmaceutical Co. Ltd. Class A	802,991	2,186
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,445,840	2,181
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	791,417	2,180
	XGD Inc. Class A	568,700	2,177
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	828,670	2,175
	Qingdao Hanhe Cable Co. Ltd. Class A	2,954,404	2,175
	Zhejiang Wanma Co. Ltd. Class A	905,572	2,169
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	656,208	2,166
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	627,679	2,159
	Beijing GeoEnviron Engineering & Technology Inc. Class A	1,479,340	2,159
	Ningbo Yunsheng Co. Ltd. Class A	1,065,571	2,158
	Moon Environment Technology Co. Ltd. Class A	932,869	2,157
*	Offcn Education Technology Co. Ltd. Class A	5,321,376	2,157
	TDG Holdings Co. Ltd. Class A	1,105,100	2,155
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	357,400	2,155
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,120,686	2,153
	Lianhe Chemical Technology Co. Ltd. Class A	853,200	2,153
	Digiwin Co. Ltd.	272,194	2,153
*	Sinochem International Corp. Class A	3,204,516	2,153
	Xizang Zhufeng Resources Co. Ltd. Class A	798,757	2,150
*	Zhihu Inc. ADR	569,118	2,146
	Dongguan Yiheda Automation Co. Ltd. Class A	549,282	2,142
*	ApicHope Pharmaceutical Group Co. Ltd.	442,500	2,142
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,414,939	2,138
	Jiangsu ToLand Alloy Co. Ltd. Class A	398,343	2,136
	Green Development Electricity Group of Tianjin Co. Ltd. Class A	1,755,200	2,133
	Harbin Boshi Automation Co. Ltd. Class A	900,832	2,130
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	197,857	2,130
	China Resources Jiangzhong Pharmaceutical Co. Ltd. Class A	594,900	2,128
*	Xizang Tianlu Co. Ltd. Class A	1,367,834	2,124
	Shanghai Huayi Group Co. Ltd. Class B	3,803,200	2,123
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,593,147	2,120
	Xiamen Intretech Inc. Class A	735,290	2,120
	Xinhuanet Co. Ltd. Class A	588,640	2,118
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	3,218,859	2,117
*	Zotye Automobile Co. Ltd. Class A	4,553,200	2,117
	Yantai Eddie Precision Machinery Co. Ltd. Class A	662,959	2,113
*	Doushen Beijing Education & Technology Inc. Class A	2,058,500	2,111
	Beijing Jetsen Technology Co. Ltd. Class A	2,422,335	2,111
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,640,700	2,108
*	Sinocelltech Group Ltd. Class A	349,048	2,103
	Ningbo Boway Alloy Material Co. Ltd. Class A	744,770	2,101
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,474,682	2,100
	Semitronix Corp. Class A	184,700	2,098
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,329,500	2,097
	Sichuan Jiuzhou Electric Co. Ltd. Class A	934,400	2,094
*,2	Adicon Holdings Ltd.	3,120,917	2,093
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	853,819	2,084
	Jinko Power Technology Co. Ltd. Class A	3,391,400	2,083
*	Shenzhen Clou Electronics Co. Ltd. Class A	1,592,100	2,080
	Yantai China Pet Foods Co. Ltd. Class A	290,600	2,080
	China Merchants Port Group Co. Ltd. Class A	733,200	2,076
	Sinosoft Co. Ltd. Class A	736,976	2,072
	Shanghai Highly Group Co. Ltd. Class A	767,400	2,071
	China Meheco Group Co. Ltd. Class A	1,318,564	2,063

		Shares	Market Value ($000)
	Huatu Cendes Co. Ltd. Class A	185,280	2,061
*	Polaris Bay Group Co. Ltd. Class A	2,104,998	2,056
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,740,052	2,053
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	1,996,700	2,052
*	Fujian Snowman Group Co. Ltd. Class A	724,468	2,045
*	Shenzhen Ysstech Info-tech Co. Ltd. Class A	678,375	2,045
	Jiangsu Guotai International Group Co. Ltd. Class A	1,608,161	2,045
	Suzhou Secote Precision Electronic Co. Ltd. Class A	280,470	2,039
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	1,387,264	2,034
*	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	211,600	2,033
*	Bestway Marine & Energy Technology Co. Ltd. Class A	1,738,650	2,030
	Sumec Corp. Ltd. Class A	1,207,100	2,027
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	1,323,971	2,026
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	827,460	2,021
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	904,798	2,021
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	3,064,451	2,020
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	869,000	2,018
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,056,397	2,018
*	Minmetals Development Co. Ltd. Class A	1,027,086	2,018
	Lao Feng Xiang Co. Ltd. Class A	305,500	2,018
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	438,390	2,017
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	1,792,820	2,017
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,180,100	2,011
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	1,548,600	2,010
	Xiamen ITG Group Corp. Ltd. Class A	1,997,574	2,010
	Tibet Mineral Development Co. Ltd. Class A	522,300	2,007
	Tianneng Battery Group Co. Ltd. Class A	411,289	2,006
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,592,644	1,999
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	668,400	1,997
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	1,502,859	1,996
	Zhejiang Runtu Co. Ltd. Class A	1,102,951	1,996
	Eternal Asia Supply Chain Management Ltd. Class A	2,288,200	1,994
	ORG Technology Co. Ltd. Class A	2,362,407	1,992
	Guobang Pharma Ltd. Class A	502,900	1,987
	Shandong Dongyue Silicone Material Co. Ltd. Class A	1,129,000	1,986
*	Hangjin Technology Co. Ltd. Class A	626,350	1,984
	Nanjing Hanrui Cobalt Co. Ltd. Class A	286,200	1,984
	Chow Tai Seng Jewellery Co. Ltd. Class A	1,082,025	1,982
	Jafron Biomedical Co. Ltd. Class A	688,160	1,982
	CETC Cyberspace Security Technology Co. Ltd. Class A	715,573	1,982
	Northking Information Technology Co. Ltd. Class A	722,400	1,974
	Valiant Co. Ltd. Class A	802,650	1,974
	Hefei Chipmore Technology Co. Ltd. Class A	918,615	1,973
	Zhuzhou Times New Material Technology Co. Ltd. Class A	936,900	1,970
*	Beijing Capital Development Co. Ltd. Class A	2,443,183	1,964
*	InventisBio Co. Ltd. Class A	533,088	1,963
	HBIS Resources Co. Ltd. Class A	572,700	1,963
	Lingyun Industrial Corp. Ltd. Class A	1,175,240	1,963
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	602,299	1,962
	CCCC Design & Consulting Group Co. Ltd. Class A	1,839,750	1,962
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	800,271	1,961
	Guangdong Mingyang Electric Co. Ltd. Class A	307,700	1,958
*	Digital China Information Service Group Co. Ltd. Class A	844,543	1,958
	Bank of Lanzhou Co. Ltd. Class A	5,832,800	1,956
	Hunan Zhongke Electric Co. Ltd. Class A	640,800	1,953
	MLS Co. Ltd. Class A	1,373,200	1,951
*	PCI Technology Group Co. Ltd. Class A	1,972,258	1,949
*	Shenzhen Mason Technologies Co. Ltd. Class A	848,500	1,948
	Pylon Technologies Co. Ltd. Class A	223,071	1,947
	Kidswant Children Products Co. Ltd. Class A	1,263,300	1,946
	Shenzhen Airport Co. Ltd. Class A	1,867,162	1,945
	Triumph Science & Technology Co. Ltd. Class A	931,150	1,944
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	374,762	1,942
	Guangdong Construction Engineering Group Co. Ltd. Class A	3,541,600	1,941
	Mehow Innovative Ltd. Class A	433,860	1,940
[2]	China Lilang Ltd.	4,519,865	1,939
	Taiji Computer Corp. Ltd. Class A	556,906	1,939
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	472,387	1,938
	Shanghai Haixin Group Co. Class B	6,871,363	1,937
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	328,532	1,937

		Shares	Market Value ($000)
	Dian Diagnostics Group Co. Ltd. Class A	561,937	1,932
	Central China Securities Co. Ltd. Class A	3,061,600	1,929
	Hangzhou EZVIZ Network Co. Ltd. Class A	438,168	1,928
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	1,092,400	1,927
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	805,500	1,923
	Willfar Information Technology Co. Ltd. Class A	326,019	1,921
	GRG Metrology & Test Group Co. Ltd. Class A	562,700	1,920
	CSG Holding Co. Ltd. Class A	2,863,300	1,916
	Zhejiang Zhaolong Interconnect Technology Co. Ltd. Class A	254,240	1,915
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	673,900	1,912
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,685,972	1,910
	Beijing Balance Medical Technology Co. Ltd. Class A	123,757	1,905
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	79,389	1,898
	Sichuan Teway Food Group Co. Ltd. Class A	996,214	1,896
*	Zhejiang Narada Power Source Co. Ltd. Class A	879,962	1,894
	China Tianying Inc. Class A	2,153,420	1,893
	Guizhou Tyre Co. Ltd. Class A	2,555,271	1,893
	Guangdong Taienkang Pharmaceutical Co. Ltd. Class A	409,300	1,892
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	1,042,403	1,891
	Yifan Pharmaceutical Co. Ltd. Class A	1,079,602	1,890
	Wuxi Paike New Materials Technology Co. Ltd. Class A	120,100	1,885
	Bank of Zhengzhou Co. Ltd. Class A	6,852,369	1,884
	Fangda Special Steel Technology Co. Ltd. Class A	2,024,055	1,883
	Micro-Tech Nanjing Co. Ltd. Class A	163,907	1,879
*,2	Guangzhou R&F Properties Co. Ltd. Class H	25,721,936	1,874
	Zhejiang Wanliyang Co. Ltd. Class A	1,312,500	1,872
	Youngy Co. Ltd. Class A	239,500	1,871
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	349,609	1,871
*	Alpha Group Class A	1,389,201	1,870
	Gansu Shangfeng Cement Co. Ltd. Class A	899,680	1,868
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	1,844,250	1,865
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	304,612	1,858
*	BOE HC SemiTek Corp.	1,549,750	1,858
	Riyue Heavy Industry Co. Ltd. Class A	930,460	1,858
*	Xinjiang Xintai Natural Gas Co. Ltd. Class A	420,940	1,855
*	Porton Pharma Solutions Ltd. Class A	527,750	1,855
	Guangdong Electric Power Development Co. Ltd. Class B	7,347,921	1,853
	Fushun Special Steel Co. Ltd. Class A	1,960,890	1,845
	Chengdu RML Technology Co. Ltd. Class A	232,038	1,845
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	1,229,188	1,845
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	716,825	1,842
	Shanghai Jahwa United Co. Ltd. Class A	611,625	1,842
	Fujian Dongbai Group Co. Ltd. Class A	876,300	1,841
	Shandong Pharmaceutical Glass Co. Ltd. Class A	625,732	1,841
	Kunshan Dongwei Technology Co. Ltd. Class A	306,157	1,839
*	Guangdong Topstar Technology Co. Ltd. Class A	422,540	1,838
*	Vanchip Tianjin Technology Co. Ltd. Class A	316,939	1,838
	Shanghai SMI Holding Co. Ltd. Class A	2,404,797	1,834
	Ovctek China Inc. Class A	805,582	1,832
	Shenzhen Hopewind Electric Co. Ltd. Class A	427,900	1,830
*	Hymson Laser Technology Group Co. Ltd. Class A	220,067	1,830
*	Jihua Group Corp. Ltd. Class A	3,831,600	1,829
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	1,772,720	1,829
	Zhejiang Medicine Co. Ltd. Class A	851,350	1,829
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	184,037	1,828
	Harbin Hatou Investment Co. Ltd. Class A	1,946,200	1,828
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	163,713	1,821
	DongFeng Automobile Co. Ltd. Class A	1,824,112	1,819
	Guodian Nanjing Automation Co. Ltd. Class A	990,432	1,818
	Explosive Co. Ltd. Class A	894,300	1,817
	Southern Publishing & Media Co. Ltd. Class A	836,400	1,817
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	745,400	1,816
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	1,334,292	1,816
	CIMC Vehicles Group Co. Ltd. Class A	1,297,200	1,813
*	Wuhan P&S Information Technology Co. Ltd. Class A	1,137,200	1,811
	Lier Chemical Co. Ltd. Class A	706,221	1,807
	Shandong Dawn Polymer Co. Ltd. Class A	429,200	1,807
*	Oriental Energy Co. Ltd. Class A	1,452,221	1,805
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,830,158	1,803
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	390,708	1,800

		Shares	Market Value ($000)
	Xinjiang Joinworld Co. Ltd. Class A	1,379,316	1,796
	Shenzhen Leaguer Co. Ltd. Class A	1,145,721	1,792
*	Gemdale Corp. Class A	3,833,508	1,792
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	899,351	1,791
	Sunstone Development Co. Ltd. Class A	448,100	1,790
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	3,428,625	1,787
	Sichuan Injet Electric Co. Ltd. Class A	216,000	1,786
	YGSOFT Inc. Class A	1,925,995	1,786
	Stanley Agricultural Group Co. Ltd. Class A	1,085,928	1,785
	Shandong Publishing & Media Co. Ltd. Class A	1,348,300	1,784
	Autohome Inc. Class A	319,568	1,784
	Jinghua Pharmaceutical Group Co. Ltd. Class A	1,619,771	1,781
	Guangzhou Port Co. Ltd. Class A	3,471,400	1,779
*	Jishi Media Co. Ltd. Class A	3,379,800	1,772
	DeHua TB New Decoration Materials Co. Ltd. Class A	760,550	1,766
	BBMG Jidong Cement Group Co. Ltd. Class A	2,457,177	1,763
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	1,494,620	1,763
	Qingdao Gaoce Technology Co. Ltd. Class A	860,750	1,761
	Suofeiya Home Collection Co. Ltd. Class A	823,278	1,760
	Wuxi Rural Commercial Bank Co. Ltd. Class A	2,070,000	1,758
*	COFCO Biotechnology Co. Ltd. Class A	1,807,600	1,756
*	Nations Technologies Inc. Class A	521,400	1,753
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	474,719	1,753
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	1,159,800	1,752
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	888,424	1,750
*	Datang Huayin Electric Power Co. Ltd. Class A	1,869,400	1,747
	Central China Land Media Co. Ltd. Class A	950,206	1,747
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	487,880	1,744
	Gansu Energy Chemical Co. Ltd. Class A	4,889,586	1,743
	Tibet Urban Development & Investment Co. Ltd. Class A	899,514	1,743
	Toread Holdings Group Co. Ltd. Class A	884,800	1,739
*	Xinxiang Chemical Fiber Co. Ltd. Class A	1,663,349	1,738
	Beijing Dahao Technology Corp. Ltd. Class A	676,544	1,737
	OPT Machine Vision Tech Co. Ltd. Class A	100,391	1,735
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	1,191,892	1,732
	Chongqing Chuanyi Automation Co. Ltd. Class A	489,338	1,730
*,3	EFORT Intelligent Robot Co. Ltd.	531,303	1,727
	CMST Development Co. Ltd. Class A	2,022,131	1,726
*	Shanghai Anlogic Infotech Co. Ltd. Class A	397,342	1,725
	Tofflon Science & Technology Group Co. Ltd. Class A	727,854	1,724
	China Merchants Property Operation & Service Co. Ltd. Class A	1,015,616	1,722
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,913,308	1,721
	Bluestar Adisseo Co. Class A	1,243,741	1,717
*	Genimous Technology Co. Ltd. Class A	1,270,335	1,717
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	473,330	1,716
*	SanFeng Intelligent Equipment Group Co. Ltd. Class A	1,336,600	1,714
	Shenzhen Gas Corp. Ltd. Class A	1,729,003	1,714
	Hengbao Co. Ltd. Class A	671,300	1,713
	Eastcompeace Technology Co. Ltd. Class A	514,815	1,712
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	723,970	1,712
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	124,988	1,710
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	887,900	1,709
	Inmyshow Digital Technology Group Co. Ltd. Class A	1,563,057	1,709
	Zhejiang Semir Garment Co. Ltd. Class A	2,138,820	1,706
[1]	Shanghai Haohai Biological Technology Co. Ltd. Class H	514,220	1,705
	Anhui Jinhe Industrial Co. Ltd. Class A	498,800	1,704
	Norinco International Cooperation Ltd. Class A	939,308	1,702
	Guangxi Guiguan Electric Power Co. Ltd. Class A	1,410,356	1,699
*	Huizhou Speed Wireless Technology Co. Ltd. Class A	443,300	1,696
	Zhuhai Bojay Electronics Co. Ltd. Class A	143,000	1,690
*	Business-intelligence of Oriental Nations Corp. Ltd. Class A	1,086,522	1,690
*	China Express Airlines Co. Ltd. Class A	1,118,500	1,689
	Jiangsu Guoxin Corp. Ltd. Class A	1,520,000	1,688
	Aotecar New Energy Technology Group Co. Ltd. Class A	3,647,700	1,684
	Jinlongyu Group Co. Ltd. Class A	372,600	1,684
	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	954,600	1,683
	Tianjin Port Co. Ltd. Class A	2,408,471	1,674
	Qianhe Condiment & Food Co. Ltd. Class A	1,151,549	1,673
	China National Accord Medicines Corp. Ltd. Class B	930,741	1,671
	Suzhou Oriental Semiconductor Co. Ltd. Class A	112,508	1,669

		Shares	Market Value ($000)
	Shanghai Liangxin Electrical Co. Ltd. Class A	1,107,172	1,668
	Yueyang Forest & Paper Co. Ltd. Class A	2,021,160	1,668
	Innuovo Technology Co. Ltd. Class A	1,119,455	1,665
*	Zhuhai Zhumian Group Co. Ltd.	1,721,120	1,664
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	228,782	1,663
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	189,129	1,663
	Xianhe Co. Ltd. Class A	470,545	1,661
	Wuhan East Lake High Technology Group Co. Ltd. Class A	1,050,600	1,660
[2]	Digital China Holdings Ltd.	4,865,894	1,658
	Xinyu Iron & Steel Co. Ltd. Class A	2,847,500	1,658
	Shanghai Bailian Group Co. Ltd. Class A	1,254,688	1,651
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,095,952	1,648
*	Shanghai Milkground Food Tech Co. Ltd. Class A	501,574	1,648
*	Huaihe Energy Group Co. Ltd. Class A	3,346,600	1,647
	Xinjiang Communications Construction Group Co. Ltd. Class A	701,300	1,647
	Laobaixing Pharmacy Chain JSC Class A	744,750	1,647
	Skyworth Digital Co. Ltd. Class A	985,400	1,647
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	1,851,900	1,646
	Beijing Haohua Energy Resource Co. Ltd. Class A	1,424,760	1,643
	Huadian Heavy Industries Co. Ltd. Class A	1,019,585	1,643
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,482,615	1,642
	Xiamen Kingdomway Group Co. Class A	599,100	1,640
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	215,200	1,637
	Wencan Group Co. Ltd. Class A	551,186	1,636
*	TPV Technology Co. Ltd. Class A	4,464,700	1,636
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	211,831	1,636
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	440,200	1,635
*	Chongqing Iron & Steel Co. Ltd. Class A	7,371,524	1,632
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	281,658	1,629
	Streamax Technology Co. Ltd. Class A	183,400	1,623
	Jinhong Gas Co. Ltd. Class A	501,979	1,621
	Jiangsu Yunyi Electric Co. Ltd. Class A	878,840	1,619
	Jiangsu Shagang Co. Ltd. Class A	1,952,785	1,617
	Triangle Tyre Co. Ltd. Class A	727,500	1,617
	Sansure Biotech Inc. Class A	552,749	1,616
	China National Accord Medicines Corp. Ltd. Class A	430,751	1,615
	Xiamen King Long Motor Group Co. Ltd. Class A	676,646	1,612
	Hoymiles Power Electronics Inc. Class A	108,567	1,610
	Guangdong Tapai Group Co. Ltd. Class A	1,138,837	1,610
	ZWSOFT Co. Ltd. Guangzhou Class A	161,766	1,609
	Neusoft Corp. Class A	1,066,966	1,608
	Tayho Advanced Materials Group Co. Ltd. Class A	857,161	1,608
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,190,036	1,608
	Sonoscape Medical Corp. Class A	401,567	1,604
*	Visionox Technology Inc. Class A	1,281,646	1,602
	Huapont Life Sciences Co. Ltd. Class A	1,986,101	1,600
	NYOCOR Co. Ltd. Class A	1,861,100	1,598
	Hongrun Construction Group Co. Ltd. Class A	1,089,346	1,597
	Naruida Technology Co. Ltd. Class A	271,340	1,597
*	SOHO China Ltd.	23,523,530	1,596
	Eyebright Medical Technology Beijing Co. Ltd. Class A	183,848	1,594
	Henan Lingrui Pharmaceutical Co. Class A	504,300	1,594
	Jiangxi Ganyue Expressway Co. Ltd. Class A	2,233,300	1,592
	Jiangsu Linyang Energy Co. Ltd. Class A	1,919,925	1,591
	Jiangxi Hongcheng Environment Co. Ltd. Class A	1,144,900	1,589
	Rianlon Corp. Class A	235,800	1,588
*	Youzu Interactive Co. Ltd. Class A	911,416	1,585
	Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	518,940	1,583
	Shanghai Environment Group Co. Ltd. Class A	1,281,808	1,582
	Chongqing Zaisheng Technology Co. Ltd. Class A	971,936	1,582
*	Chengdu Guoguang Electric Co. Ltd. Class A	105,700	1,581
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	972,164	1,581
	Shenzhen Noposin Crop Science Co. Ltd. Class A	949,300	1,581
	Sino Wealth Electronic Ltd. Class A	336,367	1,580
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	795,661	1,577
	Beijing Gehua CATV Network Co. Ltd. Class A	1,339,400	1,576
	Jinhui Liquor Co. Ltd. Class A	502,000	1,576
*	LianChuang Electronic Technology Co. Ltd. Class A	989,561	1,575
	FSPG Hi-Tech Co. Ltd. Class A	885,500	1,573
	Zhejiang Jingu Co. Ltd. Class A	908,760	1,568

		Shares	Market Value ($000)
*	Gosuncn Technology Group Co. Ltd. Class A	1,697,592	1,565
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	636,900	1,563
	Sunward Intelligent Equipment Co. Ltd. Class A	949,320	1,563
	Hangzhou Dptech Technologies Co. Ltd. Class A	585,347	1,559
	Hsino Tower Group Co. Ltd. Class A	2,044,000	1,558
	China World Trade Center Co. Ltd. Class A	526,735	1,557
	Longhua Technology Group Luoyang Co. Ltd. Class A	1,078,600	1,553
	Zhejiang Communications Technology Co. Ltd. Class A	2,599,740	1,553
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	393,226	1,552
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	503,700	1,546
	Guomai Technologies Inc. Class A	968,065	1,546
*	China Enterprise Co. Ltd. Class A	3,632,135	1,542
	IReader Technology Co. Ltd. Class A	434,794	1,542
	Befar Group Co. Ltd. Class A	1,918,734	1,541
	New Guomai Digital Culture Co. Ltd. Class A	733,200	1,540
*	Insigma Technology Co. Ltd. Class A	1,008,500	1,539
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	196,600	1,539
	Jiangxi Ganneng Co. Ltd. Class A	992,742	1,538
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	602,300	1,534
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	464,100	1,532
*	C*Core Technology Co. Ltd. Class A	293,343	1,530
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	1,103,444	1,529
	Jangho Group Co. Ltd. Class A	1,104,707	1,527
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,920,805	1,526
*	Shenzhen Dynanonic Co. Ltd. Class A	256,032	1,525
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	523,268	1,523
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	513,600	1,522
	FESCO Group Co. Ltd. Class A	568,248	1,519
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	775,900	1,518
	China Bester Group Telecom Co. Ltd. Class A	409,299	1,516
	Jiangsu Guomao Reducer Co. Ltd. Class A	612,452	1,514
*	CITIC Guoan Information Industry Co. Ltd. Class A	3,644,200	1,514
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	993,031	1,513
	Changzhou Qianhong Biopharma Co. Ltd. Class A	1,317,650	1,508
	Shanxi Coking Co. Ltd. Class A	2,255,474	1,505
*	Nuode New Materials Co. Ltd. Class A	1,516,200	1,498
*	Huludao Zinc Industry Co. Class A	1,526,300	1,497
	Sanquan Food Co. Ltd. Class A	873,620	1,497
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	626,946	1,497
*	Hunan Corun New Energy Co. Ltd. Class A	1,484,230	1,496
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,096,759	1,494
	Telling Telecommunication Holding Co. Ltd. Class A	994,100	1,494
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,433,100	1,493
*	Beijing Haixin Energy Technology Co. Ltd. Class A	2,183,007	1,493
	China Meidong Auto Holdings Ltd.	7,980,521	1,492
	Yangling Metron New Material Inc. Class A	610,820	1,490
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	377,112	1,488
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	5,365,600	1,487
	Sunvim Group Co. Ltd. Class A	909,600	1,486
	PNC Process Systems Co. Ltd. Class A	368,480	1,486
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	1,169,600	1,486
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,565,301	1,483
*	Guangdong TCL Smart Home Appliances Co. Ltd.	1,024,300	1,483
	Hangzhou Onechance Tech Corp. Class A	241,325	1,482
	Edifier Technology Co. Ltd. Class A	835,300	1,479
	China CAMC Engineering Co. Ltd. Class A	1,168,000	1,476
	Dongguan Development Holdings Co. Ltd. Class A	932,001	1,475
*	Guangdong Golden Dragon Development Inc. Class A	865,600	1,475
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	2,145,709	1,474
*	Shanghai Industrial Development Co. Ltd. Class A	1,836,782	1,472
	Jiangsu Xukuang Energy Co. Ltd. Class A	2,150,800	1,470
*	Top Energy Co. Ltd. Shanxi Class A	1,653,444	1,470
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	284,360	1,469
	CQ Pharmaceutical Holding Co. Ltd. Class A	1,688,400	1,469
	Shinva Medical Instrument Co. Ltd. Class A	652,622	1,469
	Guangdong South New Media Co. Ltd. Class A	222,892	1,469
*	North Electro-Optic Co. Ltd. Class A	578,061	1,468
*	Bringspring Science & Technology Co. Ltd. Class A	586,000	1,466
*	Shanghai STEP Electric Corp. Class A	634,700	1,464
*	Jiangsu Lopal Tech Group Co. Ltd. Class A	565,101	1,463

		Shares	Market Value ($000)
	Double Medical Technology Inc. Class A	198,602	1,462
	Suzhou Nanomicro Technology Co. Ltd. Class A	359,533	1,462
	Fujian Expressway Development Co. Ltd. Class A	2,656,900	1,461
*	Sanwei Holding Group Co. Ltd. Class A	900,939	1,459
	Ningbo Yongxin Optics Co. Ltd. Class A	97,100	1,458
	Kailuan Energy Chemical Co. Ltd. Class A	1,599,269	1,457
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	380,560	1,456
	Changjiang Publishing & Media Co. Ltd. Class A	1,099,100	1,455
	Beijing Wandong Medical Technology Co. Ltd. Class A	633,223	1,452
	Sinomach Automobile Co. Ltd. Class A	1,528,100	1,452
	Shenzhen Microgate Technology Co. Ltd. Class A	822,600	1,451
	Camel Group Co. Ltd. Class A	1,063,051	1,451
	Guangzhou Wondfo Biotech Co. Ltd. Class A	469,718	1,449
	China Railway Special Cargo Logistics Co. Ltd. Class A	2,391,700	1,449
	Zhuhai Huafa Properties Co. Ltd. Class A	2,363,266	1,449
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	3,576,900	1,447
	Shanghai Yaoji Technology Co. Ltd. Class A	386,659	1,446
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,345,900	1,443
	Shenzhen Click Technology Co. Ltd. Class A	420,000	1,443
	Kuangda Technology Group Co. Ltd. Class A	1,463,584	1,442
*	Sino GeoPhysical Co. Ltd. Class A	319,165	1,442
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	470,242	1,439
	C&S Paper Co. Ltd. Class A	1,224,890	1,437
*	Yechiu Metal Recycling China Ltd. Class A	2,176,400	1,435
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	2,182,280	1,435
	PharmaBlock Sciences Nanjing Inc. Class A	241,905	1,435
	Zhongmin Energy Co. Ltd. Class A	1,714,927	1,429
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	2,197,418	1,427
*	Xian International Medical Investment Co. Ltd. Class A	2,028,087	1,426
	Dlg Exhibitions & Events Corp. Ltd. Class A	772,940	1,425
	Shenzhen Sunline Tech Co. Ltd. Class A	711,652	1,424
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	684,213	1,422
	Beijing Shunxin Agriculture Co. Ltd. Class A	663,746	1,418
*	Xinzhi Group Co. Ltd. Class A	382,400	1,417
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,600,000	1,417
	Shenzhen Desay Battery Technology Co. Class A	377,942	1,416
	Liaoning Chengda Biotechnology Co. Ltd. Class A	376,001	1,415
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	634,529	1,414
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,420,700	1,414
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,951,950	1,411
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	959,788	1,409
	Henan Liliang Diamond Co. Ltd. Class A	246,020	1,409
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,547,217	1,408
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	1,793,499	1,407
	Winall Hi-Tech Seed Co. Ltd. Class A	935,130	1,403
	Shandong Denghai Seeds Co. Ltd. Class A	864,118	1,402
	Sichuan Expressway Co. Ltd. Class A	1,518,210	1,399
	Fujian Boss Software Development Co. Ltd. Class A	731,585	1,397
	Guangzhou Zhiguang Electric Co. Ltd. Class A	749,700	1,397
*	Jiangsu Huahong Technology Stock Co. Ltd. Class A	623,773	1,395
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	1,094,700	1,391
	Guangzhou Restaurant Group Co. Ltd. Class A	534,761	1,391
	Chengdu Kanghua Biological Products Co. Ltd. Class A	133,175	1,388
*	Toyou Feiji Electronics Co. Ltd. Class A	424,635	1,386
*	HyUnion Holding Co. Ltd. Class A	1,101,382	1,386
	Shanghai Datun Energy Resources Co. Ltd. Class A	745,100	1,384
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	1,706,976	1,380
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	672,428	1,379
*	SPIC Hydropower Co. Ltd. Class A	717,700	1,379
	North Huajin Chemical Industries Co. Ltd. Class A	1,582,103	1,378
	Nanjing Les Information Technology Co. Ltd. Class A	139,135	1,375
	China Science Publishing & Media Ltd. Class A	454,000	1,374
	Black Peony Group Co. Ltd. Class A	984,700	1,373
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	1,506,900	1,373
*,2	Gemdale Properties & Investment Corp. Ltd.	59,546,000	1,372
	Sinocare Inc. Class A	543,300	1,371
	Chengdu Leejun Industrial Co. Ltd. Class A	874,161	1,368
	Jade Bird Fire Co. Ltd. Class A	840,164	1,364
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	463,100	1,364
	Topsec Technologies Group Inc. Class A	1,084,532	1,364

		Shares	Market Value ($000)
	Rizhao Port Co. Ltd. Class A	2,975,800	1,358
	Bright Dairy & Food Co. Ltd. Class A	1,183,800	1,358
	Arctech Solar Holding Co. Ltd. Class A	209,690	1,355
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,332,600	1,353
*	KingClean Electric Co. Ltd. Class A	290,200	1,351
*	Guangdong Lyric Robot Automation Co. Ltd. Class A	156,116	1,351
*	Shanying International Holding Co. Ltd. Class A	5,678,725	1,349
*	Beijing Jingyuntong Technology Co. Ltd. Class A	2,437,903	1,347
*	Henan Huanghe Whirlwind Co. Ltd. Class A	1,428,980	1,342
	CECEP Environmental Protection Co. Ltd. Class A	1,309,500	1,340
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	1,703,900	1,338
	Luoniushan Co. Ltd. Class A	1,097,907	1,337
	Huaxia Eye Hospital Group Co. Ltd. Class A	497,500	1,335
	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	1,333
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	525,800	1,332
	City Development Environment Co. Ltd. Class A	654,680	1,328
	Wuxi Boton Technology Co. Ltd. Class A	399,404	1,328
	Chongqing Department Store Co. Ltd. Class A	374,760	1,327
*	Kingsignal Technology Co. Ltd. Class A	620,360	1,326
	Xiamen Port Development Co. Ltd. Class A	729,516	1,326
*	Beijing SuperMap Software Co. Ltd. Class A	477,400	1,324
*	Sinodata Co. Ltd. Class A	329,635	1,320
	Qingdao Haier Biomedical Co. Ltd. Class A	274,959	1,319
	JSTI Group Class A	1,199,857	1,317
*	Shunfa Hengneng Corp. Class A	2,205,821	1,317
*	Montnets Cloud Technology Group Co. Ltd. Class A	785,000	1,315
	Hongbaoli Group Corp. Ltd. Class A	714,859	1,314
*	Beijing VRV Software Corp. Ltd. Class A	1,365,700	1,314
*	Henan Yuneng Holdings Co. Ltd. Class A	1,472,000	1,312
	Foran Energy Group Co. Ltd. Class A	639,212	1,311
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	388,200	1,310
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	626,784	1,308
*	Chengdu ALD Aviation Manufacturing Corp. Class A	282,542	1,306
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	1,269,500	1,306
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	796,129	1,306
	First Tractor Co. Ltd. Class A	603,689	1,304
*	Piesat Information Technology Co. Ltd. Class A	254,322	1,303
*	Anhui Guofeng New Materials Co. Ltd. Class A	910,400	1,302
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	1,147,300	1,301
	Anhui Expressway Co. Ltd. Class A	626,200	1,300
	Luenmei Quantum Co. Ltd. Class A	1,286,022	1,300
	Hangzhou Sunrise Technology Co. Ltd. Class A	524,066	1,298
*	China Reform Health Management & Services Group Co. Ltd. Class A	952,792	1,295
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,438,150	1,293
*	Sansteel Minguang Co. Ltd. Fujian Class A	2,022,256	1,293
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,430,650	1,292
	North China Pharmaceutical Co. Ltd. Class A	1,585,460	1,292
	Anhui Xinhua Media Co. Ltd. Class A	1,299,982	1,292
	Suzhou Good-Ark Electronics Co. Ltd. Class A	837,100	1,291
	China Publishing & Media Co. Ltd. Class A	1,231,700	1,290
	Jiangsu Jiuding New Material Co. Ltd.	659,700	1,288
	263 Network Communications Co. Ltd. Class A	1,350,860	1,286
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	1,872,197	1,281
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	858,650	1,280
	Three Squirrels Inc. Class A	371,740	1,277
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	313,323	1,275
	Mesnac Co. Ltd. Class A	1,070,189	1,275
	Qinhuangdao Port Co. Ltd. Class A	2,444,900	1,274
	Xiangyu Medical Co. Ltd. Class A	130,760	1,273
	Guotai Epoint Software Co. Ltd. Class A	310,477	1,273
*	Tongding Interconnection Information Co. Ltd. Class A	1,126,300	1,273
*	Greattown Holdings Ltd. Class A	1,759,421	1,270
	Shanghai Fortune Techgroup Co. Ltd. Class A	451,600	1,268
*	Hainan Haide Capital Management Co. Ltd. Class A	1,513,963	1,266
*	Tellhow Sci-Tech Co. Ltd. Class A	794,184	1,265
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	1,263
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,333,150	1,262
	Jiang Su Suyan Jingshen Co. Ltd. Class A	761,500	1,261
*	Anhui Tatfook Technology Co. Ltd. Class A	741,800	1,260
	Three's Co. Media Group Co. Ltd. Class A	213,108	1,259

		Shares	Market Value ($000)
*	INKON Life Technology Co. Ltd. Class A	764,300	1,259
*	Bio-Thera Solutions Ltd. Class A	373,345	1,259
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	1,093,000	1,258
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	706,401	1,258
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	1,067,710	1,257
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,340,005	1,257
	Unilumin Group Co. Ltd. Class A	1,115,638	1,257
	Jinlei Technology Co. Ltd. Class A	317,700	1,256
*	Daan Gene Co. Ltd. Class A	1,317,523	1,252
	Zhejiang Construction Investment Group Co. Ltd. Class A	1,006,378	1,250
*	CSG Smart Science & Technology Co. Ltd. Class A	756,395	1,246
*	Archermind Technology Co. Ltd. Class A	195,091	1,246
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	137,000	1,246
	Fujian Longxi Bearing Group Co. Ltd. Class A	366,699	1,244
	China Sports Industry Group Co. Ltd. Class A	908,800	1,244
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	1,249,071	1,244
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	330,880	1,239
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	1,926,460	1,239
	KPC Pharmaceuticals Inc. Class A	686,896	1,234
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	253,700	1,230
	Toly Bread Co. Ltd. Class A	1,555,939	1,230
*	Beijing Aerospace Changfeng Co. Ltd. Class A	431,387	1,229
	Shenma Industry Co. Ltd. Class A	939,904	1,229
*	UTour Group Co. Ltd. Class A	1,051,725	1,228
	Suzhou Anjie Technology Co. Ltd. Class A	613,109	1,227
	Chongqing Road & Bridge Co. Ltd. Class A	1,338,000	1,224
*	Bright Real Estate Group Co. Ltd. Class A	2,068,005	1,223
	Shenzhen Hello Tech Energy Co. Ltd. Class A	144,743	1,221
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	474,450	1,219
	EIT Environmental Development Group Co. Ltd. Class A	345,501	1,218
*	Beijing eGOVA Co. Ltd. Class A	571,612	1,216
	Shenzhen Topraysolar Co. Ltd. Class A	1,427,758	1,213
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	1,213
	Shanghai Haohai Biological Technology Co. Ltd. Class A	184,214	1,212
*	Chongqing Taiji Industry Group Co. Ltd. Class A	478,800	1,209
*	Hainan Haiyao Co. Ltd. Class A	1,301,400	1,209
	Beijing CTJ Information Technology Co. Ltd. Class A	371,893	1,209
	Yuneng Technology Co. Ltd. Class A	154,687	1,206
	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,011,771	1,205
*	Zhejiang Jingxing Paper JSC Ltd. Class A	1,524,700	1,201
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	1,174,924	1,199
*	China Agriculture Development Seed Group Co. Ltd. Class A	943,400	1,198
*	Wonders Information Co. Ltd. Class A	1,233,500	1,197
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	702,487	1,197
	Fulongma Group Co. Ltd. Class A	355,320	1,196
	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	1,340,978	1,195
*	Guizhou Zhongyida Co. Ltd. Class A	631,800	1,194
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,697,797	1,193
	Puyang Refractories Group Co. Ltd. Class A	1,231,481	1,191
	Sino Biological Inc. Class A	110,770	1,189
*	Konka Group Co. Ltd. Class A	1,658,500	1,188
	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,162,690	1,187
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	898,950	1,187
	East China Engineering Science & Technology Co. Ltd. Class A	660,900	1,187
*	Shenzhen Baoming Technology Co. Ltd. Class A	154,200	1,186
	Shanghai Zhezhong Group Co. Ltd. Class A	412,300	1,186
*	Jiangsu Zongyi Co. Ltd. Class A	1,224,100	1,184
	5I5J Holding Group Co. Ltd. Class A	2,461,903	1,183
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	1,010,802	1,182
*	Shenzhen Gongjin Electronics Co. Ltd. Class A	690,588	1,182
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	641,863	1,181
	Luolai Lifestyle Technology Co. Ltd. Class A	784,283	1,179
	Anhui Construction Engineering Group Co. Ltd. Class A	1,712,209	1,178
	Henan Zhongyuan Expressway Co. Ltd. Class A	1,998,100	1,177
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,433,996	1,174
	China CYTS Tours Holding Co. Ltd. Class A	825,868	1,174
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	2,698,046	1,173
*	Financial Street Holdings Co. Ltd. Class A	2,880,311	1,173
*	Nanfang Pump Industry Co. Ltd. Class A	1,775,883	1,172
	Sufa Technology Industry Co. Ltd. CNNC Class A	328,659	1,172

		Shares	Market Value ($000)
*	Fujian Kuncai Material Technology Co. Ltd. Class A	497,340	1,172
	Qiming Information Technology Co. Ltd. Class A	431,181	1,172
	Motic Xiamen Electric Group Co. Ltd. Class A	486,429	1,170
	Shenzhen YHLO Biotech Co. Ltd. Class A	562,515	1,169
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,051,166	1,164
	Cangzhou Dahua Co. Ltd. Class A	356,200	1,163
	Renhe Pharmacy Co. Ltd. Class A	1,348,548	1,163
	Sumavision Technologies Co. Ltd. Class A	1,336,200	1,162
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	275,633	1,161
	Jiangsu Changbao Steeltube Co. Ltd. Class A	816,700	1,160
	Guangdong Marubi Biotechnology Co. Ltd. Class A	255,729	1,160
	Amoy Diagnostics Co. Ltd. Class A	368,460	1,159
	Lancy Co. Ltd. Class A	430,900	1,159
*	B-Soft Co. Ltd. Class A	1,485,966	1,159
	Shandong Lukang Pharma Class A	867,190	1,157
	Shenzhen Changhong Technology Co. Ltd. Class A	485,400	1,157
	Shenzhen Center Power Tech Co. Ltd. Class A	400,750	1,157
	Opple Lighting Co. Ltd. Class A	395,100	1,151
	Zhongyuan Environment-Protection Co. Ltd. Class A	923,568	1,151
	Fujian Septwolves Industry Co. Ltd. Class A	675,609	1,150
	Dazhong Transportation Group Co. Ltd. Class A	1,401,400	1,149
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	403,091	1,147
	Cheng De Lolo Co. Ltd. Class A	926,372	1,143
	Anhui Huaheng Biotechnology Co. Ltd. Class A	218,225	1,142
*	Sichuan Haite High-tech Co. Ltd. Class A	649,180	1,142
*	Beijing Join-Cheer Software Co. Ltd. Class A	774,680	1,141
	Shanghai Haixin Group Co. Class A	1,025,400	1,138
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	654,000	1,138
	Wushang Group Co. Ltd. Class A	745,977	1,137
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	1,124,185	1,135
	Beijing SL Pharmaceutical Co. Ltd. Class A	1,024,046	1,131
	Jiajiayue Group Co. Ltd. Class A	603,492	1,130
	Keshun Waterproof Technologies Co. Ltd. Class A	1,101,860	1,129
*	Shanghai AJ Group Co. Ltd. Class A	1,578,698	1,129
*	Sinopec Oilfield Equipment Corp. Class A	967,342	1,128
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	3,064,100	1,128
	Guizhou Gas Group Corp. Ltd. Class A	1,118,272	1,123
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A	1,083,766	1,121
	China Animal Husbandry Industry Co. Ltd. Class A	950,266	1,117
	Ningxia Western Venture Industrial Co. Ltd. Class A	1,478,651	1,115
	Sunyard Technology Co. Ltd. Class A	483,327	1,112
	Bros Eastern Co. Ltd. Class A	1,089,489	1,112
	Zhejiang Hangmin Co. Ltd. Class A	1,012,684	1,111
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	2,545,344	1,110
	Sleemon Healthy Sleep Technology Co. Ltd. Class A	357,900	1,109
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	590,281	1,109
*	CGN Nuclear Technology Development Co. Ltd. Class A	918,427	1,108
*	Harbin Pharmaceutical Group Co. Ltd. Class A	2,186,931	1,107
	Hunan Jiudian Pharmaceutical Co. Ltd. Class A	498,400	1,105
*	Hunan New Wellful Co. Ltd. Class A	1,301,000	1,105
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	320,456	1,104
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	475,500	1,102
	Shanghai Xinhua Media Co. Ltd. Class A	1,104,600	1,099
	CTS International Logistics Corp. Ltd. Class A	1,278,662	1,098
	Shenzhen Tagen Group Co. Ltd. Class A	1,970,094	1,097
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	1,214,397	1,097
	Joyoung Co. Ltd. Class A	727,292	1,094
*	Quzhou DFP New Material Group Co. Ltd.	1,824,232	1,094
	Maccura Biotechnology Co. Ltd. Class A	625,430	1,093
	Sunflower Pharmaceutical Group Co. Ltd. Class A	538,108	1,091
	Shanghai Baosteel Packaging Co. Ltd. Class A	1,250,000	1,090
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	763,490	1,084
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	725,140	1,084
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	1,968,079	1,082
*	Guizhou Zhenhua E-chem Inc. Class A	533,730	1,081
	Guangxi Wuzhou Communications Co. Ltd. Class A	1,862,119	1,080
	Northeast Pharmaceutical Group Co. Ltd. Class A	1,417,670	1,080
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	304,850	1,078
	Beijing Strong Biotechnologies Inc. Class A	565,885	1,077
	Jiangling Motors Corp. Ltd. Class A	414,198	1,077

		Shares	Market Value ($000)
	Solareast Holdings Co. Ltd. Class A	775,159	1,076
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	415,340	1,074
	Jiangsu Gian Technology Co. Ltd. Class A	180,768	1,074
	Guangdong Goworld Co. Ltd. Class A	521,444	1,071
	Shenzhen Xinyichang Technology Co. Ltd. Class A	99,128	1,071
	Sanjiang Shopping Club Co. Ltd. Class A	448,200	1,070
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	333,067	1,069
	China Television Media Ltd. Class A	416,800	1,069
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	473,849	1,068
*	Client Service International Inc. Class A	432,967	1,066
	Edan Instruments Inc. Class A	517,400	1,065
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	1,063
	Biem.L.Fdlkk Garment Co. Ltd. Class A	489,664	1,063
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,066,400	1,062
*	Global Infotech Co. Ltd. Class A	388,600	1,062
*	Beijing Baination Pictures Co. Ltd. Class A	847,100	1,058
	Shandong WIT Dyne Health Co. Ltd. Class A	227,050	1,057
	Nanjing Xinlian Electronics Co. Ltd. Class A	855,041	1,057
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	489,814	1,057
*	China High Speed Railway Technology Co. Ltd. Class A	2,366,297	1,056
*	H&R Century Union Corp. Class A	958,100	1,050
*	China Union Holdings Ltd. Class A	1,228,800	1,050
	Guangdong Vanward New Electric Co. Ltd. Class A	727,140	1,050
	Hanyu Group Joint-Stock Co. Ltd. Class A	532,400	1,050
*	Shanghai Jiao Yun Co. Ltd. Class A	936,690	1,050
	Appotronics Corp. Ltd. Class A	421,869	1,048
	BMC Medical Co. Ltd. Class A	87,571	1,048
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	457,342	1,046
*	ABA Chemicals Corp. Class A	983,100	1,044
	Shenzhen Tellus Holding Co. Ltd. Class A	403,407	1,044
	Huangshan Novel Co. Ltd. Class A	575,199	1,042
	Rastar Group Class A	1,078,500	1,042
	Hangxiao Steel Structure Co. Ltd. Class A	2,110,635	1,042
	Chengdu Hongqi Chain Co. Ltd. Class A	1,222,800	1,040
	Vats Liquor Chain Store Management JSC Ltd. Class A	428,658	1,039
	Center International Group Co. Ltd. Class A	467,600	1,038
*	YaGuang Technology Group Co. Ltd. Class A	1,047,200	1,037
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	822,300	1,035
	Xiamen International Airport Co. Ltd. Class A	390,260	1,032
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,326,021	1,030
*	Beijing Philisense Technology Co. Ltd. Class A	1,370,633	1,029
	Hangzhou Weiguang Electronic Co. Ltd. Class A	202,020	1,028
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	458,323	1,027
	Ligao Foods Co. Ltd. Class A	158,620	1,026
	Jiangsu Huaxicun Co. Ltd. Class A	799,400	1,024
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	229,453	1,023
*	Huafu Fashion Co. Ltd. Class A	1,703,810	1,023
	NanJi E-Commerce Co. Ltd. Class A	2,206,043	1,021
	Shanghai Baolong Automotive Corp. Class A	193,300	1,021
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,294,230	1,018
*	Hongbo Co. Ltd. Class A	456,950	1,018
	FAWER Automotive Parts Co. Ltd. Class A	1,289,945	1,017
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	1,095,131	1,017
	Sanchuan Wisdom Technology Co. Ltd. Class A	967,300	1,013
	Beyondsoft Corp. Class A	505,600	1,012
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	702,200	1,012
	Zhongtong Bus Holding Co. Ltd. Class A	607,400	1,010
	Yunnan Energy Investment Co. Ltd. Class A	596,755	1,009
*	Zhejiang Founder Motor Co. Ltd. Class A	418,986	1,009
*	Cinda Real Estate Co. Ltd. Class A	2,037,635	1,008
*	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	1,588,500	1,004
*	Anhui ZhongDianXinLong Science & Technology Co. Ltd. Class A	671,702	1,004
	Guangxi LiuYao Group Co. Ltd. Class A	383,986	1,004
	Suning Universal Co. Ltd. Class A	2,979,759	1,003
	Yotrio Group Co. Ltd. Class A	1,839,350	1,002
*	Jiangsu General Science Technology Co. Ltd. Class A	1,484,940	1,001
	Lushang Freda Pharmaceutical Co. Ltd. Class A	925,879	999
	Guangzhou Guangri Stock Co. Ltd. Class A	728,000	999
*	Shanghai Medicilon Inc. Class A	116,916	998
	Hubei Chutian Smart Communication Co. Ltd. Class A	1,737,600	995

		Shares	Market Value ($000)
	ZYNP Corp. Class A	522,900	995
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	1,022,158	993
	Yixintang Pharmaceutical Group Co. Ltd. Class A	490,554	993
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	426,010	992
*	Anyang Iron & Steel Inc. Class A	2,716,980	991
	JS Corrugating Machinery Co. Ltd. Class A	532,900	991
	Nanjing Pharmaceutical Group Co. Ltd.	1,244,262	991
*	Anhui Golden Seed Winery Co. Ltd. Class A	659,801	990
*	Baotailong New Materials Co. Ltd. Class A	1,890,100	989
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	933,236	986
*	Guangxi Beitou Technology Co. Ltd. Class A	1,621,900	984
	Nanjing Cosmos Chemical Co. Ltd. Class A	497,500	982
	Create Technology & Science Co. Ltd. Class A	462,907	977
	Chongqing Water Group Co. Ltd. Class A	1,484,150	976
*	Yibin Tianyuan Group Co. Ltd. Class A	1,118,558	974
	Luyang Energy-Saving Materials Co. Ltd.	509,771	974
	Shanghai Bright Meat Group Co. Ltd. Class A	1,019,098	972
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	971,906	972
	Zhejiang Vie Science & Technology Co. Ltd. Class A	460,400	971
	Shanxi Blue Flame Holding Co. Ltd. Class A	824,336	970
	Huabao Flavours & Fragrances Co. Ltd. Class A	348,021	967
*	New Journey Health Technology Group Co. Ltd. Class A	2,863,200	964
*	Liuzhou Iron & Steel Co. Ltd. Class A	1,256,600	962
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,589,829	961
*	Beijing Thunisoft Corp. Ltd. Class A	859,720	960
	Xiamen Jihong Technology Co. Ltd. Class A	336,100	959
	Emei Shan Tourism Co. Ltd. Class A	478,100	958
*	Cybrid Technologies Inc. Class A	410,600	956
	Chongqing Port Co. Ltd. Class A	1,210,600	954
*	Guoguang Electric Co. Ltd. Class A	480,600	954
	Orient International Enterprise Ltd. Class A	757,400	953
*	Guangdong Yowant Technology Group Co. Ltd. Class A	897,804	953
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	1,222,700	951
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	926,835	949
	Beijing Water Business Doctor Co. Ltd. Class A	844,674	947
*	Sun Create Electronics Co. Ltd. Class A	243,376	942
	Shenzhen Heungkong Holding Co. Ltd. Class A	3,521,818	941
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	1,671,024	940
	Hengdian Entertainment Co. Ltd. Class A	255,322	937
	Tianjin TEDA Resources Recycling Group Co. Ltd. Class A	1,439,243	936
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	636,526	935
*	Hubei Century Network Technology Co. Ltd. Class A	465,300	934
	Focused Photonics Hangzhou Inc. Class A	419,596	933
	Tungkong Inc. Class A	556,076	928
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	389,709	928
	Changchun Faway Automobile Components Co. Ltd. Class A	660,868	927
	Shenzhen Expressway Corp. Ltd. Class A	708,204	925
*	Wutong Holding Group Co. Ltd. Class A	1,355,722	922
	Wellhope Foods Co. Ltd. Class A	854,101	921
*	China Aluminum International Engineering Corp. Ltd. Class A	1,051,900	920
	Gansu Yasheng Industrial Group Co. Ltd. Class A	1,709,100	920
	Fujian Apex Software Co. Ltd. Class A	174,640	919
*	Feitian Technologies Co. Ltd. Class A	392,500	919
	Hualan Biological Vaccine Inc. Class A	291,400	919
	Beijing Fengjing Automotive Parts Co. Ltd.	1,524,676	919
*	VanJee Technology Co. Ltd. Class A	201,160	917
	Shenzhen Topway Video Communication Co. Ltd. Class A	761,200	915
	Shenzhen Guangju Energy Co. Ltd. Class A	556,288	911
	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	907
*	Shenzhen Minglida Precision Technology Co. Ltd. Class A	326,500	907
	Shanghai Pudong Construction Co. Ltd. Class A	803,524	907
	Beijing SDL Technology Co. Ltd. Class A	660,800	904
	Hangzhou Jiebai Group Co. Ltd. Class A	778,557	904
	Anhui Huamao Textile Co. Class A	992,063	902
	Newcapec Electronics Co. Ltd. Class A	488,335	902
*	Chengdu New Tianfu Culture Tourism Development Co. Ltd. Class A	1,172,450	901
	Changshu Fengfan Power Equipment Co. Ltd. Class A	1,109,328	900
	Goldcard Smart Group Co. Ltd. Class A	389,110	899
	New Huadu Technology Co. Ltd. Class A	595,500	896
	Shandong Head Group Co. Ltd. Class A	349,400	896

		Shares	Market Value ($000)
	Haining China Leather Market Co. Ltd. Class A	1,252,410	894
	Joeone Co. Ltd. Class A	502,277	889
	Canny Elevator Co. Ltd. Class A	764,373	888
*	Macmic Science & Technology Co. Ltd. Class A	199,224	883
	Hunan Aihua Group Co. Ltd. Class A	335,506	878
*	XGIMI Tech Co. Ltd.	65,088	878
	Nanjing Vazyme Biotech Co. Ltd. Class A	290,746	878
	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	208,346	876
	Bestsun Energy Co. Ltd. Class A	1,400,600	875
*	Hainan Expressway Co. Ltd. Class A	954,200	872
	Ningbo Cixing Co. Ltd. Class A	844,100	872
	Ningxia Building Materials Group Co. Ltd. Class A	455,288	871
	Baida Group Co. Ltd. Class A	436,400	870
*	RiseSun Real Estate Development Co. Ltd. Class A	3,727,529	868
*	Jinzhou Yongshan Lithium Co. Ltd. Class A	547,189	868
	China West Construction Group Co. Ltd. Class A	994,856	867
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	914,840	866
	Bafang Electric Suzhou Co. Ltd. Class A	198,917	866
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	264,700	866
	Jinneng Science & Technology Co. Ltd. Class A	858,655	866
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,642	865
	Integrated Electronic Systems Lab Co. Ltd. Class A	550,069	862
	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,698,100	861
*	China Oil HBP Science & Technology Co. Ltd. Class A	1,445,600	861
*	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	87,671	861
*	Shenzhen Sea Star Technology Co. Ltd. Class A	588,500	858
*	NSFOCUS Technologies Group Co. Ltd. Class A	736,318	857
	YanTai Shuangta Food Co. Ltd. Class A	1,141,500	857
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,463,420	856
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	854
	Foshan Electrical & Lighting Co. Ltd. Class A	945,200	853
*	Phenix Optical Co. Ltd. Class A	275,600	852
	MYS Group Co. Ltd. Class A	1,417,892	851
	Rainbow Digital Commercial Co. Ltd. Class A	1,030,799	850
	Hangzhou Cable Co. Ltd. Class A	652,000	850
*	DBAPP Security Ltd. Class A	105,429	850
*	Red Star Macalline Group Corp. Ltd. Class A	2,236,230	849
	Dashang Co. Ltd. Class A	323,433	847
	AUCMA Co. Ltd. Class A	757,801	847
*	Truking Technology Ltd. Class A	527,800	845
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	330,670	843
	Liaoning Energy Industry Co. Ltd. Class A	1,472,900	840
*	Beijing Global Safety Technology Co. Ltd. Class A	250,939	840
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	379,500	839
	Jinxi Axle Co. Ltd. Class A	1,198,800	838
*	Inspur Software Co. Ltd. Class A	329,798	835
*	Lingyuan Iron & Steel Co. Ltd. Class A	2,397,170	834
	CITIC Press Corp. Class A	192,900	833
	Time Publishing & Media Co. Ltd. Class A	662,480	831
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A	769,196	830
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	427,600	829
	Zhuhai Port Co. Ltd. Class A	1,050,000	829
*	Daheng New Epoch Technology Inc. Class A	376,900	826
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	611,600	825
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	865,369	825
	Hefei Department Store Group Co. Ltd. Class A	709,717	823
	Guizhou Guihang Automotive Components Co. Ltd. Class A	390,184	823
	Guangdong Shaoneng Group Co. Ltd. Class A	1,112,040	821
*	ADAMA Ltd. Class A	915,100	820
	Monalisa Group Co. Ltd. Class A	349,604	817
	Changhong Meiling Co. Ltd. Class A	852,328	816
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,171,610	816
	Vontron Technology Co. Ltd. Class A	423,300	814
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	341,828	813
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	813
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	1,662,100	813
*	Wolong New Energy Group Co. Ltd. Class A	678,301	813
*	World Union Group Inc. Class A	2,085,355	812
	Nanjing Quanxin Cable Technology Co. Ltd. Class A	295,630	811
*	Jilin Yatai Group Co. Ltd. Class A	3,081,167	810

		Shares	Market Value ($000)
	Shenzhen Textile Holdings Co. Ltd. Class A	444,475	809
	Duolun Technology Corp. Ltd. Class A	587,777	809
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	385,200	806
	Henan Hengxing Science & Technology Co. Ltd. Class A	1,425,295	802
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	527,943	798
	Anhui Korrun Co. Ltd. Class A	251,860	797
*	Eastone Century Technology Co. Ltd. Class A	843,315	796
*	Shenzhen Jinjia Group Co. Ltd. Class A	1,382,336	796
	Bear Electric Appliance Co. Ltd. Class A	127,600	795
	Shandong Xiantan Group Co. Ltd.	847,492	790
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A	1,008,227	788
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	260,302	785
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	784,540	783
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	462,301	782
*	China Fortune Land Development Co. Ltd. Class A	3,480,043	781
	Shenzhen Das Intellitech Co. Ltd. Class A	1,903,796	780
	Wuhan Keqian Biology Co. Ltd. Class A	327,993	780
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,609,931	778
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	408,869	777
	Guangdong Shirongzhaoye Co. Ltd. Class A	878,600	775
	Hongli Zhihui Group Co. Ltd. Class A	716,500	775
	Zhejiang Meida Industrial Co. Ltd. Class A	597,200	774
	Fuan Pharmaceutical Group Co. Ltd. Class A	1,197,100	774
	Guangxi Energy Co. Ltd. Class A	1,383,240	772
*	Shenzhen Anche Technologies Co. Ltd. Class A	196,600	771
*	Fujian Rongji Software Co. Ltd. Class A	609,300	770
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,024,969	769
	Songz Automobile Air Conditioning Co. Ltd. Class A	575,000	765
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	2,019,500	765
	Vatti Corp. Ltd. Class A	842,448	764
*	Tangrenshen Group Co. Ltd. Class A	1,175,650	755
	Changchun BCHT Biotechnology Co. Ltd. Class A	258,487	755
	Shandong Sunway Chemical Group Co. Ltd. Class A	551,832	754
*	Qingdao Doublestar Co. Ltd. Class A	748,900	752
*	Beijing Sinohytec Co. Ltd. Class A	168,343	750
*	Yijiahe Technology Co. Ltd. Class A	167,000	749
*	Huayi Brothers Media Corp. Class A	2,343,802	749
*	Shanxi Guoxin Energy Corp. Ltd. Class A	1,561,596	746
*	Bright Eye Hospital Group Co. Ltd. Class A	149,200	744
*	Shanghai Shenda Co. Ltd. Class A	1,050,800	743
	Zhejiang Yankon Group Co. Ltd. Class A	1,406,275	742
*	Jinbei Automotive Co. Ltd. Class A	1,097,901	742
	Gem-Year Industrial Co. Ltd. Class A	942,111	742
*	Guangzhou Hangxin Aviation Technology Co. Ltd. Class A	279,400	741
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class A	328,700	740
	Jiangsu Yueda Investment Co. Ltd. Class A	904,300	739
	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	634,700	737
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	434,798	736
	Citychamp Dartong Advanced Materials Co. Ltd.	1,205,333	736
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	856,121	733
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,210,260	733
*	Jiangsu Transimage Technology Co. Ltd. Class A	269,200	732
*	Guangdong Hybribio Biotech Co. Ltd. Class A	664,420	731
*	Lucky Film Co. Ltd. Class A	528,691	731
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	431,303	728
	Shenzhen Comix Group Co. Ltd. Class A	647,500	726
*	Hanwang Technology Co. Ltd. Class A	231,900	724
*	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	723
*	Zhejiang Huamei Holding Co. Ltd. Class A	979,100	722
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	337,000	721
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	589,283	720
*	China Wuyi Co. Ltd. Class A	1,611,511	719
	Shanghai Tianchen Co. Ltd. Class A	728,338	711
	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,006,700	710
*	Shenzhen Properties & Resources Development Group Ltd. Class A	552,952	708
*	Top Resource Energy Co. Ltd. Class A	847,100	707
*	Marssenger Kitchenware Co. Ltd. Class A	422,797	705
*	Beijing Hualian Department Store Co. Ltd. Class A	2,499,781	705
	ZhongYeDa Electric Co. Ltd. Class A	501,400	704
*	KBC Corp. Ltd. Class A	172,153	703

		Shares	Market Value ($000)
	Shenzhen Sinovatio Technology Co. Ltd. Class A	153,216	699
	Baoxiniao Holding Co. Ltd. Class A	1,203,300	698
*	Beijing North Star Co. Ltd. Class A	2,701,615	696
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	525,800	696
	FIYTA Precision Technology Co. Ltd. Class A	304,885	695
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	595,600	694
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	1,075,500	691
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	690
*	Beken Corp. Class A	122,587	690
	Realcan Pharmaceutical Group Co. Ltd. Class A	1,436,010	690
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	216,720	686
	Qianjiang Water Resources Development Co. Ltd. Class A	508,971	685
*	Chongqing Yukaifa Co. Ltd. Class A	930,100	679
	Bestore Co. Ltd. Class A	395,600	679
	Haoxiangni Health Food Co. Ltd. Class A	364,800	675
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	121,100	669
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	552,146	668
	Jenkem Technology Co. Ltd. Class A	47,933	666
	Beijing Beilu Pharmaceutical Co. Ltd. Class A	471,900	665
*	HPGC Renmintongtai Pharmaceutical Corp. Class A	407,234	658
	Jiangxi Wannianqing Cement Co. Ltd. Class A	828,724	652
*	Dongjiang Environmental Co. Ltd. Class A	946,666	652
	Era Co. Ltd. Class A	1,005,259	650
*	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	539,044	649
*	Shenzhen Rapoo Technology Co. Ltd. Class A	246,590	644
*	Saurer Intelligent Technology Co. Ltd. Class A	1,774,600	643
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	316,700	643
*	JinJian Cereals Industry Co. Ltd. Class A	614,000	642
	Shandong Shengli Co. Class A	834,677	637
*	Poly Union Chemical Holding Group Co. Ltd. Class A	454,501	636
	Huangshan Tourism Development Co. Ltd. Class A	344,401	632
	Dare Power Dekor Home Co. Ltd. Class A	562,739	630
	Dongfeng Electronic Technology Co. Ltd. Class A	367,250	627
*	Jiangsu Hongdou Industrial Co. Ltd. Class A	1,842,175	625
	Yabao Pharmaceutical Group Co. Ltd. Class A	631,483	622
*	Everbright Jiabao Co. Ltd. Class A	1,502,708	620
*	Phoenix Shipping Wuhan Co. Ltd. Class A	993,900	620
*	Beijing Dinghan Technology Group Co. Ltd. Class A	523,300	618
[3]	Cachet Pharmaceutical Co. Ltd. Class A	262,043	618
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A	406,720	617
*	Long Yuan Construction Group Co. Ltd. Class A	1,342,724	614
*	Yunnan Coal & Energy Co. Ltd. Class A	922,500	612
*	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	182,980	612
*	Zhongbai Holdings Group Co. Ltd. Class A	586,489	611
*	Shaanxi Construction Machinery Co. Ltd. Class A	1,066,910	611
	Zhuhai Huajin Capital Co. Ltd. Class A	268,717	609
*	Blue Sail Medical Co. Ltd. Class A	712,564	607
	Zhejiang NetSun Co. Ltd. Class A	229,600	607
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	398,657	606
	Sichuan Meifeng Chemical IND Class A	591,151	604
	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	622,730	604
	Shandong Wohua Pharmaceutical Co. Ltd. Class A	568,140	596
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,433,500	595
	Shanghai ShenTong Metro Co. Ltd. Class A	465,976	595
	Ningbo David Medical Device Co. Ltd. Class A	294,800	594
*	Liaoning Shenhua Holdings Co. Ltd. Class A	2,155,700	592
*	Guangzhou Pearl River Piano Group Co. Ltd. Class A	781,331	591
*	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	216,164	591
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,478,298	585
*	Huaren Pharmaceutical Co. Ltd. Class A	1,220,872	584
	Ningbo Peacebird Fashion Co. Ltd. Class A	253,129	584
	Shanghai New World Co. Ltd. Class A	510,900	583
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	165,477	583
	Tengda Construction Group Co. Ltd. Class A	1,637,499	580
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A	942,520	579
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	210,868	574
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	773,948	572
*	Triumph New Energy Co. Ltd. Class A	385,300	568
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	564,300	566
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A	849,347	566

		Shares	Market Value ($000)
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	614,774	565
*	Deluxe Family Co. Ltd. Class A	1,499,036	565
*	Great Chinasoft Technology Co. Ltd. Class A	674,700	563
	Northern United Publishing & Media Group Co. Ltd. Class A	517,800	562
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A	1,722,525	560
	Shanghai Titan Scientific Co. Ltd. Class A	151,876	558
*	Berry Genomics Co. Ltd. Class A	322,603	558
	Jinling Pharmaceutical Co. Ltd. Class A	508,831	557
*	Shandong Longda Meishi Co. Ltd. Class A	904,000	555
	Guangdong Delian Group Co. Ltd. Class A	675,035	552
*	CanSino Biologics Inc. Class A	55,518	549
*	Guangzhou Pearl River Development Group Co. Ltd. Class A	783,820	548
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	157,170	547
*	Sinochem Equipment Technology Qingdao Co. Ltd. Class A	431,434	544
*	Pubang Landscape Architecture Co. Ltd. Class A	1,835,497	541
	Shanghai Jinfeng Wine Co. Ltd. Class A	662,645	538
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	614,114	537
	Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	566,581	534
	Shanghai Yimin Commerce Group Co. Ltd. Class A	793,600	533
*	Rongan Property Co. Ltd. Class A	2,008,772	529
	Beijing Bashi Media Co. Ltd. Class A	801,670	527
*	Jiangsu Changqing Agrochemical Co. Ltd. Class A	559,209	526
*	Grand Industrial Holding Group Co. Ltd. Class A	460,000	524
	Delixi New Energy Technology Co. Ltd. Class A	189,420	521
*	Chimin Health Management Co. Ltd. Class A	428,400	517
*	Huatian Hotel Group Co. Ltd. Class A	1,001,500	516
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	660,500	516
*	Henan Rebecca Hair Products Co. Ltd. Class A	1,267,320	514
*	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	595,626	510
	PKU Healthcare Corp. Ltd. Class A	560,500	509
	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	508
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	829,500	505
	Shanghai Hile Bio-Technology Co. Ltd. Class A	539,541	504
*	Der Future Science & Technology Holding Group Co. Ltd. Class A	609,840	503
*	Beijing Huayuan Xinhang Holding Co. Ltd. Class A	1,816,875	502
*	Zhongfu Information Inc. Class A	235,500	501
*	Beijing Tianyishangjia New Material Corp. Ltd. Class A	427,125	499
*	EGing Photovoltaic Technology Co. Ltd. Class A	1,102,074	497
	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	590,500	496
	Duzhe Publishing & Media Co. Ltd. Class A	442,500	495
*	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	235,600	494
*	China Quanjude Group Co. Ltd. Class A	278,800	485
	Qingdao Citymedia Co. Ltd. Class A	496,400	482
	Guangxi Nanning Waterworks Group Co. Ltd. Class A	631,800	477
*	Xiwang Foodstuffs Co. Ltd. Class A	1,046,904	477
*	Shenzhen Deren Electronic Co. Ltd. Class A	561,151	476
*,1,2	Red Star Macalline Group Corp. Ltd. Class H	2,818,370	473
	Wenfeng Great World Chain Development Corp. Class A	1,239,613	471
*	Guizhou Yibai Pharmaceutical Co. Ltd. Class A	806,800	471
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	308,140	470
	CCS Supply Chain Management Co. Ltd. Class A	853,540	467
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	915,025	464
	Shanghai Bailian Group Co. Ltd. Class B	858,956	463
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	1,329,324	453
*	Beijing Forever Technology Co. Ltd. Class A	515,494	451
*	Hubei Fuxing Science & Technology Co. Ltd. Class A	1,382,080	450
	Foshan Electrical & Lighting Co. Ltd. Class B	1,591,461	448
	Dazhong Transportation Group Co. Ltd. Class B	2,185,448	446
	Sanlux Co. Ltd. Class A	648,400	439
	Shanghai Xujiahui Commercial Co. Ltd. Class A	342,500	439
*	Royal Group Co. Ltd. Class A	810,478	438
*	Markor International Home Furnishings Co. Ltd. Class A	1,140,435	422
*	Changchun Gas Co. Ltd. Class A	499,800	422
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	180,977	396
*	Tuoxin Pharmaceutical Group Co. Ltd. Class A	91,600	395
	Guangdong Guanghong Holdings Co. Ltd. Class A	434,503	391
	Whirlpool China Co. Ltd. Class A	236,750	381
*	Meituan ADR	15,332	379
	Lu Thai Textile Co. Ltd. Class A	320,200	359
	Thinkingdom Media Group Ltd. Class A	124,581	342

		Shares	Market Value ($000)
*,3	China South City Holdings Ltd.	23,621,258	324
*	Xiaomi Corp. ADR	14,139	320
	Jiangling Motors Corp. Ltd. Class B	240,770	304
	China Fangda Group Co. Ltd. Class A	452,500	277
	Shanghai Highly Group Co. Ltd. Class B	432,407	231
	China Fangda Group Co. Ltd. Class B	1,016,741	191
*,3	Orient Group Inc.	3,391,900	176
*,3	Xinlun New Materials Co. Ltd. Class A	1,033,500	91
*	Fujian Green Pine Co. Ltd. Class A	75,600	91
	H World Group Ltd. ADR	1,648	78
*,3	Shanghai Shimao Co. Ltd. Class A	273,212	17
*,3	Tianjin Futong Information Science & Technology Co. Ltd. Class A	1,174,500	—
*,3	Myhome Real Estate Development Group Co. Ltd. Class A	2,630,400	—
*,3	Guangdong Highsun Group Co. Ltd. Class A	1,848,180	—
*,3	Jiangsu Sunshine Co. Ltd. Class A	1,785,755	—
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	2,118,077	—
*,3	Elion Energy Co. Ltd. Class A	2,693,050	—
*,3	China Grand Automotive Services Group Co. Ltd. Class A	1,344,270	—
*,3	Sichuan Languang Development Co. Ltd. Class A	2,192,132	—
*,3	Yango Group Co. Ltd. Class A	4,010,183	—
*,3	Chongqing Dima Industry Co. Ltd. Class A	868,700	—
*,3	Sundy Land Investment Co. Ltd. Class A	1,281,700	—
*,3	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	833,200	—
*,3	Guangdong Chaohua Technology Co. Ltd. Class A	850,488	—
*,3	Blivex Energy Technology Co. Ltd. Class A	4,172,796	—
*,3	Sou Yu Te Group Co. Ltd. Class A	2,415,182	—
*,3	ChangjiangRunfa Health Industry Co. Ltd. Class A	1,006,830	—
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	4,554,460	—
*,3	Pang Da Automobile Trade Co. Ltd. Class A	12,628,300	—
*,3	Kangmei Pharmaceutical Co. Ltd.	595,131	—
*,3	Zhongtian Financial Group Co. Ltd. Class A	7,563,775	—
*,3	ST JLZX A	393,700	—
*,3	Oceanwide Holdings Co. Ltd. Class A	767,000	—
*,3	Jiangsu Zhongnan Construction Group Co. Ltd.	1,287,637	—
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	4,404,621	—
*,3	Ningxia Zhongyin Cashmere Co. Ltd.	4,093,100	—
*,3	China Dili Group	38,445,940	—
*,3	Chongqing Dima Industry Co. Ltd.	778,307	—
*,3	Guangdong Huatie Tongda High-speed Railway Equipment Corp.	515,756	—
*,3	China Grand Automotive Services Group Co. Ltd.	6,816,940	—
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd.	1,531,000	—
*,3	Tunghsu Optoelectronic Technology Co. Ltd.	1,767,600	—
			47,891,108
Colombia (0.1%)
	Grupo Cibest SA ADR	1,124,796	91,839
	Interconexion Electrica SA ESP	5,735,899	47,012
	Ecopetrol SA	45,792,712	28,490
	Cementos Argos SA	7,548,081	28,217
[2]	Ecopetrol SA ADR	892,308	11,216
	Grupo Cibest SA	34,046	769
			207,543
Czech Republic (0.1%)
	CEZ A/S	1,891,078	108,737
	Komercni Banka A/S	1,016,963	61,625
[1]	Moneta Money Bank A/S	3,557,337	35,703
[2]	Colt CZ Group SE	193,958	7,866
[2]	Doosan Skoda Power A/S	133,000	2,770
			216,701
Egypt (0.1%)
	Commercial International Bank - Egypt (CIB)	34,648,700	98,767
	Talaat Moustafa Group	9,793,365	18,042
	Eastern Co. SAE	19,832,851	15,974
	Telecom Egypt Co.	6,932,149	11,597
*	Fawry for Banking & Payment Technology Services SAE	24,255,921	8,852
*	EFG Holding S.A.E.	13,591,138	8,336
			161,568
Greece (0.8%)
	National Bank of Greece SA	11,437,760	201,927

		Shares	Market Value ($000)
	Eurobank SA	33,561,063	164,012
*	Piraeus Bank SA	14,790,214	149,194
	Alpha Bank SA	28,526,010	136,553
	Public Power Corp. SA	2,531,558	59,836
	Bank of Cyprus Holdings plc	4,903,255	54,100
	OPAP SA	2,366,168	47,719
	JUMBO SA	1,537,635	45,592
	Hellenic Telecommunications Organization SA	2,067,533	38,778
	GEK Terna SA	955,744	37,620
	Motor Oil Hellas Corinth Refineries SA	854,085	34,388
	Titan SA	494,851	33,205
	Optima bank SA	2,478,274	25,435
	Cenergy Holdings SA	840,181	19,301
	Athens International Airport SA	1,022,397	13,719
	HELLENiQ ENERGY Holdings SA	1,197,273	12,885
*	Ballys Intralot SA	8,265,577	10,037
*	LAMDA Development SA	1,124,170	9,439
	Aegean Airlines SA	530,577	9,399
*	Aktor SA Holding Co. Technical & Energy Projects	694,684	8,938
	Viohalco SA	568,387	8,747
	Sarantis SA	365,344	5,876
	Holding Co. ADMIE IPTO SA	1,499,916	5,453
	Athens Water Supply & Sewage Co. SA	541,249	4,622
	ElvalHalcor SA	759,624	4,164
	Piraeus Port Authority SA	87,316	4,123
	Autohellas Tourist & Trading SA	257,503	3,967
	Ideal Holdings SA	447,206	3,286
	Intracom Holdings SA (Registered)	707,216	2,953
	Quest Holdings SA	340,474	2,842
	Fourlis Holdings SA	544,265	2,841
	Ellaktor SA	1,169,116	1,910
	Hellenic Exchanges - Athens Stock Exchange SA	200,769	1,393
			1,164,254
Hong Kong (0.0%)
	Want Want China Holdings Ltd.	57,040,000	34,401
*,1,2	Everest Medicines Ltd.	3,596,000	17,921
*,1,2	CARsgen Therapeutics Holdings Ltd.	4,858,000	9,641
	K Wah International Holdings Ltd.	8,417,294	2,798
			64,761
Hungary (0.4%)
	OTP Bank Nyrt.	3,137,707	394,824
	MOL Hungarian Oil & Gas plc	6,056,518	73,968
	Richter Gedeon Nyrt.	1,853,033	61,997
	Magyar Telekom Telecommunications plc	3,870,091	24,008
	Opus Global Nyrt.	4,901,768	8,372
*,2	4iG Nyrt.	536,172	6,581
			569,750
Iceland (0.1%)
[1]	Arion Banki HF	18,712,548	30,551
	Islandsbanki HF	25,672,811	30,376
	Hagar hf	13,244,702	13,527
	Festi hf	4,013,077	11,427
	Kvika banki hf	56,864,717	8,669
	Reitir fasteignafelag hf	7,971,473	8,324
*	Alvotech SA	1,489,165	7,794
	Heimar HF	20,296,626	6,102
	Sjova-Almennar Tryggingar hf	11,019,803	3,996
*	Olgerdin Egill Skallagrims HF	26,955,774	3,869
	Siminn HF	26,824,050	3,416
	Eimskipafelag Islands hf	1,396,634	2,970
	Skagi Hf	17,780,973	2,834
*	Icelandair Group HF	271,737,249	1,776
*	Kaldalon hf	7,038,815	1,552
			137,183
India (17.5%)
	HDFC Bank Ltd.	154,918,773	1,566,426
	Reliance Industries Ltd.	93,167,456	1,415,674
	ICICI Bank Ltd.	72,128,867	1,063,369

		Shares	Market Value ($000)
	Infosys Ltd.	48,188,848	861,919
	Bharti Airtel Ltd. (XNSE)	38,805,006	832,250
	Mahindra & Mahindra Ltd.	12,744,369	475,871
	Tata Consultancy Services Ltd.	13,977,415	475,345
	Axis Bank Ltd.	31,370,559	468,028
	Larsen & Toubro Ltd.	9,214,197	394,251
	Bajaj Finance Ltd.	38,455,253	389,066
	Kotak Mahindra Bank Ltd.	74,771,535	331,838
	Hindustan Unilever Ltd.	12,113,131	312,732
	Maruti Suzuki India Ltd.	1,795,185	285,198
	HCL Technologies Ltd.	14,418,031	266,051
	Sun Pharmaceutical Industries Ltd.	14,567,416	252,796
	NTPC Ltd.	64,846,371	251,251
	State Bank of India	21,408,872	250,926
	Bharat Electronics Ltd.	48,778,117	238,304
	Tata Steel Ltd.	113,280,470	236,457
	UltraTech Cement Ltd.	1,642,121	226,961
	Titan Co. Ltd.	5,016,019	217,044
	Hindalco Industries Ltd.	19,899,653	207,142
	Shriram Finance Ltd.	16,993,528	188,638
*	Eternal Ltd.	61,543,120	183,445
	Power Grid Corp. of India Ltd.	61,916,154	172,840
	Vedanta Ltd.	22,184,417	164,071
	Asian Paints Ltd.	6,210,084	163,986
	Tech Mahindra Ltd.	8,561,910	162,454
	JSW Steel Ltd.	11,946,855	157,037
	Oil & Natural Gas Corp. Ltd.	53,024,095	155,447
	Adani Ports & Special Economic Zone Ltd.	10,055,160	155,412
	Coal India Ltd.	31,111,060	149,236
	Grasim Industries Ltd.	4,842,275	148,606
	ITC Ltd.	41,109,396	144,106
	Nestle India Ltd.	9,841,122	142,924
	Eicher Motors Ltd.	1,826,127	141,527
*	Tata Motors Ltd.	28,077,612	139,949
	Hindustan Aeronautics Ltd.	2,590,784	130,166
[1]	InterGlobe Aviation Ltd.	2,593,089	129,591
[1]	SBI Life Insurance Co. Ltd.	5,912,733	128,617
	TVS Motor Co. Ltd.	3,208,738	128,444
	Jio Financial Services Ltd.	42,633,082	118,070
	Divi's Laboratories Ltd.	1,744,696	114,943
	Bajaj Finserv Ltd.	5,249,236	111,551
	Cipla Ltd.	7,649,152	110,239
	Tata Consumer Products Ltd.	8,906,220	109,950
	Tata Motors Passenger Vehicles Ltd.	28,282,662	107,782
	Bharat Petroleum Corp. Ltd.	26,956,311	106,870
	Hero MotoCorp Ltd.	1,769,939	106,607
	Max Healthcare Institute Ltd.	10,131,258	105,498
*	Adani Power Ltd.	71,385,959	105,082
	Apollo Hospitals Enterprise Ltd.	1,359,705	102,969
	Britannia Industries Ltd.	1,613,911	102,904
[1]	HDFC Life Insurance Co. Ltd.	12,869,045	102,356
	Cholamandalam Investment & Finance Co. Ltd.	5,757,301	102,243
	Trent Ltd.	2,477,835	102,049
	Bajaj Auto Ltd.	913,852	95,439
	Varun Beverages Ltd.	18,370,542	94,100
	Persistent Systems Ltd.	1,423,453	93,596
	Tata Power Co. Ltd.	22,994,535	91,606
	Indian Oil Corp. Ltd.	51,308,173	91,119
*	Indus Towers Ltd.	17,998,746	87,309
	Indian Hotels Co. Ltd. Class A	11,654,153	85,493
	Cummins India Ltd.	1,871,967	83,773
	Wipro Ltd.	32,451,527	83,731
	Ashok Leyland Ltd.	38,993,869	83,523
*	PB Fintech Ltd.	4,634,516	83,504
	BSE Ltd.	2,734,827	83,182
	Dr Reddy's Laboratories Ltd.	6,285,154	83,163
[1]	LTIMindtree Ltd.	1,267,718	82,415
	Coforge Ltd.	4,555,746	81,985
	Power Finance Corp. Ltd.	19,825,475	81,877
*,1	Avenue Supermarts Ltd.	1,998,951	80,219

		Shares	Market Value ($000)
	Adani Enterprises Ltd.	3,549,182	78,056
	Federal Bank Ltd.	24,862,740	77,876
	Lupin Ltd.	3,297,738	77,279
*	Suzlon Energy Ltd.	148,436,464	77,078
	Samvardhana Motherson International Ltd.	60,420,659	74,295
[1]	HDFC Asset Management Co. Ltd.	2,677,684	73,316
	Godrej Consumer Products Ltd.	5,507,985	69,160
*	One 97 Communications Ltd.	5,560,939	68,873
	REC Ltd.	17,147,960	67,972
	Pidilite Industries Ltd.	4,321,151	67,250
	GAIL India Ltd.	36,811,619	67,058
	Info Edge India Ltd.	4,789,540	65,188
[1]	ICICI Lombard General Insurance Co. Ltd.	3,256,657	64,267
*	Max Financial Services Ltd.	3,598,582	63,159
	Jindal Steel Ltd.	5,109,550	62,610
	Torrent Pharmaceuticals Ltd.	1,447,903	62,393
	Fortis Healthcare Ltd.	6,690,643	62,015
	DLF Ltd.	8,870,833	61,423
	SRF Ltd.	2,002,308	61,352
	Muthoot Finance Ltd.	1,461,237	60,891
	Hindustan Petroleum Corp. Ltd.	13,095,325	60,783
	Ambuja Cements Ltd.	10,918,797	60,696
	UPL Ltd.	7,832,035	60,009
	United Spirits Ltd.	4,018,939	59,485
	GE Vernova T&D India Ltd.	1,688,008	59,245
	Dixon Technologies India Ltd.	504,723	57,394
	Marico Ltd.	7,215,074	57,358
	CG Power & Industrial Solutions Ltd.	8,992,437	57,291
	Embassy Office Parks REIT	11,877,557	56,099
	Bharat Forge Ltd.	3,570,968	55,966
*	Yes Bank Ltd.	239,359,313	55,782
	Sundaram Finance Ltd.	938,998	53,844
	Mphasis Ltd.	1,784,438	53,667
	APL Apollo Tubes Ltd.	2,407,304	53,533
[1]	AU Small Finance Bank Ltd.	4,976,074	53,224
	Polycab India Ltd.	687,590	52,560
[1]	Laurus Labs Ltd.	4,999,863	52,530
	IDFC First Bank Ltd.	57,576,002	52,385
	National Aluminium Co. Ltd.	12,185,700	50,776
	Aurobindo Pharma Ltd.	3,813,404	50,150
	Bharat Heavy Electricals Ltd.	17,477,089	50,037
*	Swiggy Ltd.	14,809,965	49,934
	Solar Industries India Ltd.	331,818	48,685
	Bosch Ltd.	118,714	47,190
	Multi Commodity Exchange of India Ltd.	1,699,519	46,812
	Hyundai Motor India Ltd.	1,935,580	46,244
	Phoenix Mills Ltd.	2,537,572	46,127
	Bank of Baroda	14,121,352	46,019
	State Bank of India GDR	385,458	45,671
	Voltas Ltd.	3,147,704	45,499
	Dabur India Ltd.	8,187,486	45,114
*	Vodafone Idea Ltd.	363,726,718	44,294
*	Adani Energy Solutions Ltd.	4,495,047	43,785
	360 ONE WAM Ltd.	3,537,018	43,632
	Havells India Ltd.	3,112,958	43,552
	ABB India Ltd.	714,331	43,458
	MRF Ltd.	30,156	43,357
	Bajaj Holdings & Investment Ltd.	365,286	42,912
	Punjab National Bank	31,340,425	42,725
	Glenmark Pharmaceuticals Ltd.	1,931,938	42,379
	Colgate-Palmolive India Ltd.	1,821,291	41,878
	NMDC Ltd.	46,966,756	41,373
	Oil India Ltd.	7,406,829	41,167
	Union Bank of India Ltd.	20,904,721	41,146
*	Siemens Ltd.	1,201,433	40,552
	Hindustan Zinc Ltd.	5,955,608	40,398
[1]	Lodha Developers Ltd.	3,818,956	40,395
*	FSN E-Commerce Ventures Ltd.	15,559,113	40,177
	Coromandel International Ltd.	1,615,290	40,140
	Canara Bank	24,859,039	39,899

		Shares	Market Value ($000)
	Shree Cement Ltd.	134,148	39,408
	Torrent Power Ltd.	2,599,260	39,242
*	Vishal Mega Mart Ltd.	28,603,174	39,166
*	Adani Green Energy Ltd.	4,209,772	39,056
	PI Industries Ltd.	1,108,948	38,540
	Tube Investments of India Ltd.	1,483,309	37,747
	NHPC Ltd.	43,349,735	36,913
	Indian Bank	3,675,696	36,471
	JSW Energy Ltd.	7,287,041	36,427
	KEI Industries Ltd.	831,235	36,408
*	GMR Airports Ltd.	35,616,058	36,385
*	IndusInd Bank Ltd.	3,729,141	36,374
	Jindal Stainless Ltd.	4,070,897	36,328
	Mahindra & Mahindra Financial Services Ltd.	8,828,781	36,076
	Hitachi Energy India Ltd.	173,526	35,614
	Mankind Pharma Ltd.	1,533,808	35,461
	Blue Star Ltd.	1,772,799	35,145
[1]	ICICI Prudential Life Insurance Co. Ltd.	4,971,475	34,433
*	Delhivery Ltd.	7,469,315	34,362
	L&T Finance Ltd.	10,966,230	34,190
	Prestige Estates Projects Ltd.	2,130,457	33,889
	WAAREE Energies Ltd.	1,108,019	33,629
	SBI Cards & Payment Services Ltd.	4,089,855	33,499
*	Godrej Properties Ltd.	1,950,879	33,488
[1]	Sona Blw Precision Forgings Ltd.	6,166,526	33,309
	Hindustan Copper Ltd.	4,458,098	33,088
	Alkem Laboratories Ltd.	534,106	32,994
	Zydus Lifesciences Ltd.	3,417,937	32,927
	Siemens Energy India Ltd.	1,199,782	32,501
	Steel Authority of India Ltd.	19,773,354	32,378
	Navin Fluorine International Ltd.	486,867	32,306
	Petronet LNG Ltd.	10,188,150	32,132
[1]	Indian Railway Finance Corp. Ltd.	24,404,554	31,908
*	Aditya Birla Capital Ltd.	8,609,307	31,850
	Biocon Ltd.	7,970,137	31,820
	Supreme Industries Ltd.	822,077	31,457
	UNO Minda Ltd.	2,436,077	31,336
	Ipca Laboratories Ltd.	1,903,031	30,464
	Radico Khaitan Ltd.	984,765	30,286
*	ITC Hotels Ltd.	15,379,952	30,264
*	Piramal Finance Ltd.	1,568,122	29,722
	Rail Vikas Nigam Ltd.	7,786,403	29,111
	Mazagon Dock Shipbuilders Ltd.	1,034,166	28,990
	JK Cement Ltd.	481,983	28,978
[1]	Brookfield India Real Estate Trust	7,506,990	28,821
	Jubilant Foodworks Ltd.	5,239,491	28,352
	Page Industries Ltd.	78,433	28,152
	Indian Railway Catering & Tourism Corp. Ltd.	4,102,725	27,818
	Balkrishna Industries Ltd.	1,099,515	27,587
	Tata Elxsi Ltd.	471,461	27,296
	Oracle Financial Services Software Ltd.	321,175	27,113
	Tata Communications Ltd.	1,538,239	26,327
	Astral Ltd.	1,637,276	26,310
	Dr Reddy's Laboratories Ltd. ADR	1,945,330	26,106
	Oberoi Realty Ltd.	1,601,940	26,000
	Container Corp. of India Ltd.	4,730,398	25,860
	Computer Age Management Services Ltd.	3,279,974	24,828
	Cholamandalam Financial Holdings Ltd.	1,374,396	24,739
	Patanjali Foods Ltd.	4,527,776	24,692
	Apollo Tyres Ltd.	4,382,210	23,470
	KPIT Technologies Ltd.	2,069,701	23,466
	Redington Ltd.	7,893,133	23,387
	Manappuram Finance Ltd.	7,501,568	23,254
	Dalmia Bharat Ltd.	1,021,323	22,995
	JB Chemicals & Pharmaceuticals Ltd.	1,114,126	22,668
[1]	Nippon Life India Asset Management Ltd.	2,367,896	22,624
	LIC Housing Finance Ltd.	3,938,375	22,563
	Bank of India	12,437,694	22,221
[1]	PNB Housing Finance Ltd.	2,430,570	21,725
	Schaeffler India Ltd.	551,455	21,724

		Shares	Market Value ($000)
[1]	Gland Pharma Ltd.	1,076,347	21,628
	Karur Vysya Bank Ltd.	6,496,099	21,306
	Crompton Greaves Consumer Electricals Ltd.	8,814,520	21,248
	Bharat Dynamics Ltd.	1,263,592	21,175
[1]	Cochin Shipyard Ltd.	1,151,458	20,816
	Kalyan Jewellers India Ltd.	5,243,753	20,646
	Exide Industries Ltd.	5,888,226	20,613
	Ramco Cements Ltd.	1,656,973	20,242
*,1	Krishna Institute of Medical Sciences Ltd.	3,076,689	20,205
	Central Depository Services India Ltd.	1,403,596	20,167
[1]	RBL Bank Ltd.	6,166,597	20,067
	Apar Industries Ltd.	230,141	20,058
	Bharti Airtel Ltd.	1,169,602	20,021
[1]	Aster DM Healthcare Ltd.	3,263,191	19,610
	ACC Ltd.	1,092,966	19,465
	Kalpataru Projects International Ltd.	1,550,518	19,319
	Indraprastha Gas Ltd.	9,596,653	18,590
[1]	Bandhan Bank Ltd.	10,918,833	18,389
*	Cartrade Tech Ltd.	631,744	18,221
	AIA Engineering Ltd.	418,501	18,166
	Narayana Hrudayalaya Ltd.	930,714	17,910
	IIFL Finance Ltd.	3,099,443	17,849
	Great Eastern Shipping Co. Ltd.	1,345,046	17,601
	Adani Total Gas Ltd.	3,061,272	17,556
*	Amber Enterprises India Ltd.	281,262	17,509
	Tata Chemicals Ltd.	2,157,599	17,504
[1]	General Insurance Corp. of India	4,211,866	17,332
	Ajanta Pharma Ltd.	570,821	17,277
	Bharti Hexacom Ltd.	1,026,850	17,229
*	Sammaan Capital Ltd.	10,466,409	17,158
	Kfin Technologies Ltd.	1,539,103	16,996
	Linde India Ltd.	258,561	16,901
	ZF Commercial Vehicle Control Systems India Ltd.	103,609	16,891
	Deepak Nitrite Ltd.	944,290	16,883
	Motilal Oswal Financial Services Ltd.	2,054,813	16,859
	HDB Financial Services Ltd.	2,173,600	16,744
	Berger Paints India Ltd.	3,314,703	16,699
	Motherson Sumi Wiring India Ltd.	35,309,757	16,587
	Angel One Ltd.	592,651	16,380
*	Wockhardt Ltd.	1,087,849	16,375
*	Star Health & Allied Insurance Co. Ltd.	3,180,296	16,232
	Gujarat Fluorochemicals Ltd.	487,984	16,213
	City Union Bank Ltd.	4,937,092	16,210
	Lloyds Metals & Energy Ltd.	1,352,017	16,175
	Anand Rathi Wealth Ltd.	515,007	16,169
	Tata Technologies Ltd.	2,283,148	16,045
*,1	SAI Life Sciences Ltd.	1,753,045	15,939
	Hexaware Technologies Ltd.	2,086,221	15,828
	Neuland Laboratories Ltd.	109,209	15,754
	Aptus Value Housing Finance India Ltd.	5,247,663	15,741
[1]	Dr Lal PathLabs Ltd.	1,025,474	15,730
*	Kaynes Technology India Ltd.	412,765	15,665
	Timken India Ltd.	487,581	15,607
*	Indian Renewable Energy Development Agency Ltd.	10,792,033	15,525
[1]	Home First Finance Co. India Ltd.	1,207,017	15,487
*	Poonawalla Fincorp Ltd.	3,528,405	15,334
[2]	Wipro Ltd. ADR	6,042,267	15,227
	NBCC India Ltd.	13,996,172	15,076
[1]	L&T Technology Services Ltd.	370,664	15,046
	GlaxoSmithKline Pharmaceuticals Ltd.	574,869	15,031
[1]	Mindspace Business Parks REIT	2,770,994	15,023
	United Breweries Ltd.	935,089	14,944
	Bank of Maharashtra	20,950,224	14,883
[1]	IndiGrid Infrastructure Trust	8,275,917	14,783
	Sundram Fasteners Ltd.	1,425,558	14,772
	Kirloskar Oil Engines Ltd.	1,129,389	14,459
	Firstsource Solutions Ltd.	4,147,035	14,430
	KPR Mill Ltd.	1,523,510	14,426
	Brigade Enterprises Ltd.	1,756,813	14,392
	Acutaas Chemicals Ltd.	690,719	14,388

		Shares	Market Value ($000)
*	Affle 3i Ltd.	852,600	14,358
	Housing & Urban Development Corp. Ltd.	6,871,867	14,358
	Cyient Ltd.	1,158,191	14,344
	CESC Ltd.	8,670,576	14,182
	eClerx Services Ltd.	278,970	14,123
	Nuvama Wealth Management Ltd.	963,956	14,099
	CRISIL Ltd.	277,662	14,098
*	Onesource Specialty Pharma Ltd.	1,079,927	14,050
	Atul Ltd.	206,867	13,985
	Escorts Kubota Ltd.	375,995	13,849
	Welspun Corp. Ltd.	1,752,417	13,823
	Piramal Pharma Ltd.	8,118,467	13,676
*	Inox Wind Ltd.	11,587,597	13,628
	Himadri Speciality Chemical Ltd.	2,715,943	13,616
	TVS Holdings Ltd.	82,955	13,584
	3M India Ltd.	36,177	13,540
*	AWL Agri Business Ltd.	5,784,765	13,449
	Emami Ltd.	2,538,816	13,365
	Amara Raja Energy & Mobility Ltd.	1,455,507	13,279
	NLC India Ltd.	4,700,704	13,259
	Aegis Logistics Ltd.	1,664,227	13,232
[1]	Syngene International Ltd.	2,562,344	13,202
	JSW Infrastructure Ltd.	4,681,452	13,182
	KEC International Ltd.	1,808,691	13,156
	Castrol India Ltd.	6,557,586	13,137
	Carborundum Universal Ltd.	1,530,840	13,106
	HBL Engineering Ltd.	1,538,689	13,104
	Gujarat State Petronet Ltd.	3,949,305	13,089
	Force Motors Ltd.	62,341	13,010
	Global Health Ltd.	1,131,087	12,974
[1]	Endurance Technologies Ltd.	488,684	12,907
*	Bajaj Housing Finance Ltd.	12,977,685	12,838
	Five-Star Business Finance Ltd.	2,578,903	12,805
	PG Electroplast Ltd.	2,138,607	12,776
*	EID Parry India Ltd.	1,258,789	12,665
	Thermax Ltd.	404,100	12,654
	Usha Martin Ltd.	2,845,519	12,636
	Asahi India Glass Ltd.	1,158,446	12,630
	Godfrey Phillips India Ltd.	560,390	12,401
	Tata Investment Corp. Ltd.	1,813,006	12,306
*	Reliance Power Ltd.	39,877,006	12,263
*	PTC Industries Ltd.	62,248	12,232
	Craftsman Automation Ltd.	153,310	12,200
	IRB Infrastructure Developers Ltd.	26,921,982	12,191
	Garden Reach Shipbuilders & Engineers Ltd.	400,216	12,053
	UTI Asset Management Co. Ltd.	1,133,075	11,981
	TD Power Systems Ltd.	1,512,445	11,980
	Granules India Ltd.	1,920,711	11,935
*	NTPC Green Energy Ltd.	12,698,691	11,913
	Zee Entertainment Enterprises Ltd.	12,635,929	11,607
[1]	Sansera Engineering Ltd.	611,022	11,538
	Ceat Ltd.	280,055	11,465
	Can Fin Homes Ltd.	1,123,596	11,412
[1]	Premier Energies Ltd.	1,451,181	11,378
	Aarti Industries Ltd.	2,809,086	11,368
	Zensar Technologies Ltd.	1,573,983	11,132
	Gujarat Gas Ltd.	2,404,594	11,127
	Nava Ltd.	1,803,829	11,079
	Honeywell Automation India Ltd.	30,405	11,045
	Kajaria Ceramics Ltd.	1,119,966	11,004
	Natco Pharma Ltd.	1,194,942	10,872
*	CreditAccess Grameen Ltd.	735,855	10,631
	Authum Investment & Infrastucture Ltd.	1,902,120	10,467
	Grindwell Norton Ltd.	623,250	10,432
[1]	PowerGrid Infrastructure Investment Trust	10,453,215	10,393
	Elgi Equipments Ltd.	2,205,831	10,350
*	Inventurus Knowledge Solutions Ltd.	612,394	10,345
*	PVR Inox Ltd.	973,239	10,323
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	897,225	10,307
*	Jaiprakash Power Ventures Ltd.	62,172,403	10,293

		Shares	Market Value ($000)
	Intellect Design Arena Ltd.	1,021,883	10,160
	Anant Raj Ltd.	1,847,342	10,157
	BEML Ltd.	512,046	10,017
	CCL Products India Ltd.	949,281	10,008
	Jubilant Pharmova Ltd.	933,879	9,978
	Chambal Fertilisers & Chemicals Ltd.	2,073,023	9,953
	Birlasoft Ltd.	2,183,059	9,935
[1]	IndiaMart InterMesh Ltd.	410,222	9,829
	LMW Ltd.	60,633	9,825
	Data Patterns India Ltd.	334,320	9,736
	Titagarh Rail System Ltd.	1,083,248	9,682
	Sobha Ltd.	599,518	9,469
	Gillette India Ltd.	98,429	9,419
*,1	Lemon Tree Hotels Ltd.	6,695,443	9,411
	JK Tyre & Industries Ltd.	1,655,661	9,365
*,1	Ujjivan Small Finance Bank Ltd.	13,138,196	9,343
	Zen Technologies Ltd.	607,269	9,343
	Aditya Birla Real Estate Ltd.	678,902	9,324
*	Ather Energy Ltd.	1,366,615	9,235
*	Ola Electric Mobility Ltd.	25,918,175	9,125
[1]	Paradeep Phosphates Ltd.	5,955,886	9,010
	Chalet Hotels Ltd.	950,547	9,006
*	MTAR Technologies Ltd.	281,303	8,970
	Godawari Power & Ispat Ltd.	3,314,959	8,954
*	Aavas Financiers Ltd.	562,588	8,947
	HFCL Ltd.	11,965,184	8,921
	NCC Ltd.	5,562,063	8,861
	V-Guard Industries Ltd.	2,308,457	8,824
	Shyam Metalics & Energy Ltd.	948,838	8,805
[1]	IRB InvIT Fund	13,049,932	8,795
	Gabriel India Ltd.	862,090	8,763
	EIH Ltd.	2,552,975	8,754
*	Jyoti CNC Automation Ltd.	995,186	8,735
	Swan Corp. Ltd.	1,891,126	8,685
	Mahanagar Gas Ltd.	755,836	8,661
	Edelweiss Financial Services Ltd.	7,400,718	8,614
	Triveni Turbine Ltd.	1,549,906	8,488
	Syrma SGS Technology Ltd.	1,027,707	8,484
[1]	Eris Lifesciences Ltd.	566,879	8,482
*	Go Digit General Insurance Ltd.	2,370,515	8,372
	CIE Automotive India Ltd.	1,837,050	8,357
	IDBI Bank Ltd.	7,702,100	8,352
*	Aditya Birla Lifestyle Brands Ltd.	7,284,494	8,326
*	Medplus Health Services Ltd.	946,191	8,229
[1]	Indian Energy Exchange Ltd.	5,947,505	8,207
	Aditya Birla Sun Life Asset Management Co. Ltd.	991,700	8,198
	Bayer CropScience Ltd.	167,829	8,157
[1]	IRCON International Ltd.	4,554,677	8,137
	Strides Pharma Science Ltd.	850,688	8,129
	Capri Global Capital Ltd.	4,246,373	8,124
	Bata India Ltd.	865,358	8,098
	Tilaknagar Industries Ltd.	1,693,374	7,950
	Metro Brands Ltd.	692,435	7,913
*	Aadhar Housing Finance Ltd.	1,444,909	7,730
	SJVN Ltd.	9,736,758	7,691
*	JSW Holdings Ltd.	39,731	7,674
	Netweb Technologies India Ltd.	222,755	7,631
*	Cohance Lifesciences Ltd.	1,833,230	7,611
	Sonata Software Ltd.	2,192,822	7,576
	JK Lakshmi Cement Ltd.	895,403	7,552
	Rainbow Children's Medicare Ltd.	604,512	7,485
	Poly Medicure Ltd.	450,145	7,449
[1]	Metropolis Healthcare Ltd.	365,421	7,446
	Gravita India Ltd.	427,222	7,446
	Jubilant Ingrevia Ltd.	1,072,698	7,419
	Afcons Infrastructure Ltd.	2,045,579	7,392
	Sumitomo Chemical India Ltd.	1,652,328	7,368
	South Indian Bank Ltd.	17,908,449	7,324
	Techno Electric & Engineering Co. Ltd.	690,539	7,319
	Whirlpool of India Ltd.	865,055	7,317

		Shares	Market Value ($000)
*	Devyani International Ltd.	5,739,613	7,259
	Astra Microwave Products Ltd.	675,401	7,219
	LT Foods Ltd.	1,774,283	7,214
	Century Plyboards India Ltd.	825,497	7,209
	Balrampur Chini Mills Ltd.	1,567,943	7,171
	Tamilnad Mercantile Bank Ltd.	1,077,001	7,143
	Arvind Ltd.	2,100,965	7,142
*	NMDC Steel Ltd.	15,501,363	7,135
	CMS Info Systems Ltd.	2,060,872	7,069
	VA Tech Wabag Ltd.	600,546	7,043
	JM Financial Ltd.	5,012,000	7,042
	Gujarat Pipavav Port Ltd.	3,862,321	7,020
	Engineers India Ltd.	3,710,282	6,971
	PCBL Chemical Ltd.	2,401,088	6,952
	Kansai Nerolac Paints Ltd.	2,766,749	6,926
	Sun TV Network Ltd.	1,133,919	6,855
	Voltamp Transformers Ltd.	84,492	6,786
*	Tbo Tek Ltd.	446,431	6,764
	Finolex Cables Ltd.	857,911	6,762
	RR Kabel Ltd.	451,628	6,732
	Alembic Pharmaceuticals Ltd.	785,700	6,696
	Vijaya Diagnostic Centre Ltd.	637,162	6,649
*	Nazara Technologies Ltd.	2,138,719	6,618
	Jammu & Kashmir Bank Ltd.	5,754,065	6,558
	Finolex Industries Ltd.	3,406,242	6,548
	Safari Industries India Ltd.	295,740	6,540
	Procter & Gamble Health Ltd.	112,910	6,511
	Minda Corp. Ltd.	1,059,913	6,493
	Olectra Greentech Ltd.	549,522	6,487
	Ratnamani Metals & Tubes Ltd.	268,832	6,474
	Vardhman Textiles Ltd.	1,371,653	6,449
	Sarda Energy & Minerals Ltd.	1,206,657	6,430
*	Godrej Industries Ltd.	605,880	6,423
	Zydus Wellness Ltd.	1,313,263	6,401
	Doms Industries Ltd.	246,667	6,393
*	Sapphire Foods India Ltd.	3,094,865	6,381
	Vesuvius India Ltd.	1,182,749	6,379
*	Hindustan Construction Co. Ltd.	28,979,257	6,307
	Kirloskar Pneumatic Co. Ltd.	506,561	6,292
	AstraZeneca Pharma India Ltd.	67,650	6,290
	Sudarshan Chemical Industries Ltd.	634,849	6,235
	HEG Ltd.	1,052,290	6,210
	BASF India Ltd.	156,555	6,209
	Clean Science & Technology Ltd.	662,064	6,203
*	Azad Engineering Ltd.	385,271	6,188
	Gujarat State Fertilizers & Chemicals Ltd.	3,082,344	6,187
	PTC India Ltd.	3,228,258	6,061
	Ramkrishna Forgings Ltd.	1,087,089	6,044
	Graphite India Ltd.	897,509	6,032
	Bikaji Foods International Ltd.	842,545	6,028
	DCM Shriram Ltd.	468,298	6,004
*	IFCI Ltd.	9,953,018	5,975
	Pricol Ltd.	996,994	5,952
	SKF India Ltd.	322,567	5,936
	Jindal Saw Ltd.	3,089,258	5,887
	Kirloskar Brothers Ltd.	345,839	5,866
*,3	Reliance Infrastructure Ltd.	4,018,404	5,864
	Chennai Petroleum Corp. Ltd.	619,197	5,837
*,1	Equitas Small Finance Bank Ltd.	7,648,347	5,835
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,145,333	5,818
	IIFL Capital Services Ltd.	1,597,904	5,756
	Vinati Organics Ltd.	346,244	5,749
	Care Ratings Ltd.	329,200	5,742
	Akzo Nobel India Ltd.	187,252	5,705
	Sanofi India Ltd.	129,734	5,669
	Time Technoplast Ltd.	2,867,809	5,620
	Aarti Pharmalabs Ltd.	683,494	5,605
	Mahindra Lifespace Developers Ltd.	1,399,769	5,593
*	Rategain Travel Technologies Ltd.	837,341	5,576
	Arvind Fashions Ltd.	1,086,789	5,561

		Shares	Market Value ($000)
	KSB Ltd.	719,560	5,519
	Shipping Corp. of India Ltd.	2,249,136	5,518
*	Eureka Forbes Ltd.	927,788	5,495
	TSF Investments Ltd.	1,153,121	5,457
	Jupiter Wagons Ltd.	1,550,334	5,456
*	Indian Overseas Bank	14,053,146	5,454
*	Embassy Developments Ltd.	7,516,982	5,422
*	Aditya Birla Fashion & Retail Ltd.	7,506,704	5,420
*	Schneider Electric Infrastructure Ltd.	710,653	5,373
	Maharashtra Scooters Ltd.	36,726	5,373
	Trident Ltd.	18,961,082	5,369
*	SBFC Finance Ltd.	5,756,426	5,347
[1]	New India Assurance Co. Ltd.	3,286,271	5,327
	Central Bank of India Ltd.	13,047,023	5,317
	Welspun Living Ltd.	3,916,297	5,283
*	Mangalore Refinery & Petrochemicals Ltd.	2,742,844	5,269
	Praj Industries Ltd.	1,666,450	5,266
	Supreme Petrochem Ltd.	847,609	5,254
*	Honasa Consumer Ltd.	1,742,326	5,242
*,3	Kwality Wall's India Ltd.	11,965,145	5,229
	Caplin Point Laboratories Ltd.	270,314	5,223
*	Nuvoco Vistas Corp. Ltd.	1,370,777	5,192
	Prudent Corporate Advisory Services Ltd.	198,586	5,178
	Karnataka Bank Ltd.	2,598,919	5,148
[1]	KPI Green Energy Ltd.	1,194,888	5,144
	Shakti Pumps India Ltd.	755,517	5,132
	GHCL Ltd.	882,173	5,100
*	India Cements Ltd.	1,019,848	5,088
	Mrs Bectors Food Specialities Ltd.	2,093,875	5,069
*	Gokaldas Exports Ltd.	827,163	4,956
	DCB Bank Ltd.	2,250,753	4,894
	Elecon Engineering Co. Ltd.	1,101,199	4,891
	Cemindia Projects Ltd.	698,769	4,864
	Happiest Minds Technologies Ltd.	1,070,439	4,816
	Archean Chemical Industries Ltd.	767,831	4,731
	Marksans Pharma Ltd.	2,628,875	4,692
	Avanti Feeds Ltd.	536,830	4,659
	Railtel Corp. of India Ltd.	1,208,534	4,657
	Jupiter Life Line Hospitals Ltd.	314,315	4,620
	Concord Biotech Ltd.	361,053	4,617
	Action Construction Equipment Ltd.	499,998	4,614
	Fine Organic Industries Ltd.	99,842	4,610
	Blue Dart Express Ltd.	75,884	4,536
	Suprajit Engineering Ltd.	913,954	4,481
	Birla Corp. Ltd.	387,811	4,461
	Mastek Ltd.	198,396	4,429
	RITES Ltd.	1,777,189	4,420
	Tanla Platforms Ltd.	791,251	4,403
	Vedant Fashions Ltd.	832,971	4,398
	Newgen Software Technologies Ltd.	691,756	4,384
*	SignatureGlobal India Ltd.	440,212	4,314
	Bombay Burmah Trading Co.	230,324	4,308
	Rain Industries Ltd.	2,519,892	4,250
	Jyothy Labs Ltd.	1,551,365	4,195
	Westlife Foodworld Ltd.	778,906	4,179
*	Restaurant Brands Asia Ltd.	6,038,432	4,168
	Rhi Magnesita India Ltd.	858,679	4,158
	Garware Technical Fibres Ltd.	581,345	4,137
*	Borosil Renewables Ltd.	765,764	4,119
	Sanofi Consumer Healthcare India Ltd.	88,720	4,096
	Relaxo Footwears Ltd.	956,381	4,070
	Power Mech Projects Ltd.	180,273	4,066
*	Sterlite Technologies Ltd.	3,499,162	4,058
	Genus Power Infrastructures Ltd.	1,311,058	4,032
[1]	Godrej Agrovet Ltd.	690,228	4,003
	EPL Ltd.	1,905,345	3,979
	NIIT Learning Systems Ltd.	917,739	3,964
*	VIP Industries Ltd.	968,931	3,955
	Texmaco Rail & Engineering Ltd.	2,840,793	3,952
	Garware Hi-Tech Films Ltd.	119,454	3,922

		Shares	Market Value ($000)
	Triveni Engineering & Industries Ltd.	956,486	3,910
[1]	Tejas Networks Ltd.	1,051,596	3,888
	BLS International Services Ltd.	1,380,983	3,871
	Transformers & Rectifiers India Ltd.	1,476,311	3,793
	GMM Pfaudler Ltd.	356,833	3,789
	Shilpa Medicare Ltd.	1,178,666	3,709
*	Raymond Lifestyle Ltd.	324,440	3,703
	JK Paper Ltd.	1,036,943	3,695
*	Bajaj Consumer Care Ltd.	984,804	3,639
*	GMR Power & Urban Infra Ltd.	3,270,281	3,585
	Alkyl Amines Chemicals	209,166	3,573
	PNC Infratech Ltd.	1,493,424	3,550
	ION Exchange India Ltd.	917,222	3,535
*	Websol Energy System Ltd.	3,951,350	3,502
	JBM Auto Ltd.	568,254	3,491
*	Tata Teleservices Maharashtra Ltd.	6,966,273	3,473
*	V-Mart Retail Ltd.	504,508	3,467
	Campus Activewear Ltd.	1,252,981	3,450
*	Sterling & Wilson Renewable	1,678,234	3,389
	KRBL Ltd.	892,931	3,331
	Rallis India Ltd.	1,111,200	3,323
*	RattanIndia Power Ltd.	35,881,388	3,320
	Saregama India Ltd.	903,216	3,312
	G R Infraprojects Ltd.	312,706	3,274
	Cera Sanitaryware Ltd.	59,759	3,253
	Cello World Ltd.	599,578	3,253
	TTK Prestige Ltd.	505,998	3,245
*	Network18 Media & Investments Ltd.	7,805,450	3,239
	AurionPro Solutions Ltd.	324,842	3,194
*	Infibeam Avenues Ltd.	17,862,781	3,164
	Gateway Distriparks Ltd.	4,886,784	3,117
	KNR Constructions Ltd.	1,918,782	3,101
*	Valor Estate Ltd.	2,665,707	3,096
	Electrosteel Castings Ltd.	3,950,273	3,054
	ISGEC Heavy Engineering Ltd.	370,654	3,052
	Thomas Cook India Ltd.	2,246,665	2,996
	Maharashtra Seamless Ltd.	524,617	2,970
	Orient Electric Ltd.	1,502,704	2,935
*	Sheela Foam Ltd.	510,626	2,882
*	Shree Renuka Sugars Ltd.	10,516,390	2,870
[1]	Dilip Buildcon Ltd.	574,868	2,868
*	Alok Industries Ltd.	17,390,159	2,857
*	Chemplast Sanmar Ltd.	997,953	2,825
*	Ashoka Buildcon Ltd.	1,703,300	2,762
	Anup Engineering Ltd.	142,255	2,734
	Bajaj Electricals Ltd.	584,646	2,636
	Galaxy Surfactants Ltd.	133,613	2,635
	Paisalo Digital Ltd.	6,941,498	2,590
*	Zaggle Prepaid Ocean Services Ltd.	833,023	2,571
*	TeamLease Services Ltd.	157,405	2,370
	Kaveri Seed Co. Ltd.	227,959	2,332
*	TVS Supply Chain Solutions Ltd.	2,187,677	2,299
*	Just Dial Ltd.	311,676	2,268
*	Rajesh Exports Ltd.	1,280,152	2,263
	Symphony Ltd.	221,867	2,228
	NOCIL Ltd.	1,351,301	1,946
*	Raymond Ltd.	440,433	1,822
	Balaji Amines Ltd.	145,034	1,763
	Pfizer Ltd.	35,051	1,742
	Polyplex Corp. Ltd.	185,111	1,709
[1]	Quess Corp. Ltd.	750,387	1,697
*	Sun Pharma Advanced Research Co. Ltd.	1,225,907	1,682
	Vaibhav Global Ltd.	689,603	1,681
*	Jai Balaji Industries Ltd.	2,070,195	1,515
	Route Mobile Ltd.	218,313	1,413
	Orient Cement Ltd.	763,819	1,310
*,3	Allcargo Worldwide Ltd.	3,658,570	926
	NIIT Ltd.	879,687	715
*	Allcargo Logistics Ltd.	4,296,425	485

		Shares	Market Value ($000)
*	Indiabulls Ltd.	63,591	7
			26,565,166
Indonesia (1.2%)
	Bank Central Asia Tbk. PT	671,355,050	296,638
	Bank Rakyat Indonesia Persero Tbk. PT	903,858,760	205,180
	Bank Mandiri Persero Tbk. PT	593,134,550	170,672
	Telkom Indonesia Persero Tbk. PT	596,422,852	127,492
	Astra International Tbk. PT	276,203,981	104,729
*	Dian Swastatika Sentosa Tbk. PT	16,770,600	99,703
*	Amman Mineral Internasional PT	164,926,400	74,153
*	Bumi Resources Minerals Tbk. PT	726,386,625	46,090
	Bank Negara Indonesia Persero Tbk. PT	164,974,352	44,280
*	GoTo Gojek Tokopedia Tbk. PT Class A	10,753,196,100	41,341
*	Barito Pacific Tbk. PT	283,372,325	36,464
*	Bumi Resources Tbk. PT	2,216,707,295	34,182
*	Merdeka Copper Gold Tbk. PT	166,317,400	31,387
	United Tractors Tbk. PT	19,372,927	30,180
	Sumber Alfaria Trijaya Tbk. PT	276,425,700	28,763
	Charoen Pokphand Indonesia Tbk. PT	99,869,323	26,394
	Aneka Tambang Tbk.	104,103,910	25,629
	Petrindo Jaya Kreasi Tbk. PT	231,051,630	24,984
	Indofood Sukses Makmur Tbk. PT	59,966,708	24,352
	Kalbe Farma Tbk. PT	256,440,984	17,491
	Indah Kiat Pulp & Paper Tbk. PT	31,895,168	17,368
	Alamtri Resources Indonesia Tbk. PT	129,203,879	16,980
	Perusahaan Gas Negara Tbk. PT	124,107,479	15,711
	Indofood CBP Sukses Makmur Tbk. PT	31,058,647	14,738
	Elang Mahkota Teknologi Tbk. PT	224,656,800	13,123
	XLSMART Telecom Sejahtera Tbk. PT	64,052,808	12,619
	Adaro Andalan Indonesia PT	25,814,900	11,722
	Alamtri Minerals Indonesia Tbk. PT	87,469,999	10,403
	Trimegah Bangun Persada Tbk. PT	123,782,000	10,084
	Indosat Tbk. PT	72,012,000	9,577
	Mitra Keluarga Karyasehat Tbk. PT	64,978,772	9,214
	Vale Indonesia Tbk. PT	23,582,330	9,092
	Unilever Indonesia Tbk. PT	76,643,455	8,800
	Japfa Comfeed Indonesia Tbk. PT	53,012,100	8,759
	Medikaloka Hermina Tbk. PT	102,314,499	8,080
	Mitra Adiperkasa Tbk. PT	109,479,226	7,740
	Sarana Menara Nusantara Tbk. PT	248,416,300	7,740
	Medco Energi Internasional Tbk. PT	84,363,742	7,685
	Dayamitra Telekomunikasi PT	221,164,600	7,327
	Pabrik Kertas Tjiwi Kimia Tbk. PT	16,601,500	7,280
*	Bank Jago Tbk. PT	66,960,800	6,792
	Semen Indonesia Persero Tbk. PT	44,724,807	6,557
	Mayora Indah Tbk. PT	46,994,500	6,460
	Bukit Asam Tbk. PT	43,414,144	6,429
	Cisarua Mountain Dairy PT Tbk.	20,814,132	6,335
	AKR Corporindo Tbk. PT	80,642,825	6,076
	Bank Syariah Indonesia Tbk. PT	44,328,590	5,948
	Ciputra Development Tbk. PT	117,647,850	5,832
*	Bukalapak.com PT Tbk.	665,867,000	5,761
	Gudang Garam Tbk. PT	6,114,130	5,703
	Timah Tbk. PT	28,656,874	5,538
	Indocement Tunggal Prakarsa Tbk. PT	13,708,197	5,440
	Map Aktif Adiperkasa PT	116,945,500	4,905
	Jasa Marga Persero Tbk. PT	23,010,604	4,890
	Bank Tabungan Negara Persero Tbk. PT	65,031,756	4,777
	Pakuwon Jati Tbk. PT	192,061,467	4,120
	Indo Tambangraya Megah Tbk. PT	3,042,580	3,985
	Avia Avian Tbk. PT	143,770,100	3,709
	ESSA Industries Indonesia Tbk. PT	87,146,745	3,407
	BFI Finance Indonesia Tbk. PT	80,831,000	3,400
	Summarecon Agung Tbk. PT	135,431,708	3,197
*,3	Waskita Karya Persero Tbk. PT	255,000,319	3,069
	Bank Pan Indonesia Tbk. PT	46,789,000	2,996
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	90,747,700	2,835
*	MNC Digital Entertainment Tbk. PT	120,815,025	2,739
	PT Tower Bersama Infrastructure Tbk.	24,866,921	2,641

		Shares	Market Value ($000)
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,618,295	2,602
*	Lippo Karawaci Tbk. PT	429,906,288	2,486
*	Bumi Serpong Damai Tbk. PT	45,634,001	2,445
*	Bank Neo Commerce Tbk. PT	97,145,305	2,265
	Astra Agro Lestari Tbk. PT	5,081,013	2,237
	Aspirasi Hidup Indonesia Tbk. PT	92,148,456	2,194
*	Siloam International Hospitals Tbk. PT	13,179,910	2,170
	Surya Citra Media Tbk. PT	132,127,255	1,970
	Bank BTPN Syariah Tbk. PT	26,474,400	1,900
	Matahari Department Store Tbk. PT	14,640,811	1,634
*	Panin Financial Tbk. PT	100,270,731	1,592
*	Media Nusantara Citra Tbk. PT	83,408,924	1,244
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	17,694,830	849
*	MNC Tourism Indonesia Tbk. PT	12,620,200	141
			1,853,416
Kuwait (0.8%)
	Kuwait Finance House KSCP	168,347,245	443,004
	National Bank of Kuwait SAKP	111,963,744	346,906
	Boubyan Bank KSCP	24,019,594	53,010
	Mobile Telecommunications Co. KSCP	30,542,843	50,891
	Gulf Bank KSCP	30,142,128	33,840
	Mabanee Co. KPSC	8,755,299	28,655
*	Warba Bank KSCP	30,137,403	27,816
	National Industries Group Holding SAK	26,227,712	22,544
	Al Ahli Bank of Kuwait KSCP	20,006,424	19,254
	Boursa Kuwait Securities Co. KPSC	1,441,765	14,790
*	Kuwait Real Estate Co. KSC	12,645,567	14,395
	Commercial Real Estate Co. KSC	19,406,265	13,039
	Kuwait International Bank KSCP	14,076,747	12,468
	Kuwait Telecommunications Co.	5,454,284	11,661
	Humansoft Holding Co. KSC	1,194,286	10,296
	Boubyan Petrochemicals Co. KSCP	5,177,008	9,541
	Gulf Cables & Electrical Industries Group Co. KSCP	1,459,521	9,523
	Burgan Bank SAK	14,195,763	9,212
	Agility Public Warehousing Co. KSCC	20,552,877	9,011
	Salhia Real Estate Co. KSCP	6,096,639	7,752
*	Kuwait Projects Co. Holding KSCP	26,277,044	6,533
*	National Real Estate Co. KPSC	14,652,343	3,409
	Jazeera Airways Co. KSCP	51,069	257
			1,157,807
Malaysia (1.9%)
	Malayan Banking Bhd.	103,143,072	308,695
	CIMB Group Holdings Bhd.	114,250,908	248,920
	Public Bank Bhd.	199,580,390	246,680
	Tenaga Nasional Bhd.	61,340,051	217,028
	IHH Healthcare Bhd.	42,309,335	96,062
	Press Metal Aluminium Holdings Bhd.	46,598,340	89,326
	Gamuda Bhd.	70,802,534	79,606
	SD Guthrie Bhd.	49,857,379	73,808
	AMMB Holdings Bhd.	38,130,145	62,362
	Petronas Gas Bhd.	13,056,963	60,882
	RHB Bank Bhd.	28,267,800	60,580
	MISC Bhd.	27,251,596	55,278
	Hong Leong Bank Bhd.	8,411,372	55,046
	Sunway Bhd.	34,180,100	49,848
	Celcomdigi Bhd.	52,275,033	43,235
	IOI Corp. Bhd.	38,417,090	38,793
	Maxis Bhd.	39,287,760	38,127
	Axiata Group Bhd.	61,474,749	35,843
	Kuala Lumpur Kepong Bhd.	7,010,257	34,693
	Telekom Malaysia Bhd.	15,758,878	31,610
	IJM Corp. Bhd.	45,702,234	31,062
	Petronas Chemicals Group Bhd.	37,690,112	30,942
	Sime Darby Bhd.	55,128,036	30,193
	TIME dotCom Bhd.	19,551,980	29,614
	YTL Power International Bhd.	35,117,740	28,746
	United Plantations Bhd.	3,558,400	27,254
	YTL Corp. Bhd.	51,422,220	27,114
	Petronas Dagangan Bhd.	4,555,907	24,491

		Shares	Market Value ($000)
	Dialog Group Bhd.	58,215,960	24,279
	Nestle Malaysia Bhd.	841,357	23,902
	PPB Group Bhd.	8,092,360	23,157
	KPJ Healthcare Bhd.	32,687,300	22,968
	Westports Holdings Bhd.	14,222,200	22,051
	QL Resources Bhd.	21,583,345	22,000
[1]	MR DIY Group M Bhd.	46,739,950	21,739
	Genting Bhd.	27,789,624	20,137
	Bursa Malaysia Bhd.	8,665,000	19,835
	99 Speed Mart Retail Holdings Bhd.	19,387,800	19,670
	Fraser & Neave Holdings Bhd.	2,136,000	19,325
	IGB REIT	24,470,600	18,172
	IOI Properties Group Bhd.	22,367,300	18,091
	Frontken Corp. Bhd.	17,932,450	17,480
	Sime Darby Property Bhd.	45,428,455	17,308
	Inari Amertron Bhd.	41,846,300	17,105
	Alliance Bank Malaysia Bhd.	12,795,524	16,996
	Sunway REIT	25,436,700	16,688
	Hong Leong Financial Group Bhd.	2,805,541	15,912
	Yinson Holdings Bhd.	25,516,040	15,277
	Zetrix Ai Bhd.	73,435,800	15,002
	Axis REIT	23,804,800	12,180
	Pavilion REIT	23,304,600	11,470
	Heineken Malaysia Bhd.	1,844,773	11,185
	Genting Malaysia Bhd.	21,500,937	10,801
	Top Glove Corp. Bhd.	67,000,690	10,362
*	Tanco Holdings Bhd.	29,795,380	10,287
	SP Setia Bhd. Group	39,158,145	9,770
	ViTrox Corp. Bhd.	8,592,900	9,496
	Sunway Construction Group Bhd.	6,275,100	9,423
	Eco World Development Group Bhd.	16,161,800	9,145
	Malaysian Pacific Industries Bhd.	1,056,700	8,588
	Carlsberg Brewery Malaysia Bhd.	1,905,409	8,478
	Scientex Bhd.	7,777,100	7,619
	Gas Malaysia Bhd.	6,364,600	7,453
	Malakoff Corp. Bhd.	34,948,200	6,918
	Mah Sing Group Bhd.	22,443,734	6,553
	Mega First Corp. Bhd.	7,530,000	6,220
	MBSB Bhd.	32,367,600	6,002
	Bank Islam Malaysia Bhd.	9,273,550	5,811
*	Greatech Technology Bhd.	12,655,300	5,656
*	Pentamaster Corp. Bhd.	6,672,850	5,502
*	UWC Bhd.	4,901,500	5,100
	CTOS Digital Bhd.	22,037,100	5,031
	Velesto Energy Bhd.	60,415,127	4,662
*	Hartalega Holdings Bhd.	19,681,010	4,608
	VS Industry Bhd.	40,365,056	4,293
	Kossan Rubber Industries Bhd.	16,558,200	4,254
	Bumi Armada Bhd.	46,818,528	3,634
	Cahya Mata Sarawak Bhd.	9,231,800	3,370
	Nationgate Holdings Bhd.	12,949,610	3,269
	Padini Holdings Bhd.	6,417,055	3,165
	Syarikat Takaful Malaysia Keluarga Bhd.	3,552,900	3,127
	UEM Sunrise Bhd.	18,580,600	3,088
	DRB-Hicom Bhd.	11,114,900	3,045
	Sports Toto Bhd.	8,720,960	2,878
	Bermaz Auto Bhd.	12,412,200	2,609
*	Berjaya Corp. Bhd.	37,977,259	2,595
	Malaysian Resources Corp. Bhd.	28,642,700	2,548
	Hibiscus Petroleum Bhd.	6,161,220	2,434
*	Dagang NeXchange Bhd.	31,529,500	2,362
*	WCT Holdings Bhd.	15,703,764	2,350
	British American Tobacco Malaysia Bhd.	1,425,934	1,686
*	Supermax Corp. Bhd.	21,270,574	1,629
	Kelington Group Bhd.	997,400	1,338
*	D&O Green Technologies Bhd.	7,700,200	1,218
	Malayan Cement Bhd.	463,100	938
	Farm Fresh Bhd.	929,800	675

		Shares	Market Value ($000)
	ITMAX System Bhd.	270,400	348
			2,818,105
Mexico (2.2%)
	Grupo Financiero Banorte SAB de CV	39,411,640	445,557
	Grupo Mexico SAB de CV Class B	38,960,733	432,612
	Cemex SAB de CV	207,141,754	256,971
	Fomento Economico Mexicano SAB de CV	23,846,523	248,890
	America Movil SAB de CV Class B	214,460,156	221,013
	Wal-Mart de Mexico SAB de CV	69,579,837	220,811
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,586,716	153,389
*	Industrias Penoles SAB de CV	2,566,581	148,743
	Arca Continental SAB de CV	11,967,115	134,859
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,161,811	74,791
	Prologis Property Mexico SA de CV	14,660,281	67,362
	Coca-Cola Femsa SAB de CV	6,341,087	66,321
	Grupo Financiero Inbursa SAB de CV	24,367,130	60,960
	Fibra Uno Administracion SA de CV	38,115,702	59,280
	Grupo Bimbo SAB de CV Class A	16,611,443	57,697
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,749,868	54,576
	Grupo Carso SAB de CV	7,389,059	50,302
	Kimberly-Clark de Mexico SAB de CV Class A	21,589,632	47,822
	Gentera SAB de CV	14,757,144	41,166
	Gruma SAB de CV Class B	2,183,173	39,312
	Promotora y Operadora de Infraestructura SAB de CV	2,401,269	37,547
	Megacable Holdings SAB de CV	10,358,897	36,253
	Corp. Inmobiliaria Vesta SAB de CV	11,566,083	35,765
	Sigma Foods SAB de CV Class A	34,078,241	33,677
[1]	Banco del Bajio SA	11,037,618	32,426
	Regional SAB de CV	3,477,208	31,035
	Fibra MTY SAPI de CV	32,607,791	27,708
	Grupo Comercial Chedraui SA de CV	3,958,171	27,172
	Qualitas Controladora SAB de CV	2,751,952	25,668
	GCC SAB de CV	2,268,307	24,546
[1]	FIBRA Macquarie Mexico	10,753,996	22,362
	Grupo Televisa SAB	31,282,295	20,496
	Alsea SAB de CV	6,686,917	20,421
	Concentradora Fibra Danhos SA de CV	11,921,746	18,576
	El Puerto de Liverpool SAB de CV	2,671,346	16,018
	Bolsa Mexicana de Valores SAB de CV	7,822,475	15,689
*	Orbia Advance Corp. SAB de CV	11,632,640	12,321
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	12,655,349	12,253
*	Alpek SAB de CV Class A	22,316,181	11,595
	Genomma Lab Internacional SAB de CV Class B	9,370,868	8,976
*,1	Nemak SAB de CV	37,402,594	7,277
	Operadora De Sites Mexicanos SAB de CV	7,578,854	7,047
	La Comer SAB de CV	3,248,017	6,981
	Becle SAB de CV	6,550,283	6,889
*,1	Grupo Traxion SAB de CV Class A	5,842,134	4,697
	Grupo Rotoplas SAB de CV	2,603,975	1,755
			3,387,584
Philippines (0.5%)
	International Container Terminal Services Inc.	14,877,231	162,949
	BDO Unibank Inc.	31,221,326	71,557
	Bank of the Philippine Islands	25,951,731	54,665
	SM Prime Holdings Inc.	137,842,778	50,472
	Ayala Corp.	4,015,960	34,510
	Ayala Land Inc.	92,717,527	33,431
	Metropolitan Bank & Trust Co.	24,803,305	30,761
	PLDT Inc.	1,322,884	30,192
	Manila Electric Co.	2,783,423	27,855
	Jollibee Foods Corp.	6,358,459	22,130
	JG Summit Holdings Inc.	39,085,268	18,490
	AREIT Inc.	19,928,700	14,664
	GT Capital Holdings Inc.	1,266,212	14,422
	Universal Robina Corp.	11,856,031	14,274
	RL Commercial REIT Inc.	97,546,737	11,959
	Globe Telecom Inc.	427,974	11,470
	Aboitiz Power Corp.	14,704,400	10,724
	Century Pacific Food Inc.	16,267,187	10,514

		Shares	Market Value ($000)
	Manila Water Co. Inc.	13,739,300	9,470
	Converge Information & Communications Technology Solutions Inc.	33,590,500	8,847
	DMCI Holdings Inc.	47,246,297	8,692
	Puregold Price Club Inc.	13,544,156	8,210
	LT Group Inc.	26,783,950	7,266
	Robinsons Land Corp.	21,760,007	6,707
	Semirara Mining & Power Corp. Class A	11,546,228	6,255
	ACEN Corp.	129,862,994	5,830
[1]	Monde Nissin Corp.	58,950,500	5,697
	Security Bank Corp.	5,103,419	5,636
	DigiPlus Interactive Corp.	19,483,730	4,306
	Megaworld Corp.	101,207,303	3,775
	Bloomberry Resorts Corp.	44,689,049	2,159
	Wilcon Depot Inc.	18,594,800	2,113
	D&L Industries Inc.	26,000,190	1,767
*	Cebu Air Inc.	2,618,253	1,446
			713,215
Qatar (0.7%)
	Qatar National Bank QPSC	59,754,278	325,565
	Qatar Islamic Bank QPSC	24,814,808	170,426
	Industries Qatar QSC	27,046,949	94,407
	Commercial Bank PSQC	46,046,436	60,186
	Al Rayan Bank	85,771,505	53,580
	Ooredoo QPSC	12,865,857	50,592
	Qatar Gas Transport Co. Ltd.	37,212,364	49,014
	Qatar Navigation QSC	13,311,751	41,356
	Qatar International Islamic Bank QSC	12,049,597	37,812
	Qatar Fuel QSC	8,005,141	34,085
	Doha Bank QPSC	39,444,372	29,919
	Nebras Energy	6,587,599	27,707
	Dukhan Bank	28,203,578	27,607
	Barwa Real Estate Co.	28,698,862	21,588
	Mesaieed Petrochemical Holding Co.	71,562,330	21,510
	Qatar Aluminum Manufacturing Co.	36,984,918	19,246
	Vodafone Qatar PQSC	21,963,169	15,386
*	Estithmar Holding QPSC	11,262,754	12,465
	Gulf International Services QSC	14,565,924	11,166
	United Development Co. QSC	22,908,859	6,075
*	Ezdan Holding Group QSC	20,814,698	5,941
	Al Meera Consumer Goods Co. QSC	1,366,297	5,521
			1,121,154
Romania (0.2%)
	Banca Transilvania SA	12,785,126	96,423
	OMV Petrom SA	202,210,771	47,872
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	1,218,394	39,126
	Societatea Energetica Electrica SA	1,930,037	14,265
	Societatea Nationala Nuclearelectrica SA	705,468	11,849
*	MED Life SA	3,207,498	9,850
	One United Properties SA	498,092	3,981
	TTS Transport Trade Services SA	1,867,951	2,538
*	Teraplast SA	20,449,815	2,377
			228,281
Russia (0.0%)
*,3	Sberbank of Russia PJSC	143,624,072	—
*,3	Mechel PJSC ADR	164,675	—
*,3	Surgutneftegas PAO ADR	144,600	—
*,3	Novatek PJSC GDR	1,400	—
*,3	Severstal PAO GDR	206,805	—
*,3	Polyus PJSC	1,269,390	—
*,3	Raspadskaya PAO	910,080	—
*,3	Mechel PJSC	3,089,565	—
*,3	Magnitogorsk Iron & Steel Works PJSC	29,365,277	—
*,3	VTB Bank PJSC	13,697,647	—
*,3	Sistema AFK PAO	38,691,860	—
*,3	Severstal PAO	2,474,213	—
*,3	Alrosa PJSC	35,072,120	—
*,3	Polyus PJSC GDR	523,471	—
*,3	Credit Bank of Moscow PJSC	180,568,640	—

		Shares	Market Value ($000)
*,3	Sovcomflot PJSC	4,516,141	—
*,3	Bank St. Petersburg PJSC	3,060,330	—
*,1,3	Segezha Group PJSC	18,427,200	—
*,3	PhosAgro PJSC GDR	9,292	—
			—
Saudi Arabia (3.4%)
	Al Rajhi Bank	26,823,484	765,980
[1]	Saudi Arabian Oil Co.	81,117,513	557,620
	Saudi National Bank	39,886,186	476,854
*	Saudi Arabian Mining Co.	18,398,586	373,822
	Saudi Telecom Co.	25,794,196	306,198
	Saudi Basic Industries Corp.	12,344,734	187,093
*	ACWA Power Co.	3,088,177	154,123
	Riyad Bank	20,045,481	150,435
	Saudi Awwal Bank	13,533,565	128,596
	Alinma Bank	16,745,433	127,195
	SABIC Agri-Nutrients Co.	3,184,792	106,108
	Dr Sulaiman Al Habib Medical Services Group Co.	1,392,848	97,140
	Etihad Etisalat Co.	5,160,512	97,111
	Banque Saudi Fransi	16,571,159	79,767
	Almarai Co. JSC	6,724,463	79,325
	Arab National Bank	12,057,867	73,182
	Bank AlBilad	10,060,540	71,235
	Elm Co.	328,748	67,995
*	Umm Al Qura for Development & Construction Co.	9,552,860	49,155
	Bupa Arabia for Cooperative Insurance Co.	1,057,414	46,454
	Saudi Electricity Co.	10,661,766	40,930
	Co. for Cooperative Insurance	999,987	36,489
*	Dar Al Arkan Real Estate Development Co.	7,235,611	36,067
*	Jabal Omar Development Co.	7,864,192	34,595
	Makkah Construction & Development Co.	1,342,693	32,379
	Saudi Investment Bank	8,389,818	31,313
	Riyadh Cables Group Co.	897,910	31,252
	Jarir Marketing Co.	8,087,904	30,769
*	Bank Al-Jazira	8,721,558	29,131
	Saudi Tadawul Group Holding Co.	679,317	29,087
	Electrical Industries Co.	7,512,336	27,348
	Yanbu National Petrochemical Co.	3,771,316	27,164
	SAL Saudi Logistics Services	538,929	25,905
	Ades Holding Co.	4,703,892	24,102
	Mouwasat Medical Services Co.	1,264,739	23,476
	Aldrees Petroleum & Transport Services Co.	670,762	21,359
	Dallah Healthcare Co.	636,926	21,007
	Arabian Internet & Communications Services Co.	335,650	20,978
	Sahara International Petrochemical Co.	4,950,360	20,227
	Astra Industrial Group Co.	505,014	20,190
	Saudi Aramco Base Oil Co.	689,337	19,216
*	Rasan Information Technology Co.	514,015	19,156
	Al Masane Al Kobra Mining Co.	590,024	18,293
	Mobile Telecommunications Co. Saudi Arabia	6,151,550	18,150
*	Saudi Research & Media Group	538,624	17,192
	Taiba Investments Co.	1,734,159	16,952
[1]	Arabian Centres Co.	3,156,892	16,452
	Saudi Industrial Investment Group	4,498,809	15,010
*	Al Rajhi Co. for Co-operative Insurance	670,656	14,857
	Nahdi Medical Co.	536,329	14,082
	Jamjoom Pharmaceuticals Factory Co.	374,453	13,968
	Saudia Dairy & Foodstuff Co.	205,569	13,276
*	Saudi Kayan Petrochemical Co.	9,993,028	13,056
*	Seera Group Holding	1,803,740	12,881
	National Medical Care Co.	304,810	12,856
	Saudi Ground Services Co.	1,294,656	12,796
*	Savola Group	1,992,142	12,691
	United Electronics Co.	529,379	12,405
*	Advanced Petrochemical Co.	1,758,142	12,162
	National Gas & Industrialization Co.	499,535	11,852
	Catrion Catering Holding Co.	546,657	11,807
	Saudi Chemical Co. Holding	5,611,841	11,434
*	flynas Co. SJSC	689,523	11,204

		Shares	Market Value ($000)
*	National Industrialization Co.	4,385,012	10,900
*	Rabigh Refining & Petrochemical Co.	5,669,598	10,758
	Abdullah Al Othaim Markets Co.	6,035,817	10,717
*,2	National Agriculture Development Co.	1,998,212	10,531
	Saudi Cement Co.	1,076,369	10,339
	Arabian Drilling Co.	364,695	10,209
	Retal Urban Development Co. Class A	2,939,172	9,991
	National Co. for Learning & Education	285,103	9,800
	Al Moammar Information Systems Co.	202,500	9,705
	Yamama Cement Co.	1,339,566	9,604
	Leejam Sports Co. JSC	333,734	9,012
	Arriyadh Development Co.	1,546,092	8,942
*	Power & Water Utility Co. for Jubail & Yanbu	1,015,643	8,784
*	Arabian Contracting Services Co.	260,462	8,687
	Qassim Cement Co.	745,850	8,502
*	Saudi Reinsurance Co.	1,128,021	8,394
	East Pipes Integrated Co. for Industry	207,968	8,365
	United International Transportation Co.	517,465	8,355
	Al Hammadi Holding	1,097,013	8,123
	Al Rajhi REIT	3,751,794	8,034
	Almoosa Health Co.	178,995	7,708
	AlKhorayef Water & Power Technologies Co.	231,701	7,643
	Dr Soliman Abdel Kader Fakeeh Hospital Co.	759,160	7,174
*	Saudi Real Estate Co.	1,829,445	7,069
*	Saudi Automotive Services Co.	468,574	6,400
	Southern Province Cement Co.	976,352	5,968
*	Emaar Economic City	2,243,579	5,893
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	785,268	5,778
	Etihad GO Telecom Co.	223,233	5,592
	Middle East Healthcare Co.	562,613	5,326
*	Bawan Co.	392,374	5,097
*	Jahez International Co.	1,359,180	5,087
	Saudi Ceramic Co.	660,144	4,891
	Al-Dawaa Medical Services Co.	344,803	4,710
*	Advanced Building Industries Co.	409,848	4,428
	BinDawood Holding Co.	3,359,949	4,420
	Yanbu Cement Co.	1,046,066	4,349
*	Perfect Presentation For Commercial Services Co.	2,017,510	4,170
	Eastern Province Cement Co.	578,502	3,781
	Arabian Cement Co.	649,160	3,775
	Almunajem Foods Co.	242,458	3,564
	City Cement Co.	908,436	3,278
*	Middle East Paper Co.	532,830	2,937
			5,197,694
South Africa (4.2%)
	Naspers Ltd.	10,415,751	637,707
	Anglogold Ashanti plc	6,872,619	619,550
	Gold Fields Ltd.	12,226,370	604,651
	FirstRand Ltd.	72,707,904	414,716
	Standard Bank Group Ltd.	17,692,967	325,161
	Valterra Platinum Ltd.	3,614,415	324,749
	Capitec Bank Holdings Ltd.	1,160,769	311,659
	MTN Group Ltd.	22,565,752	250,583
	Impala Platinum Holdings Ltd.	12,264,396	228,599
	Absa Group Ltd.	10,467,881	164,948
*,2	Sibanye Stillwater Ltd.	37,852,588	164,750
	Harmony Gold Mining Co. Ltd.	7,479,561	158,930
	Sanlam Ltd.	21,956,619	137,550
	Bid Corp. Ltd.	4,609,647	115,161
	Northam Platinum Holdings Ltd.	4,832,796	115,144
	Discovery Ltd.	7,345,602	107,104
	Shoprite Holdings Ltd.	6,396,923	105,543
	Nedbank Group Ltd.	6,088,112	99,700
[1]	Pepkor Holdings Ltd.	47,835,360	78,162
	Remgro Ltd.	6,831,827	77,314
	NEPI Rockcastle NV	8,331,441	75,871
	Bidvest Group Ltd.	4,398,139	63,640
	Reinet Investments SCA	1,819,681	62,726
	Clicks Group Ltd.	3,123,980	62,238

		Shares	Market Value ($000)
	Old Mutual Ltd.	64,422,774	61,829
*	Sasol Ltd.	8,636,714	61,004
	Vodacom Group Ltd.	6,356,901	58,638
	OUTsurance Group Ltd.	11,630,936	51,335
	Tiger Brands Ltd.	2,464,821	51,244
	Growthpoint Properties Ltd.	44,000,699	48,053
	Woolworths Holdings Ltd.	12,277,208	41,218
	Momentum Group Ltd.	16,919,380	39,399
	Mr. Price Group Ltd.	3,551,412	38,999
	Exxaro Resources Ltd.	3,213,471	36,632
	Redefine Properties Ltd.	91,968,263	35,283
	Aspen Pharmacare Holdings Ltd.	4,923,156	32,755
	AVI Ltd.	4,333,099	28,643
	Vukile Property Fund Ltd.	18,007,545	27,547
	African Rainbow Minerals Ltd.	1,625,341	23,785
	Investec Ltd.	2,885,768	23,395
	Foschini Group Ltd.	4,436,755	23,260
	Fortress Real Estate Investments Ltd. Class B	15,764,818	23,065
	Resilient REIT Ltd.	4,019,148	20,028
	Truworths International Ltd.	5,107,389	18,957
	DRDGOLD Ltd.	5,907,898	18,448
	Hyprop Investments Ltd.	5,247,656	18,330
[2]	Kumba Iron Ore Ltd.	758,392	16,823
[1,2]	Dis-Chem Pharmacies Ltd.	7,002,444	15,735
	Netcare Ltd.	16,262,565	15,601
	Motus Holdings Ltd.	1,979,592	15,532
*	SPAR Group Ltd.	2,661,870	14,642
	Telkom SA SOC Ltd.	3,886,128	14,143
	Life Healthcare Group Holdings Ltd.	19,739,972	13,597
	DataTec Ltd.	2,653,185	12,567
	Santam Ltd.	471,858	12,556
	Coronation Fund Managers Ltd.	3,991,395	12,533
	Equites Property Fund Ltd.	10,314,105	11,475
	Omnia Holdings Ltd.	2,159,354	11,270
[2]	Thungela Resources Ltd.	1,761,184	10,803
	We Buy Cars Holdings Ltd.	3,803,067	10,756
*	Pick n Pay Stores Ltd.	7,137,511	10,554
	JSE Ltd.	1,101,976	10,083
	Attacq Ltd.	9,418,350	10,078
	Ninety One Ltd.	2,790,052	9,576
[2]	Boxer Retail Ltd.	2,068,162	9,403
	Reunert Ltd.	2,431,356	9,288
*,2	Sappi Ltd.	8,013,703	8,849
	Astral Foods Ltd.	512,599	8,711
*	MAS plc	6,509,965	8,674
	AECI Ltd.	1,404,872	8,242
	Grindrod Ltd.	7,536,166	8,021
	Sun International Ltd.	2,431,936	6,502
	Wilson Bayly Holmes-Ovcon Ltd.	463,926	4,973
	Super Group Ltd.	4,560,389	4,893
	Burstone Group Ltd.	8,258,572	4,709
*	KAP Ltd.	34,065,686	4,680
[2]	Afrimat Ltd.	1,402,605	3,692
			6,406,964
Taiwan (23.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	332,034,605	18,360,165
	Hon Hai Precision Industry Co. Ltd.	166,263,761	1,149,285
	MediaTek Inc.	20,037,630	1,111,498
	Delta Electronics Inc.	26,321,356	1,004,485
	ASE Technology Holding Co. Ltd.	44,725,723	415,820
	CTBC Financial Holding Co. Ltd.	240,370,062	387,271
	Fubon Financial Holding Co. Ltd.	113,533,635	326,021
[2]	Quanta Computer Inc.	36,043,200	317,294
	Cathay Financial Holding Co. Ltd.	127,438,347	303,620
[2]	United Microelectronics Corp.	128,866,270	256,412
	Accton Technology Corp.	6,768,610	236,653
[2]	E.Sun Financial Holding Co. Ltd.	209,160,954	221,488
	Unimicron Technology Corp.	18,150,425	215,751
[2]	Elite Material Co. Ltd.	3,846,156	208,625

		Shares	Market Value ($000)
	Yuanta Financial Holding Co. Ltd.	148,604,748	202,434
	Asia Vital Components Co. Ltd.	4,428,995	201,220
	Mega Financial Holding Co. Ltd.	160,892,499	197,841
	Yageo Corp.	21,120,848	184,393
	TS Financial Holding Co. Ltd.	246,859,838	177,422
[2]	Chunghwa Telecom Co. Ltd.	41,261,663	174,968
[2]	Phison Electronics Corp.	2,294,080	170,130
[2]	Wistron Corp.	41,377,535	169,333
*	Winbond Electronics Corp.	42,444,203	167,839
	Nan Ya Plastics Corp.	67,025,819	160,230
[2]	Wiwynn Corp.	1,414,280	158,530
*,2	Nanya Technology Corp.	15,275,878	154,634
[2]	Chroma ATE Inc.	5,016,280	154,032
	Uni-President Enterprises Corp.	67,088,868	152,629
[2]	Asustek Computer Inc.	9,343,937	146,791
	SinoPac Financial Holdings Co. Ltd.	162,014,915	146,750
[2]	King Yuan Electronics Co. Ltd.	15,516,280	143,761
	Lite-On Technology Corp.	26,425,084	135,830
	First Financial Holding Co. Ltd.	147,601,727	134,748
	Hua Nan Financial Holdings Co. Ltd.	126,562,312	132,768
	KGI Financial Holding Co. Ltd.	214,605,316	122,713
[2]	ASPEED Technology Inc.	412,011	115,221
	Taiwan Cooperative Financial Holding Co. Ltd.	142,040,342	106,153
	Alchip Technologies Ltd.	1,080,463	106,079
[2]	China Steel Corp.	153,882,308	101,246
[2]	Realtek Semiconductor Corp.	6,608,959	101,116
[2]	Jentech Precision Industrial Co. Ltd.	1,131,283	100,232
[2]	Largan Precision Co. Ltd.	1,306,076	99,546
[2]	Gold Circuit Electronics Ltd.	4,558,481	99,544
[2]	Bizlink Holding Inc.	2,427,892	98,600
*,2	Powerchip Semiconductor Manufacturing Corp.	43,850,000	94,083
[2]	PharmaEssentia Corp.	3,845,671	93,881
[2]	Global Unichip Corp.	1,135,960	93,202
	MPI Corp.	1,119,000	88,433
[2]	Evergreen Marine Corp. Taiwan Ltd.	14,840,958	87,654
[2]	Formosa Plastics Corp.	57,499,057	86,135
[2]	King Slide Works Co. Ltd.	772,000	76,000
	TCC Group Holdings Co. Ltd.	90,718,717	75,902
	Powertech Technology Inc.	9,396,550	74,407
	Compeq Manufacturing Co. Ltd.	13,474,760	71,844
	Tripod Technology Corp.	6,071,040	71,549
*	Caliway Biopharmaceuticals Co. Ltd.	13,522,000	70,682
[2]	International Games System Co. Ltd.	3,050,200	69,268
	Airtac International Group	1,907,830	69,046
*	Macronix International Co. Ltd.	23,983,737	68,998
[2]	Innolux Corp.	99,903,295	68,539
	Far EasTone Telecommunications Co. Ltd.	24,214,723	68,119
[2]	Chailease Holding Co. Ltd.	20,369,762	67,135
[2]	Novatek Microelectronics Corp.	5,624,560	66,739
	Hotai Motor Co. Ltd.	3,805,357	65,596
	Chang Hwa Commercial Bank Ltd.	100,567,385	65,098
[2]	Taiwan Mobile Co. Ltd.	19,316,941	64,770
	Shanghai Commercial & Savings Bank Ltd.	51,699,935	64,762
[2]	Vanguard International Semiconductor Corp.	14,243,431	64,567
	United Integrated Services Co. Ltd.	2,219,800	63,300
[2]	United Microelectronics Corp. ADR	6,197,202	63,088
[2]	Formosa Chemicals & Fibre Corp.	45,634,449	61,090
[2]	E Ink Holdings Inc.	10,953,440	60,892
	Zhen Ding Technology Holding Ltd.	9,832,710	60,595
[2]	Fortune Electric Co. Ltd.	1,957,027	59,731
[2]	Compal Electronics Inc.	57,562,900	59,409
	Advantech Co. Ltd.	6,231,694	58,810
	Pegatron Corp.	26,537,213	58,520
[2]	Walsin Lihwa Corp.	42,011,044	57,497
[2]	Globalwafers Co. Ltd.	3,469,810	54,555
[2]	Gigabyte Technology Co. Ltd.	7,316,850	53,828
[2]	Taiwan Union Technology Corp.	3,401,052	53,793
[2]	eMemory Technology Inc.	922,100	53,108
[2]	Lotes Co. Ltd.	1,142,151	51,439
[2]	Inventec Corp.	35,474,966	50,357

		Shares	Market Value ($000)
[2]	President Chain Store Corp.	7,240,449	49,164
[2]	Teco Electric & Machinery Co. Ltd.	19,012,320	48,494
	Chunghwa Telecom Co. Ltd. ADR	1,124,464	47,767
	Taiwan Business Bank	96,361,683	46,955
[2]	Catcher Technology Co. Ltd.	7,259,956	46,367
[2]	WT Microelectronics Co. Ltd.	9,341,205	46,117
[2]	ADATA Technology Co. Ltd.	3,866,319	43,760
	Eva Airways Corp.	36,738,760	43,485
[2]	WinWay Technology Co. Ltd.	341,000	41,919
	WPG Holdings Ltd.	20,093,720	40,867
[2]	Yang Ming Marine Transport Corp.	23,804,725	40,390
[2]	Silergy Corp.	4,483,560	39,577
	L&K Engineering Co. Ltd.	2,189,102	39,526
[2]	Wan Hai Lines Ltd.	16,352,646	38,298
[2]	EZconn Corp.	676,582	37,696
	Far Eastern New Century Corp.	40,911,963	36,022
	Nan Ya Printed Circuit Board Corp.	2,895,521	35,265
	Asia Cement Corp.	31,481,510	35,127
[2]	AUO Corp.	80,365,039	34,809
	Synnex Technology International Corp.	16,649,800	34,503
[2]	Win Semiconductors Corp.	4,663,519	34,484
	Taichung Commercial Bank Co. Ltd.	51,830,756	32,912
[2]	Hiwin Technologies Corp.	4,181,308	32,770
	LandMark Optoelectronics Corp.	1,016,470	31,844
[2]	Eclat Textile Co. Ltd.	2,535,209	31,716
[2]	TA Chen Stainless Pipe	25,462,894	31,610
	Fositek Corp.	706,372	31,425
[2]	Acer Inc.	39,084,897	31,058
[2]	Nien Made Enterprise Co. Ltd.	2,264,560	30,554
[2]	Chicony Electronics Co. Ltd.	8,245,458	30,482
[2]	Kinsus Interconnect Technology Corp.	3,808,530	30,250
[2]	Mitac Holdings Corp.	12,057,191	29,985
	Pou Chen Corp.	30,621,021	29,598
	Ardentec Corp.	5,803,522	29,229
[2]	Makalot Industrial Co. Ltd.	2,997,244	28,974
[2]	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,384,000	28,774
[2]	Chunghwa Precision Test Tech Co. Ltd.	269,153	28,066
[2]	Sino-American Silicon Products Inc.	7,395,742	28,015
[2]	WNC Corp.	4,778,526	27,868
[2]	Acter Group Corp. Ltd.	1,382,832	27,523
[2]	Formosa Petrochemical Corp.	16,168,977	27,472
[2]	Innodisk Corp.	1,081,544	27,078
[2]	Micro-Star International Co. Ltd.	9,276,200	26,465
[2]	Universal Microwave Technology Inc.	761,000	26,316
[2]	Advanced Echem Materials Co. Ltd.	946,174	25,736
[2]	Simplo Technology Co. Ltd.	2,275,310	25,026
[2]	Cheng Shin Rubber Industry Co. Ltd.	25,661,095	24,881
[2]	Voltronic Power Technology Corp.	925,325	24,854
	Shihlin Electric & Engineering Corp.	3,431,964	24,824
[2]	AURAS Technology Co. Ltd.	867,000	24,808
	Sigurd Microelectronics Corp.	5,962,546	24,445
[2]	Foxconn Technology Co. Ltd.	13,455,663	24,342
	Kaori Heat Treatment Co. Ltd.	1,033,450	24,006
[2]	Co-Tech Development Corp.	2,890,000	24,000
[2]	Taiwan High Speed Rail Corp.	27,649,912	23,995
	Radiant Opto-Electronics Corp.	6,143,751	23,737
[2]	Topco Scientific Co. Ltd.	2,318,992	23,544
[2]	Chenbro Micom Co. Ltd.	798,000	22,773
[2]	Sinbon Electronics Co. Ltd.	3,073,475	22,769
[2]	Highwealth Construction Corp.	19,003,997	22,388
[2]	Eternal Materials Co. Ltd.	11,135,298	21,633
[2]	Transcend Information Inc.	2,567,069	21,372
	Lotus Pharmaceutical Co. Ltd.	1,835,000	21,002
	Capital Securities Corp.	22,167,773	20,811
[2]	ASMedia Technology Inc.	506,857	20,671
	Elite Semiconductor Microelectronics Technology Inc.	3,356,000	20,390
*,2	Taiwan Glass Industry Corp.	13,304,290	20,107
[2]	Dynapack International Technology Corp.	1,890,000	20,058
	IBF Financial Holdings Co. Ltd.	36,591,285	19,375
	Lien Hwa Industrial Holdings Corp.	13,169,756	19,247

		Shares	Market Value ($000)
[2]	Getac Holdings Corp.	5,387,420	19,221
[2]	Tatung Co. Ltd.	15,622,628	19,162
	Ruentex Development Co. Ltd.	20,897,300	19,098
[2]	AP Memory Technology Corp.	1,393,120	18,759
[2]	Feng TAY Enterprise Co. Ltd.	6,041,867	18,417
*,2	Fulltech Fiber Glass Corp.	6,183,772	17,908
	Supreme Electronics Co. Ltd.	6,710,991	17,829
[2]	Tong Yang Industry Co. Ltd.	5,027,350	17,424
[2]	Kinik Co.	1,366,000	17,421
[2]	China Airlines Ltd.	24,401,146	17,166
[2]	Parade Technologies Ltd.	1,018,290	17,029
[2]	Bora Pharmaceuticals Co. Ltd.	870,949	16,654
	Walsin Technology Corp.	3,863,521	16,580
[2]	Genius Electronic Optical Co. Ltd.	1,142,299	16,347
[2]	Faraday Technology Corp.	3,036,198	15,908
	Primax Electronics Ltd.	6,182,940	15,422
[2]	Dynamic Holding Co. Ltd.	3,444,813	15,416
[2]	LuxNet Corp.	1,526,000	15,159
[2]	Asia Optical Co. Inc.	2,943,260	15,105
	Yankey Engineering Co. Ltd.	801,430	15,022
[2]	Grand Process Technology Corp.	286,000	14,989
[2]	Shin Zu Shing Co. Ltd.	2,258,011	14,918
[2]	ChipMOS Technologies Inc.	7,749,148	14,583
[2]	Advanced Energy Solution Holding Co. Ltd.	412,000	14,564
	Tung Ho Steel Enterprise Corp.	6,471,602	14,241
[2]	Elite Advanced Laser Corp.	1,786,349	14,096
[2]	AcBel Polytech Inc.	8,937,079	13,962
[2]	Chipbond Technology Corp.	7,969,630	13,829
[2]	Unitech Printed Circuit Board Corp.	8,472,970	13,825
[2]	Elan Microelectronics Corp.	3,705,870	13,700
[2]	Ruentex Industries Ltd.	8,450,961	13,521
	Far Eastern International Bank	34,073,425	13,506
[2]	Solar Applied Materials Technology Corp.	6,656,607	13,426
[2]	Taiwan Hon Chuan Enterprise Co. Ltd.	3,534,523	13,424
	Great Wall Enterprise Co. Ltd.	8,233,626	13,307
[2]	Visual Photonics Epitaxy Co. Ltd.	2,497,960	13,213
*,2	FOCI Fiber Optic Communications Inc.	992,000	13,007
[2]	Global Brands Manufacture Ltd.	3,780,332	12,887
*,2	HTC Corp.	9,123,301	12,839
	Sunonwealth Electric Machine Industry Co. Ltd.	2,842,000	12,782
[2]	Kinpo Electronics	15,240,670	12,674
[2]	Giant Manufacturing Co. Ltd.	4,412,193	12,496
	Qisda Corp.	15,733,128	12,489
	Wisdom Marine Lines Co. Ltd.	5,527,155	12,370
[2]	Sanyang Motor Co. Ltd.	6,492,330	12,322
[2]	Ta Ya Electric Wire & Cable	9,353,255	12,304
*,2	Starlux Airlines Co. Ltd.	16,744,271	12,212
[2]	Cleanaway Co. Ltd.	10,449,000	12,209
[2]	Taiwan Fertilizer Co. Ltd.	8,282,186	12,169
[2]	Goldsun Building Materials Co. Ltd.	10,878,415	12,169
[2]	Huaku Development Co. Ltd.	3,601,921	12,136
[2]	VisEra Technologies Co. Ltd.	1,358,000	12,132
[2]	All Ring Tech Co. Ltd.	995,000	11,978
*,2	China Petrochemical Development Corp.	46,534,041	11,782
	Feng Hsin Steel Co. Ltd.	5,557,200	11,415
[2]	Pan Jit International Inc.	4,004,740	11,411
	Arcadyan Technology Corp.	2,007,219	11,399
[2]	Jinan Acetate Chemical Co. Ltd.	7,327,060	11,356
[2]	Pixart Imaging Inc.	1,796,680	11,335
	Test Research Inc.	1,989,660	11,297
[2]	U-Ming Marine Transport Corp.	5,732,108	11,268
[2]	Fusheng Precision Co. Ltd.	1,312,920	11,174
	President Securities Corp.	11,968,265	11,113
[2]	Ennoconn Corp.	1,241,758	11,103
[2]	YFY Inc.	13,975,703	11,101
[2]	Wiselink Co. Ltd.	1,769,934	11,043
[2]	Allis Electric Co. Ltd.	2,808,480	10,971
	Taiwan Secom Co. Ltd.	3,238,876	10,960
[2]	Greatek Electronics Inc.	3,805,000	10,800
[2]	Taiwan Speciality Chemicals Corp.	1,062,000	10,742

		Shares	Market Value ($000)
	Charoen Pokphand Enterprise	2,273,343	10,717
[2]	Phoenix Silicon International Corp.	1,977,495	10,510
	Tong Hsing Electronic Industries Ltd.	2,371,919	10,506
[2]	XinTec Inc.	1,956,225	10,348
[2]	ITEQ Corp.	3,060,357	10,256
[2]	I-Chiun Precision Industry Co. Ltd.	2,542,000	10,247
[2]	Gudeng Precision Industrial Co. Ltd.	803,487	10,229
	Shinkong Insurance Co. Ltd.	2,862,000	10,211
[2]	Center Laboratories Inc.	7,982,090	10,171
*	Mercuries Life Insurance Co. Ltd.	40,860,155	10,150
[2]	Foxsemicon Integrated Technology Inc.	1,136,642	10,096
[2]	Orient Semiconductor Electronics Ltd.	5,528,792	10,082
	Poya International Co. Ltd.	801,208	10,077
[2]	Merry Electronics Co. Ltd.	3,161,858	9,958
	Taiwan Surface Mounting Technology Corp.	3,352,110	9,778
[2]	TXC Corp.	3,554,630	9,723
[2]	Hannstar Board Corp.	3,153,470	9,717
[2]	Century Iron & Steel Industrial Co. Ltd.	2,208,000	9,484
[2]	Marketech International Corp.	1,066,000	9,480
[2]	Silicon Integrated Systems Corp.	5,502,260	9,189
[2]	Sercomm Corp.	3,389,600	9,162
[2]	First Hi-Tec Enterprise Co. Ltd.	975,000	9,134
[2]	Sitronix Technology Corp.	1,476,070	9,104
[2]	Coretronic Corp.	3,270,900	9,060
*,2	Oneness Biotech Co. Ltd.	4,322,424	9,011
[2]	Wah Lee Industrial Corp.	2,291,194	8,978
	C Sun Manufacturing Ltd.	1,198,910	8,964
	Ennostar Inc.	8,035,726	8,908
[2]	Taiwan Acceptance Corp.	3,608,309	8,907
[2]	Ability Enterprise Co. Ltd.	3,324,802	8,894
*,2	Wafer Works Corp.	7,400,744	8,651
*,2	TSEC Corp.	6,962,908	8,542
[2]	CTCI Corp.	8,624,850	8,448
	Taiwan Cogeneration Corp.	6,068,192	8,317
[2]	Pan-International Industrial Corp.	5,084,000	8,276
[2]	Nichidenbo Corp.	2,824,460	8,272
	Everlight Electronics Co. Ltd.	4,659,410	8,207
[2]	Quanta Storage Inc.	2,438,000	8,168
*,2	BES Engineering Corp.	18,560,662	8,049
[2]	Systex Corp.	2,107,000	7,735
[2]	Evergreen Aviation Technologies Corp.	1,514,000	7,710
	ITE Technology Inc.	2,020,000	7,666
*,2	Etron Technology Inc.	3,984,140	7,660
[2]	Machvision Inc.	515,136	7,646
[2]	Farglory Land Development Co. Ltd.	3,589,550	7,565
[2]	EVERGREEN Steel Corp.	2,313,000	7,517
*,2	FLEXium Interconnect Inc.	3,954,990	7,446
[2]	Merida Industry Co. Ltd.	2,771,526	7,412
	TTY Biopharm Co. Ltd.	2,729,160	7,387
[2]	Yulon Motor Co. Ltd.	7,499,580	7,375
*,2	Chung Hung Steel Corp.	11,665,000	7,320
[2]	Nan Pao Resins Chemical Co. Ltd.	738,000	7,251
[2]	Union Bank of Taiwan	12,083,320	7,161
[2]	Shinkong Synthetic Fibers Corp.	14,654,400	6,931
*,2	HannStar Display Corp.	26,314,193	6,927
	Global Mixed Mode Technology Inc.	895,000	6,857
*	CSBC Corp. Taiwan	9,807,197	6,796
[2]	momo.com Inc.	1,132,112	6,754
[2]	Airoha Technology Corp.	490,000	6,740
[2]	Taiflex Scientific Co. Ltd.	2,416,594	6,677
	Far Eastern Department Stores Ltd.	9,533,878	6,652
[2]	Shiny Chemical Industrial Co. Ltd.	1,469,200	6,651
*	United Renewable Energy Co. Ltd.	18,741,629	6,641
*	Lumosa Therapeutics Co. Ltd.	1,187,161	6,636
	Gloria Material Technology Corp.	6,063,640	6,561
[2]	Scientech Corp.	635,000	6,527
[2]	Advanced Wireless Semiconductor Co.	1,841,266	6,508
[2]	Chang Wah Electromaterials Inc.	4,438,000	6,469
[2]	Sakura Development Co. Ltd.	4,302,432	6,442
*,2	Episil Technologies Inc.	3,397,189	6,423

		Shares	Market Value ($000)
	Wowprime Corp.	950,689	6,420
[2]	Chang Wah Technology Co. Ltd.	3,498,500	6,400
	Sinon Corp.	4,405,000	6,348
[2]	Nan Kang Rubber Tire Co. Ltd.	5,537,520	6,255
	Tainan Spinning Co. Ltd.	14,328,000	6,180
[2]	Chenming Electronic Technology Corp.	1,716,929	6,106
[2]	Solomon Technology Corp.	1,467,871	6,104
[2]	Hota Industrial Manufacturing Co. Ltd.	3,103,178	6,041
	Raydium Semiconductor Corp.	819,000	6,007
[2]	Anpec Electronics Corp.	721,000	5,931
[2]	Depo Auto Parts Ind Co. Ltd.	1,227,000	5,864
[2]	Fitipower Integrated Technology Inc.	1,258,043	5,839
	Grape King Bio Ltd.	1,506,529	5,791
[2]	China Motor Corp.	3,282,844	5,775
[2]	Chin-Poon Industrial Co. Ltd.	4,750,890	5,736
[2]	WUS Printed Circuit Co. Ltd.	1,855,156	5,729
[2]	Fulgent Sun International Holding Co. Ltd.	1,906,410	5,695
	Evergreen International Storage & Transport Corp.	3,181,500	5,689
[2]	Taiwan Semiconductor Co. Ltd.	2,825,290	5,680
[2]	Cheng Loong Corp.	10,071,230	5,663
	Chong Hong Construction Co. Ltd.	2,299,000	5,644
[2]	Holy Stone Enterprise Co. Ltd.	1,704,262	5,611
[2]	TCI Co. Ltd.	1,155,549	5,596
	Stark Technology Inc.	1,274,000	5,581
[2]	Kenmec Mechanical Engineering Co. Ltd.	2,535,868	5,567
	Synmosa Biopharma Corp.	5,393,050	5,546
[2]	Via Technologies Inc.	3,375,620	5,526
[2]	Weikeng Industrial Co. Ltd.	5,658,000	5,513
*,2	Intelligo Technology Inc.	430,000	5,430
[2]	Zero One Technology Co. Ltd.	1,527,209	5,385
[2]	Cheng Uei Precision Industry Co. Ltd.	4,374,673	5,378
[2]	Sporton International Inc.	964,062	5,340
	Taiwan Paiho Ltd.	3,355,140	5,310
[2]	Lai Yih Footwear Co. Ltd.	737,000	5,256
[2]	SDI Corp.	1,883,236	5,250
	O-Bank Co. Ltd.	18,102,453	5,249
*,2	Grand Pacific Petrochemical	12,168,088	5,210
[2]	Nuvoton Technology Corp.	2,643,000	5,195
	Ton Yi Industrial Corp.	9,135,000	5,178
	Formosa Taffeta Co. Ltd.	9,829,632	5,171
	Universal Cement Corp.	5,502,140	5,163
[2]	Ichia Technologies Inc.	3,099,000	5,155
[2]	Clevo Co.	4,372,000	5,153
	TPK Holding Co. Ltd.	4,187,288	5,140
	UPI Semiconductor Corp.	799,000	5,115
	Kenda Rubber Industrial Co. Ltd.	8,108,288	5,082
[2]	M31 Technology Corp.	342,901	5,076
[2]	G Shank Enterprise Co. Ltd.	1,924,000	5,069
[2]	Run Long Construction Co. Ltd.	5,029,751	5,010
[2]	Johnson Health Tech Co. Ltd.	1,072,000	5,004
	Cathay Real Estate Development Co. Ltd.	7,149,984	5,003
[2]	Pegavision Corp.	538,314	4,947
[2]	Gemtek Technology Corp.	5,470,000	4,936
[2]	Hotai Finance Co. Ltd.	2,566,080	4,930
*,2	Yieh Phui Enterprise Co. Ltd.	9,874,825	4,877
	Brighton-Best International Taiwan Inc.	4,460,526	4,875
	Standard Foods Corp.	5,280,603	4,858
[2]	Chicony Power Technology Co. Ltd.	1,876,000	4,813
[2]	Kuo Toong International Co. Ltd.	2,890,514	4,719
[2]	Channel Well Technology Co. Ltd.	2,372,672	4,706
	AmTRAN Technology Co. Ltd.	7,263,092	4,668
	Taiwan Sakura Corp.	1,764,000	4,662
*,2	EirGenix Inc.	2,364,868	4,661
[2]	Kindom Development Co. Ltd.	4,746,060	4,651
[2]	FocalTech Systems Co. Ltd.	2,740,482	4,638
[2]	Formosa International Hotels Corp.	776,000	4,620
[2]	Altek Corp.	3,703,969	4,583
[2]	China Steel Chemical Corp.	1,936,000	4,553
[2]	Thinking Electronic Industrial Co. Ltd.	861,000	4,531
[2]	JPC connectivity Inc.	1,014,750	4,527

		Shares	Market Value ($000)
[2]	Lian HWA Food Corp.	1,519,700	4,527
[2]	Materials Analysis Technology Inc.	690,000	4,437
[2]	Allied Supreme Corp.	581,000	4,435
*,2	TaiMed Biologics Inc.	2,457,929	4,420
	CMC Magnetics Corp.	12,978,313	4,416
*,2	Sunplus Technology Co. Ltd.	6,340,000	4,410
[2]	Hu Lane Associate Inc.	1,160,519	4,287
[2]	RichWave Technology Corp.	1,133,736	4,259
	Topkey Corp.	843,000	4,237
[2]	Promate Electronic Co. Ltd.	3,013,136	4,179
*,2	Andes Technology Corp.	553,000	4,167
	ASROCK Inc.	613,000	4,167
	YungShin Global Holding Corp.	2,348,536	4,154
[2]	Weltrend Semiconductor	2,485,567	4,096
	China Bills Finance Corp.	7,884,000	4,072
[2]	Zyxel Group Corp.	3,495,819	4,019
*,2	Medigen Vaccine Biologics Corp.	3,312,930	3,964
*	Polaris Group	4,004,533	3,945
*,2	Phihong Technology Co. Ltd.	4,265,706	3,901
[2]	Ability Opto-Electronics Technology Co. Ltd.	1,120,103	3,890
*	International CSRC Investment Holdings Co.	10,293,270	3,881
*	Ritek Corp.	8,975,489	3,860
[2]	Posiflex Technology Inc.	680,764	3,840
[2]	Delpha Construction Co. Ltd.	4,583,000	3,817
[2]	HD Renewable Energy Co. Ltd.	1,022,746	3,806
[2]	CyberPower Systems Inc.	660,000	3,790
[2]	Swancor Holding Co. Ltd.	1,015,000	3,730
	Dimerco Express Corp.	1,475,884	3,694
[2]	Motech Industries Inc.	4,986,897	3,690
[2]	Formosa Sumco Technology Corp.	833,000	3,689
*,2	Gigastorage Corp.	4,188,259	3,686
*,2	Holtek Semiconductor Inc.	2,478,483	3,669
[2]	Lingsen Precision Industries Ltd.	4,256,000	3,667
[2]	Flytech Technology Co. Ltd.	1,262,650	3,663
*,2	General Interface Solution GIS Holding Ltd.	2,971,070	3,655
[2]	Genesys Logic Inc.	1,150,000	3,642
[2]	Sincere Navigation Corp.	3,912,240	3,612
[2]	Chief Telecom Inc.	352,800	3,592
	Continental Holdings Corp.	4,985,000	3,584
	Bank of Kaohsiung Co. Ltd.	9,382,492	3,575
	Chun Yuan Steel Industry Co. Ltd.	5,212,000	3,569
*,2	Taiwan-Asia Semiconductor Corp.	4,410,987	3,563
[2]	Syncmold Enterprise Corp.	1,631,500	3,523
	TSRC Corp.	7,272,940	3,511
	USI Corp.	9,152,861	3,501
*	RDC Semiconductor Co. Ltd.	773,280	3,481
[2]	Kaimei Electronic Corp.	1,206,000	3,461
[2]	Everlight Chemical Industrial Corp.	5,245,200	3,452
[2]	Great Tree Pharmacy Co. Ltd.	1,137,414	3,450
[2]	Hsin Kuang Steel Co. Ltd.	2,746,000	3,437
*,2	CyberTAN Technology Inc.	4,199,000	3,433
	UPC Technology Corp.	9,686,041	3,425
	TYC Brother Industrial Co. Ltd.	2,186,000	3,423
[2]	YC INOX Co. Ltd.	4,747,902	3,374
[2]	JSL Construction & Development Co. Ltd.	2,262,955	3,373
[2]	Advanced International Multitech Co. Ltd.	1,497,000	3,361
	Taiwan PCB Techvest Co. Ltd.	2,988,000	3,347
[2]	Waffer Technology Corp.	1,835,773	3,320
*,2	Microbio Co. Ltd.	5,195,803	3,311
[2]	Forcecon Tech Co. Ltd.	1,217,546	3,249
[2]	D-Link Corp.	6,471,400	3,224
*,2	Egis Technology Inc.	864,100	3,105
*,2	Fittech Co. Ltd.	841,753	3,099
[2]	IEI Integration Corp.	1,528,920	3,086
[2]	TaiDoc Technology Corp.	723,000	3,078
	Rechi Precision Co. Ltd.	3,808,000	3,074
[2]	Actron Technology Corp.	747,479	3,069
[2]	Elitegroup Computer Systems Co. Ltd.	3,608,000	3,063
[2]	Alpha Networks Inc.	2,904,772	3,027
*	Foresee Pharmaceuticals Co. Ltd.	1,152,799	3,026

		Shares	Market Value ($000)
*,2	Career Technology MFG. Co. Ltd.	5,669,324	2,927
*	China Man-Made Fiber Corp.	13,075,016	2,916
[2]	Gourmet Master Co. Ltd.	1,230,469	2,915
*	Longchen Paper & Packaging Co. Ltd.	9,186,632	2,902
[2]	T3EX Global Holdings Corp.	1,394,000	2,876
*,2	Oriental Union Chemical Corp.	6,813,582	2,869
[2]	TA-I Technology Co. Ltd.	1,385,165	2,867
	Advancetek Enterprise Co. Ltd.	3,006,000	2,838
	Kung Long Batteries Industrial Co. Ltd.	712,333	2,794
*,2	Apex International Co. Ltd.	2,754,664	2,772
[2]	Hung Sheng Construction Ltd.	4,334,464	2,760
[2]	Amazing Microelectronic Corp.	1,028,244	2,741
	Ho Tung Chemical Corp.	9,501,459	2,739
[2]	Advanced Ceramic X Corp.	550,105	2,694
	Nantex Industry Co. Ltd.	3,578,000	2,687
	Firich Enterprises Co. Ltd.	3,543,184	2,659
*,2	Lung Yen Life Service Corp.	1,663,000	2,656
	Ambassador Hotel	1,890,000	2,603
[2]	Universal Vision Biotechnology Co. Ltd.	567,970	2,580
	Sampo Corp.	3,355,800	2,568
*,2	Taiwan TEA Corp.	6,190,000	2,568
	Darfon Electronics Corp.	2,609,000	2,568
*,2	Adimmune Corp.	4,226,825	2,556
[2]	PharmaEngine Inc.	1,207,457	2,554
*,2	Tong-Tai Machine & Tool Co. Ltd.	2,414,000	2,551
[2]	FSP Technology Inc.	1,548,120	2,532
[2]	Infortrend Technology Inc.	2,295,000	2,523
[2]	Shinfox Energy Co. Ltd.	1,648,973	2,480
	Sunny Friend Environmental Technology Co. Ltd.	1,007,497	2,452
	Radium Life Tech Co. Ltd.	7,147,465	2,427
[2]	China Metal Products	3,123,000	2,414
[2]	Cub Elecparts Inc.	823,735	2,412
	Mercuries & Associates Holding Ltd.	5,074,282	2,408
[2]	ZillTek Technology Corp.	412,000	2,399
[2]	Adlink Technology Inc.	1,208,895	2,378
[2]	St. Shine Optical Co. Ltd.	648,000	2,325
*,2	Taiwan Mask Corp.	1,873,272	2,320
	Zeng Hsing Industrial Co. Ltd.	746,778	2,272
[2]	Gamania Digital Entertainment Co. Ltd.	1,401,916	2,242
	Xxentria Technology Materials Corp.	1,839,069	2,225
	ScinoPharm Taiwan Ltd.	2,822,576	2,197
	Chia Hsin Cement Corp.	4,814,400	2,169
	Bioteque Corp.	559,475	2,133
*,3	OBI Pharma Inc.	2,386,481	2,095
[2]	Brogent Technologies Inc.	633,619	2,078
[2]	Namchow Holdings Co. Ltd.	1,727,000	2,059
[2]	Savior Lifetec Corp.	3,137,325	2,059
	Syntec Technology Co. Ltd.	67,000	2,046
[2]	China General Plastics Corp.	5,159,926	2,036
	Chlitina Holding Ltd.	621,013	2,034
*	HannsTouch Holdings Co.	6,760,115	1,981
[2]	Sensortek Technology Corp.	336,000	1,957
*,2	Chung Hwa Pulp Corp.	4,914,000	1,928
	Formosan Rubber Group Inc.	2,407,821	1,911
	Tyntek Corp.	3,105,000	1,910
[2]	KMC Kuei Meng International Inc.	660,000	1,898
[2]	Yungshin Construction & Development Co. Ltd.	1,002,931	1,891
	Asia Polymer Corp.	4,261,340	1,873
[2]	Soft-World International Corp.	576,653	1,864
[2]	91APP Inc.	887,243	1,864
	Cyberlink Corp.	704,674	1,859
[2]	Darwin Precisions Corp.	4,554,110	1,845
[2]	CHC Healthcare Group	1,672,899	1,800
[2]	Rich Development Co. Ltd.	7,116,640	1,790
[2]	Huang Hsiang Construction Corp.	1,510,360	1,780
	Wei Chuan Foods Corp.	3,839,261	1,779
	Sonix Technology Co. Ltd.	1,543,000	1,778
[2]	AGV Products Corp.	5,086,370	1,711
[2]	Sinyi Realty Inc.	2,454,000	1,710
*,2	Federal Corp.	2,535,040	1,632

		Shares	Market Value ($000)
	Panion & BF Biotech Inc.	785,579	1,628
	KEE TAI Properties Co. Ltd.	4,715,850	1,615
*,2	Taiwan Styrene Monomer	5,673,050	1,604
*	First Steamship Co. Ltd.	9,147,968	1,602
[2]	Tung Thih Electronic Co. Ltd.	893,424	1,601
*	Lealea Enterprise Co. Ltd.	7,551,367	1,566
[2]	Iron Force Industrial Co. Ltd.	510,020	1,551
*	Medigen Biotechnology Corp.	1,470,000	1,532
	Hong Pu Real Estate Development Co. Ltd.	2,118,000	1,511
*	Kuo Yang Construction Co. Ltd.	2,530,900	1,487
[2]	Speed Tech Corp.	1,275,000	1,471
*	HERON NEUTRON MEDICAL Corp.	102,000	1,399
	Basso Industry Corp.	1,286,000	1,397
*	Shining Building Business Co. Ltd.	4,715,638	1,348
	Taiyen Biotech Co. Ltd.	1,315,000	1,317
[2]	Ultra Chip Inc.	852,000	1,284
[2]	Rexon Industrial Corp. Ltd.	1,505,525	1,264
*	ALI Corp.	1,552,365	1,262
*,2	PChome Online Inc.	1,386,358	1,240
	China Electric Manufacturing Corp.	2,945,180	1,216
	Cenra Inc.	882,500	951
*	Li Peng Enterprise Co. Ltd.	5,151,000	901
	ASE Technology Holding Co. Ltd. ADR	28,912	549
	AUO Corp. ADR	67,176	285
*,3	Taiwan Land Development Corp.	573,970	—
*,3	Pharmally International Holding Co. Ltd.	612,856	—
			36,042,202
Thailand (1.6%)
	Delta Electronics Thailand PCL (Foreign)	39,119,500	253,111
	PTT PCL (Foreign)	167,354,915	180,658
	Advanced Info Service PCL (Foreign)	14,563,506	161,515
	Kasikornbank PCL (Foreign)	20,281,335	121,131
	CP ALL PCL (Foreign)	73,376,921	101,161
	SCB X PCL (Foreign)	22,228,290	95,688
*	Gulf Development PCL (Foreign)	60,051,945	89,328
	Bangkok Dusit Medical Services PCL (Foreign)	140,065,120	89,325
	Airports of Thailand PCL (Foreign)	51,482,044	82,186
	PTT Exploration & Production PCL (Foreign)	17,884,284	69,914
	Central Pattana PCL (Foreign)	33,540,124	61,359
	Krung Thai Bank PCL (Foreign)	61,332,696	55,036
[2]	Bumrungrad Hospital PCL (Foreign)	7,832,474	41,672
	Minor International PCL (Foreign)	50,551,621	36,649
[2]	TMBThanachart Bank PCL (Foreign)	513,424,000	32,914
[2]	Siam Cement PCL NVDR	4,964,296	32,414
[2]	Charoen Pokphand Foods PCL (Foreign)	47,135,917	30,876
	Siam Cement PCL (Foreign)	4,364,788	28,499
[2]	Bangkok Bank PCL NVDR	5,375,300	26,965
	True Corp. PCL (Foreign)	67,351,123	24,805
[2]	True Corp. PCL NVDR	63,717,501	23,467
	Central Retail Corp. PCL (Foreign)	36,617,900	22,850
	PTT Global Chemical PCL (Foreign)	29,025,179	22,773
[2]	Kasikornbank PCL NVDR	3,692,375	22,053
	Digital Telecommunications Infrastructure Fund	71,147,213	21,400
[2]	Thai Oil PCL (Foreign)	15,037,406	20,452
	Kiatnakin Phatra Bank PCL (Foreign)	7,893,070	18,053
	Banpu PCL (Foreign)	106,024,573	18,030
[2]	Tisco Financial Group PCL (Foreign)	4,942,068	17,652
	Krung Thai Bank PCL NVDR	19,542,000	17,536
	Indorama Ventures PCL (Foreign)	25,599,935	16,578
	Thanachart Capital PCL (Foreign)	8,317,856	15,590
[2]	Home Product Center PCL (Foreign)	65,183,584	14,663
[2]	PTT Oil & Retail Business PCL (Foreign)	33,970,300	14,630
	Krungthai Card PCL (Foreign)	15,561,731	14,151
[2]	Bangkok Expressway & Metro PCL (Foreign)	77,708,622	12,964
	Thai Union Group PCL (Foreign)	34,572,479	12,955
	Bangkok Bank PCL (Foreign)	2,465,641	12,369
	WHA Corp. PCL (Foreign)	106,380,606	11,723
	Bangchak Corp. PCL (Foreign)	11,965,366	11,507
	Tisco Financial Group PCL NVDR	3,157,493	11,278

		Shares	Market Value ($000)
	3BB Internet Infrastructure Fund	54,061,237	11,061
	TIDLOR Holdings PCL (Foreign)	19,544,758	10,536
	Osotspa PCL (Foreign)	18,744,200	10,477
	Srisawad Corp. PCL (Foreign)	12,999,016	10,264
	Muangthai Capital PCL (Foreign)	9,430,945	10,105
	Thai Life Insurance PCL (Foreign)	26,679,900	10,063
[2]	CP Axtra PCL (Foreign)	21,329,901	10,010
	Com7 PCL (Foreign)	14,149,600	9,831
	Electricity Generating PCL (Foreign)	2,628,011	9,780
	Global Power Synergy PCL (Foreign)	8,449,340	9,495
	CPN Retail Growth Leasehold REIT	25,339,826	9,085
	SCG Packaging PCL (Foreign)	13,621,000	8,613
	AP Thailand PCL (Foreign)	29,818,942	8,572
	Ratch Group PCL NVDR	8,607,102	8,478
[2]	Sansiri PCL (Foreign)	192,536,606	8,393
[2]	Central Plaza Hotel PCL (Foreign)	7,478,213	8,352
	Supalai PCL (Foreign)	14,121,085	8,161
*	BTS Group Holdings PCL (Foreign)	116,167,620	8,025
[2]	Land & Houses PCL NVDR	64,440,780	7,983
	WHA Premium Growth Freehold & Leasehold REIT	21,365,927	7,253
[2]	Asset World Corp. PCL (Foreign)	101,488,400	7,004
[2]	KCE Electronics PCL (Foreign)	11,032,614	6,581
	Thailand Future Fund	30,177,300	6,329
[2]	Carabao Group PCL (Foreign)	4,591,005	6,297
	Cal-Comp Electronics Thailand PCL (Foreign)	39,472,900	5,970
	Bangkok Commercial Asset Management PCL (Foreign)	22,698,300	5,763
*,2	Energy Absolute PCL (Foreign)	66,108,792	5,759
	MBK PCL (Foreign)	10,039,737	5,747
[2]	CH Karnchang PCL (Foreign)	14,244,763	5,658
[2]	Thaifoods Group PCL (Foreign)	36,886,575	5,571
	Mega Lifesciences PCL (Foreign)	4,420,100	5,066
	TTW PCL (Foreign)	17,136,034	5,008
	Bangkok Dusit Medical Services PCL NVDR	7,849,700	5,006
	Bangkok Life Assurance PCL NVDR	7,212,900	4,882
	IRPC PCL (Foreign)	131,877,214	4,866
[2]	Siam Global House PCL (Foreign)	21,826,600	4,772
	Amata Corp. PCL (Foreign)	9,603,723	4,771
[2]	Berli Jucker PCL (Foreign)	10,336,090	4,735
	Betagro PCL (Foreign)	8,563,100	4,631
	Star Petroleum Refining PCL (Foreign)	21,403,468	4,606
[2]	Land & Houses PCL (Foreign)	36,765,100	4,554
[2]	Bangkok Chain Hospital PCL (Foreign)	14,101,545	4,522
[2]	Sri Trang Agro-Industry PCL (Foreign)	10,680,661	4,348
	Bangkok Airways PCL (Foreign)	8,929,724	4,327
[2]	Hana Microelectronics PCL (Foreign)	7,807,083	4,323
	I-TAIL Corp. PCL (Foreign)	7,700,900	4,204
	B Grimm Power PCL (Foreign)	10,072,147	4,082
	Thai Vegetable Oil PCL (Foreign)	5,262,791	3,911
*,2	Jasmine Technology Solution PCL (Foreign)	2,249,492	3,826
	BCPG PCL (Foreign)	16,975,542	3,825
[2]	Sri Trang Gloves Thailand PCL (Foreign)	13,212,600	3,761
	Tipco Asphalt PCL (Foreign)	8,119,230	3,637
	Ratch Group PCL (Foreign)	3,664,056	3,609
	Quality Houses PCL (Foreign)	86,928,851	3,567
*,2	Thai Airways International PCL (Foreign)	14,720,268	3,490
	SCB X PCL NVDR	786,320	3,385
*	Thonburi Healthcare Group PCL (Foreign)	12,357,358	3,371
	AEON Thana Sinsap Thailand PCL (Foreign)	1,057,000	3,241
	Bangkok Life Assurance PCL (Foreign)	4,727,791	3,200
[2]	Chularat Hospital PCL (Foreign)	60,947,546	3,039
[2]	Dhipaya Group Holdings PCL (Foreign)	4,713,000	3,023
	Siam City Cement PCL (Foreign)	647,500	2,956
	VGI PCL (Foreign)	107,691,210	2,939
*	Stecon Group PCL (Foreign)	10,889,263	2,740
	TOA Paint Thailand PCL (Foreign)	5,936,534	2,737
[2]	Gunkul Engineering PCL (Foreign)	46,408,666	2,680
	PTG Energy PCL (Foreign)	10,941,946	2,624
[2]	Plan B Media PCL (Foreign)	22,064,560	2,556
	Thoresen Thai Agencies PCL (Foreign)	14,950,087	2,006
*	Thaicom PCL (Foreign)	6,858,785	1,999

		Shares	Market Value ($000)
	MK Restaurants Group PCL (Foreign)	3,299,700	1,975
	Precious Shipping PCL (Foreign)	9,584,963	1,937
[2]	JMT Network Services PCL (Foreign)	6,971,964	1,877
	SPCG PCL (Foreign)	5,775,304	1,761
*,2	Jasmine International PCL (Foreign)	43,225,803	1,761
	Dohome PCL (Foreign)	15,321,568	1,715
	Bangkok Land PCL (Foreign)	119,319,678	1,706
	GFPT PCL (Foreign)	5,288,796	1,611
[2]	Jaymart Group Holdings PCL (Foreign)	6,880,000	1,582
	CK Power PCL (Foreign)	21,369,772	1,551
[2]	TPI Polene Power PCL (Foreign)	24,853,700	1,446
*	SKY ICT PCL (Foreign)	4,051,165	1,366
[2]	Major Cineplex Group PCL (Foreign)	4,784,997	1,004
	Pruksa Real Estate PCL (Foreign)	11,775,000	674
*	Gulf Development PCL NVDR	254,534	379
*,2	Energy Absolute PCL NVDR	2,928,600	255
[2]	Banpu Power PCL (Foreign)	92,410	33
			2,386,554
Turkiye (1.0%)
	Aselsan Elektronik Sanayi ve Ticaret A/S	16,114,448	112,759
	Akbank TAS	41,986,849	89,812
[2]	BIM Birlesik Magazalar A/S	5,837,734	89,088
[2]	KOC Holding A/S	14,930,686	71,411
[2]	Turkiye Petrol Rafinerileri A/S	12,535,493	70,639
[2]	Turk Hava Yollari AO	7,524,534	52,631
[2]	Haci Omer Sabanci Holding A/S	18,808,648	47,330
*	Kiler Holding A/S	3,255,505	44,181
[2]	Turkcell Iletisim Hizmetleri A/S	16,372,758	44,126
[2]	Turkiye Is Bankasi A/S Class C	112,804,699	43,364
*,2	Yapi ve Kredi Bankasi A/S	45,319,997	42,804
[2]	Eregli Demir ve Celik Fabrikalari TAS	48,557,644	31,434
[2]	Turkiye Garanti Bankasi A/S	8,114,361	30,118
[2]	Enka Insaat ve Sanayi A/S	12,219,349	27,456
[2]	Ford Otomotiv Sanayi A/S	9,807,864	25,636
*,2	TAV Havalimanlari Holding A/S	2,459,681	19,696
[2]	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	5,144,012	18,888
[2]	Coca-Cola Icecek A/S	11,265,240	18,674
[2]	Migros Ticaret A/S	1,239,635	18,157
	Turkiye Sise ve Cam Fabrikalari A/S	16,905,563	17,757
[2]	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	27,307,113	16,054
*,2	Pasifik Eurasia Lojistik Dis Ticaret A/S	4,520,786	15,455
*,2	Pegasus Hava Tasimaciligi A/S	3,281,315	15,407
*,2	Destek Finans Faktoring A/S	816,828	14,989
	AG Anadolu Grubu Holding A/S	17,151,118	13,794
[2]	Tofas Turk Otomobil Fabrikasi A/S	1,657,337	12,463
[2]	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	27,209,333	12,039
*,1	MLP Saglik Hizmetleri A/S	1,059,383	11,480
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	10,575,222	11,148
*,2	Turk Altin Isletmeleri A/S	8,844,958	11,041
*	Peker Gayrimenkul Yatirim Ortakligi A/S	46,957,153	10,816
*	Gubre Fabrikalari TAS	963,334	10,664
*	Isiklar Enerji ve Yapi Holding A/S	6,107,178	10,594
*,2	Sasa Polyester Sanayi A/S	178,378,835	10,465
*,2	Turk Telekomunikasyon A/S	6,360,353	9,689
	Katilimevim Tasarruf Finansman A/S	10,867,391	9,585
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	9,691,294	9,171
[1,2]	Mavi Giyim Sanayi ve Ticaret A/S Class B	8,212,107	9,142
*,2	Turkiye Vakiflar Bankasi TAO	10,632,530	8,970
[2]	Ulker Biskuvi Sanayi A/S	2,791,718	8,711
*	Ufuk Yatirim Yonetim ve Gayrimenkul A/S	249,414	8,682
*,2	Turkiye Halk Bankasi A/S	8,323,815	8,415
*,2	TR Anadolu Metal Madencilik Isletmeleri A/S	2,517,588	8,271
[2]	Oyak Cimento Fabrikalari A/S	12,737,411	8,100
	Yeni Gimat Gayrimenkul Ortakligi A/S	2,469,396	7,915
	Is Yatirim Menkul Degerler A/S	6,966,996	7,701
*,2	Arcelik A/S	2,903,556	7,630
*,2	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	11,315,122	7,588
[1]	Enerjisa Enerji A/S	3,115,223	7,505
*	Ral Yatirim Holding A/S	1,703,416	7,377

		Shares	Market Value ($000)
*,2	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S	498,022	7,374
	Enerya Enerji A/S	32,014,133	7,307
	Turkiye Sigorta A/S	25,823,176	7,231
*,2	Petkim Petrokimya Holding A/S	16,522,748	7,014
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	15,810,914	6,690
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	11,709,568	6,412
	Anadolu Anonim Turk Sigorta Sirketi	9,630,194	6,332
*,2	Sok Marketler Ticaret A/S	4,176,351	6,240
[2]	Dogus Otomotiv Servis ve Ticaret A/S	1,175,849	6,209
[2]	Alarko Holding A/S	2,378,468	5,926
	LDR Turizm A/S	3,481,080	5,755
	Global Yatirim Holding A/S	16,530,963	5,583
[2]	Cimsa Cimento Sanayi ve Ticaret A/S	4,587,255	5,437
*	Turkiye Sinai Kalkinma Bankasi A/S	16,752,961	5,434
*	Aksa Enerji Uretim A/S Class B	3,181,408	5,400
*,2	Kuyumcukent Gayrimenkul Yatirimlari A/S	4,137,934	5,117
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	7,863,003	5,106
*	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	8,339,182	5,087
	Aksa Akrilik Kimya Sanayii A/S	18,742,500	4,775
*	Tera Yatirim Menkul Degerler A/S	997,257	4,773
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	1,733,202	4,751
	Borusan Yatirim ve Pazarlama A/S	88,419	4,693
	Aygaz A/S	849,202	4,685
[2]	Dogan Sirketler Grubu Holding A/S	9,314,923	4,652
	Turk Traktor ve Ziraat Makineleri A/S	339,954	4,626
*,2	Baticim Bati Anadolu Cimento Sanayii A/S	41,302,960	4,585
*	Otokar Otomotiv ve Savunma Sanayi A/S	450,775	4,482
	Nuh Cimento Sanayi A/S	782,633	4,324
	TAB Gida Sanayi ve Ticaret A/S	691,745	4,278
*	Lydia Holding A/S	1,004,715	4,124
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	2,094,880	4,020
*,2	Hektas Ticaret TAS	49,600,737	3,843
	Efor Yatirim Sanayi Ticaret A/S	7,305,251	3,828
*	BatiSoke Soke Cimento Sanayii TAS	5,791,744	3,636
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	29,872,672	3,624
	Sekerbank Turk A/S	17,111,761	3,596
*	Bera Holding A/S	8,587,304	3,561
	GUR-Sel Turizm Tasimacilik ve Servis Ticaret A/S	399,087	3,496
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	3,523,998	3,374
	Albaraka Turk Katilim Bankasi A/S	15,732,266	3,349
*	Is Gayrimenkul Yatirim Ortakligi A/S	5,935,677	3,297
	Logo Yazilim Sanayi ve Ticaret A/S	861,224	3,279
*,2	MIA Teknoloji A/S	3,744,909	3,207
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	1,089,536	3,026
*	Odine Solutions Teknoloji Ticaret ve Sanayi A/S	359,758	2,925
	AKIS Gayrimenkul Yatirimi A/S	14,447,458	2,909
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	1,537,145	2,843
*	CW Enerji Muhendislik Ticaret ve Sanayi A/S	3,791,845	2,841
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	8,688	2,821
*	Can2 Termik A/S	58,250,909	2,804
*	Izdemir Enerji Elektrik Uretim A/S	12,747,459	2,796
*	Girsim Elektrik Sanayi Taahut ve Ticaret A/S	2,147,612	2,738
*	Grainturk Tarim A/S	536,023	2,732
	Agesa Hayat ve Emeklilik A/S	470,373	2,722
	EGE Endustri ve Ticaret A/S	15,693	2,673
	Anadolu Hayat Emeklilik A/S	931,329	2,647
*,2	TR Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,060,675	2,623
[2]	Kontrolmatik Enerji ve Muhendislik A/S	11,157,090	2,519
*	DAP Gayrimenkul Gelistirme A/S Class C	9,961,068	2,478
[2]	Tekfen Holding A/S	1,378,405	2,433
*	Fenerbahce Futbol A/S	31,556,045	2,405
*	Gulermak Agir Sanayi Insaat ve Taahhut A/S	536,090	2,401
	Akcansa Cimento A/S	526,035	2,356
	Ronesans Gayrimenkul Yatirim A/S Class B	591,521	2,201
*	Tukas Gida Sanayi ve Ticaret A/S	31,971,824	2,135
	Eczacibasi Yatirim Holding Ortakligi A/S	275,874	2,097
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	15,686,085	2,086
*	Zorlu Enerji Elektrik Uretim A/S	26,188,099	1,992
	Iskenderun Demir ve Celik A/S	2,045,411	1,920
*	Akfen Yenilenebilir Enerji A/S	4,454,157	1,915

		Shares	Market Value ($000)
*	Is Finansal Kiralama A/S	3,792,313	1,875
*	Adese Gayrimenkul Yatirim A/S	61,489,890	1,867
*	NET Holding A/S	1,682,218	1,859
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	5,728,337	1,851
*	YEO Teknoloji Enerji ve Endustri A/S	1,846,454	1,845
*	Ozak Gayrimenkul Yatirim Ortakligi	5,231,551	1,838
	Kocaer Celik Sanayi ve Ticaret A/S	6,796,469	1,811
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	15,502,916	1,792
*	Altinay Savunma Teknolojileri A/S	4,739,085	1,784
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,595,809	1,762
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	2,697,495	1,755
*	Kayseri Seker Fabrikasi A/S	15,222,029	1,715
	SUN Tekstil Sanayi ve Ticaret A/S	1,703,494	1,671
*	Pasifik Teknoloji A/S	3,680,247	1,660
*	Tera Yatirim Teknoloji Holding A/S	5,066,334	1,618
*,2	Vestel Elektronik Sanayi ve Ticaret A/S	2,222,829	1,605
*	Politeknik Metal Sanayi ve Ticaret A/S	11,009	1,596
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,397,139	1,474
*	Izmir Demir Celik Sanayi A/S	8,606,390	1,445
*	Investco Holding A/S	249,693	1,423
	Bursa Cimento Fabrikasi A/S	8,772,891	1,405
	Celebi Hava Servisi A/S	33,015	1,384
*	Oyak Yatirim Menkul Degerler A/S	1,273,348	1,381
	Galata Wind Enerji A/S	2,250,982	1,368
*	Konya Cimento Sanayii A/S	12,328	1,284
*	Polisan Holding A/S	3,043,782	1,275
*	Biotrend Cevre ve Enerji Yatirimlari A/S	2,784,484	1,221
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	4,071,609	1,200
*	Qua Granite Hayal	19,722,908	1,196
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	145,518	1,195
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	6,309,057	1,185
	Alfa Solar Enerji Sanayi ve Ticaret A/S	1,221,266	1,155
*	Karsan Otomotiv Sanayii ve Ticaret A/S	4,848,218	1,108
*	Tumosan Motor ve Traktor Sanayi A/S	420,746	1,093
*	Reeder Teknoloji Sanayi ve Ticaret A/S	6,706,790	1,083
*	Hitit Bilgisayar Hizmetleri A/S	1,025,926	1,071
*	Aksigorta A/S	5,534,870	1,052
	Suwen Tekstil Sanayi Pazarlama A/S	4,997,880	1,029
*	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	1,520,292	986
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	5,161,135	978
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	464,497	974
*	Besler Gida ve Kimya Sanayi ve Ticaret A/S	2,952,119	973
	Escar Turizm Tasimacilik Ticaret A/S	1,475,422	952
*,2	Marmara Holding A/S	15,660,551	924
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	13,697,587	922
*	Kordsa Teknik Tekstil A/S	726,453	900
*	Imas Makina Sanayi A/S	7,956,721	885
*	Aydem Yenilenebilir Enerji A/S	1,534,075	883
*	Kervan Gida Sanayi ve Ticaret A/S Class B	11,708,373	866
	Ebebek Magazacilik A/S Class B	611,962	848
*	Karel Elektronik Sanayi ve Ticaret A/S	3,942,872	838
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	579,900	806
*	Link Bilgisayar Sistemleri Yazilimi ve Donanimi Sanayi ve Ticaret A/S	150,593	798
*	Agrotech Yueksek Teknoloji ve Yatirim A/S	10,947,008	788
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	2,401,297	776
*	Esenboga Elektrik Uretim A/S	8,172,051	742
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	19,416,940	710
*	Bagfas Bandirma Gubre Fabrikalari A/S	895,852	619
*	Tat Gida Sanayi A/S	1,818,842	594
	Visne Madencilik Uretim Sanayi ve Ticaret A/S	284,411	592
*	Kimteks Poliuretan Sanayi ve Ticaret A/S	1,586,720	584
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	373,253	535
*	Kartonsan Karton Sanayi ve Ticaret A/S	241,482	450
*	Blume Metal Chemical ASA	193,539	205
			1,581,431
United Arab Emirates (1.7%)
	Emaar Properties PJSC	85,030,022	347,832
	First Abu Dhabi Bank PJSC	60,559,187	306,838
	Emirates Telecommunications Group Co. PJSC	47,637,460	255,522

		Shares	Market Value ($000)
	Emirates NBD Bank PJSC	24,802,472	210,057
	Abu Dhabi Commercial Bank PJSC	43,020,985	178,447
	Aldar Properties PJSC	52,174,948	136,396
	Abu Dhabi Islamic Bank PJSC	19,857,265	131,696
	Dubai Islamic Bank PJSC	39,461,419	103,814
	Dubai Electricity & Water Authority PJSC	122,706,816	100,946
	Adnoc Gas plc	94,328,151	92,778
	Emaar Development PJSC	11,360,789	53,248
*	Alpha Dhabi Holding PJSC	21,646,845	52,621
	ADNOC Drilling Co. PJSC	35,991,518	52,253
	Salik Co. PJSC	25,589,034	44,469
	Abu Dhabi National Oil Co. for Distribution PJSC	39,432,567	44,024
	Air Arabia PJSC	31,135,567	42,256
*	Modon Holding PSC	43,576,316	40,141
	ADNOC Logistics & Services	22,275,412	34,041
*	Two Point Zero Group PJSC	53,646,362	32,969
	Dubai Investments PJSC	28,587,014	31,156
	Borouge plc	41,307,512	29,359
	Agility Global plc	76,653,381	28,180
	Pure Health Holding PJSC	30,801,631	22,898
	GFH Financial Group BSC	39,645,296	22,692
	Dana Gas PJSC	76,516,297	19,464
	Parkin Co. PJSC	10,277,581	17,305
	NMDC Group PJSC	3,069,973	17,193
*	Abu Dhabi Ports Co. PJSC	12,115,214	17,035
	Americana Restaurants International plc - Foreign Co.	38,268,435	16,240
	Talabat Holding plc	63,336,995	16,052
	Abu Dhabi National Hotels	113,313,471	13,502
	Emirates Central Cooling Systems Corp.	27,853,260	13,347
*	Apex Investment Co. PSC	13,591,820	12,476
	Lulu Retail Holdings plc	41,883,119	12,443
	Fertiglobe plc	15,756,946	11,632
*	Presight AI Holding plc	11,191,945	10,288
*	Phoenix Group plc	36,135,292	9,734
	Dubai Financial Market PJSC	21,085,002	9,523
*	RAK Properties PJSC	19,472,703	6,897
	Amanat Holdings PJSC	18,293,287	6,424
	Ajman Bank PJSC	15,210,998	6,130
*	Space42 plc	13,531,819	5,532
*	Gulf Navigation Holding PJSC	7,220,632	4,416
	Agthia Group PJSC	4,264,136	4,298
*	Ghitha Holding PJSC	527,380	2,420
*	Aramex PJSC	1,282,807	755
	Sharjah Islamic Bank	606,800	590
*,3	Arabtec Holding PJSC	10,929,061	—
			2,628,329
Total Common Stocks (Cost $90,160,768)			148,671,413
Preferred Stocks (1.3%)
	Itau Unibanco Holding SA Preference Shares	63,618,607	550,026
	Petroleo Brasileiro SA - Petrobras Preference Shares	60,100,046	431,215
	Banco Bradesco SA Preference Shares	64,377,765	260,679
	Itausa SA Preference Shares	80,081,283	207,859
*	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,700,901	130,965
	Gerdau SA Preference Shares	17,283,146	73,628
*	Axia Energia Preference Shares Class C	4,844,298	48,602
	Cia Energetica de Minas Gerais Preference Shares	17,805,098	38,840
	Axia Energia Preference Shares Class B	2,899,334	31,848
	Grupo Cibest SA Preference Shares	1,543,789	31,528
	Embotelladora Andina SA Preference Shares Class B	5,613,571	29,488
	Metalurgica Gerdau SA Preference Shares	11,203,630	21,012
	Grupo de Inversiones Suramericana SA Preference Shares	1,403,984	19,786
	Isa Energia Brasil SA Preference Shares	3,736,078	19,778
	Bradespar SA Preference Shares	3,253,199	14,718
	Marcopolo SA Preference Shares	9,749,846	11,949
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,798,092	9,576
	Unipar Carbocloro SA Preference Shares Class B	728,600	8,704
	Alpargatas SA Preference Shares	2,896,654	7,909
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	6,155,769	7,369

			Shares	Market Value ($000)
		Banco ABC Brasil SA Preference Shares	1,255,300	6,397
*		Localiza Rent a Car SA Preference Shares	451,705	4,005
*		Braskem SA Preference Shares Class A	2,079,169	3,643
*		Cyrela Brazil Realty SA Empreendimentos e Participacoes Preference Shares	656,715	3,513
		Cia de Ferro Ligas da Bahia FERBASA Preference Shares	2,204,636	3,511
*		Raizen SA Preference Shares	15,932,485	3,118
		Randoncorp SA Preference Shares	2,454,834	3,004
		Axia Energia Preference Shares ADR	191,585	2,067
*		Axia Energia Preference Shares Class C ADR	136,620	1,366
		KGI Financial Holding Co. Ltd. Preference Shares	711,001	178
*,3		Mechel PJSC Preference Shares	899,940	—
*,3		TVS Motor Co. Ltd. Preference Shares	12,428,628	—
Total Preferred Stocks (Cost $1,482,173)				1,986,281
Rights (0.0%)
*,3		Banco ABC Brasil SA Exp. 2/2/2026	82,988	116
*		XP Malls Fundo de Investimento Imobiliario-FII Exp. 12/2/2026	50,054	25
*,3		Speed Tech Corp. Exp. 3/2/2026	128,628	—
*		Capitania Securities II FII Exp. 2/3/2026	432,834	—
*,3		FOCI Fiber Optic Communications Inc. Exp. 2/3/2026	70,411	—
*,3		Kinsus Interconnect Technology Corp. Exp. 3/10/2026	437,595	—
Total Rights (Cost $—)				141
Warrants (0.0%)
*		Berjaya Corp. Bhd. Exp. 1/6/2031	9,378,736	190
*		Malaysian Resources Corp. Bhd. Exp. 10/29/2027	3,624,441	23
*		VGI PCL Exp. 5/23/2027	18,209,185	6
Total Warrants (Cost $—)				219
		Coupon
Temporary Cash Investments (3.7%)
Money Market Fund (3.7%)
[4,5]	Vanguard Market Liquidity Fund (Cost $5,690,961)	3.704%	56,915,462	5,691,546
Total Investments (103.0%) (Cost $97,333,902)				156,349,600
Other Assets and Liabilities—Net (-3.0%)				(4,591,110)
Net Assets (100%)				151,758,490
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the aggregate value was $8,083,658, representing 5.3% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,027,296.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $3,317,258 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	March 2026	8,070	613,643	16,514

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Citibank, N.A.	3/18/2026	INR	116,776,114	USD	1,292,422	—	(26,483)
Bank of America, N.A.	3/18/2026	INR	21,949,277	USD	242,851	—	(4,906)
Goldman Sachs International	3/18/2026	INR	11,450,298	USD	126,107	—	(1,978)
BNP Paribas	3/18/2026	INR	7,168,073	USD	79,022	—	(1,315)
BNP Paribas	3/18/2026	TWD	289,037	USD	9,288	—	(78)
State Street Bank & Trust Co.	3/18/2026	USD	55,880	BRL	308,737	—	(2,214)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	46,502	BRL	259,610	—	(2,348)
Standard Chartered Bank	3/18/2026	USD	89,834	HKD	697,342	440	—
State Street Bank & Trust Co.	3/18/2026	USD	93,963	INR	8,641,811	280	—
Standard Chartered Bank	3/18/2026	USD	27,154	THB	863,088	—	(354)
HSBC Bank plc	3/18/2026	USD	60,851	TWD	1,923,195	—	(429)
						720	(40,105)

BRL—Brazilian real.
HKD—Hong Kong dollar.
INR—Indian rupee.
THB—Thai baht.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
China Airlines Ltd.	8/31/2026	BANA	10,687	(0.390)	—	(135)
East Money Information Co. Ltd. Class A	10/22/2026	MSCS	13,268	(3.304)	—	(231)
FTSE China A Stock Connect CNY All Cap Index	6/4/2026	BANA	338,675	2.612	15,025	—
Novatek Microelectronics Corp.	4/22/2026	GSI	26,448	(2.188)	—	(249)
Raia Drogasil SA	4/22/2026	GSI	39,072	(2.038)	375	—
Sungrow Power Supply Co. Ltd. Class A	4/22/2026	MSCS	18,357	1.362	—	(2,041)
Tera Yatirim Teknoloji Holding A/S	10/22/2026	GSI	4,716	2.362	—	(1,647)
TOTVS SA	4/22/2026	GSI	15,935	1.362	544	—
TS Financial Holding Co. Ltd.	10/22/2026	MSCS	32,463	(1.640)	3,562	—
					19,506	(4,303)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.
At January 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $22,414 in connection with open forward currency contracts and over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	11,216,453	137,405,871	49,089	148,671,413
Preferred Stocks	1,825,650	160,631	—	1,986,281
Rights	—	25	116	141
Warrants	219	—	—	219
Temporary Cash Investments	5,691,546	—	—	5,691,546
Total	18,733,868	137,566,527	49,205	156,349,600

Derivative Financial Instruments
Assets
Futures Contracts[1]	16,514	—	—	16,514
Forward Currency Contracts	—	720	—	720
Swap Contracts	—	19,506	—	19,506
Total	16,514	20,226	—	36,740
Liabilities
Forward Currency Contracts	—	(40,105)	—	(40,105)
Swap Contracts	—	(4,303)	—	(4,303)
Total	—	(44,408)	—	(44,408)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.